Securities Act File No. 333-22309
Investment Company Act File No. 811-08071
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  /X/

                           Post-Effective Amendment No. 11               /X/

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          /X/

                           Amendment No. 11                              /X/

                        (Check appropriate box or boxes)

                         LAZARD RETIREMENT SERIES, INC.
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                 (212) 632-6000
--------------------------------------------------------------------------------
              (Registrant's Telephone Number, including Area Code)

                 30 Rockefeller Plaza, New York, New York 10112
--------------------------------------------------------------------------------
     (Address of Principal Executive: Number, Street, City, State, Zip Code)

                              Nathan A. Paul, Esq.
                              30 Rockefeller Plaza
                            New York, New York 10112
                    (Name and Address of Agent for Services)

                                    Copy to:

                             Stuart H. Coleman, Esq.
                          Stroock & Stroock & Lavan LLP
                                 180 Maiden Lane
                          New York, New York 10038-4982


  It is proposed that this filing will become effective (check appropriate box)

         immediately upon filing pursuant to paragraph (b)
-------
   X     on May 1, 2003 pursuant to paragraph (b)
-------
         60 days after filing pursuant to paragraph (a)(1)
-------
         on (DATE) pursuant to paragraph (a)(1)
-------
         75 days after filing pursuant to paragraph (a)(2)
-------
         on (DATE) pursuant to paragraph (a)(2) of Rule 485.
-------
If appropriate, check the following box:
         this post-effective amendment designates a new effective date for a ------- previously filed post-effective amendment.

                            LAZARD RETIREMENT SERIES
--------------------------------------------------------------------------------

                         ----------
                         PROSPECTUS
                         ----------


                         May 1, 2003


                         -------------------------------------------------------


                         Lazard Retirement Equity Portfolio
                         Lazard Retirement Small Cap Portfolio
                         Lazard Retirement International Equity Portfolio
                         Lazard Retirement International Equity Select Portfolio Lazard Retirement International Small Cap Portfolio Lazard Retirement Emerging Markets Portfolio
                         Lazard Retirement Strategic Yield Portfolio


                         -------------------------------------------------------


AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                               PAGE

                               ------------------------------------------------
                                1  OVERVIEW
                               ------------------------------------------------


CAREFULLY REVIEW THIS           ------------------------------------------------
IMPORTANT SECTION FOR           4  INVESTMENT OBJECTIVES, STRATEGIES,
INFORMATION ON THE                 RISK/RETURN AND EXPENSES
PORTFOLIOS' INVESTMENT          ------------------------------------------------
OBJECTIVES, STRATEGIES,
RISKS, PAST PERFORMANCE         4  Lazard Retirement Equity Portfolio
AND FEES.
                                7  Lazard Retirement Small Cap Portfolio

                               10  Lazard Retirement International Equity
                                   Portfolio

                               13  Lazard Retirement International Equity
                                   Select Portfolio

                               16  Lazard Retirement International Small
                                   Cap Portfolio

                               19  Lazard Retirement Emerging Markets Portfolio

                               22  Lazard Retirement Strategic Yield Portfolio

REVIEW THIS SECTION FOR        ------------------------------------------------
DETAILS ON THE PEOPLE AND      25  FUND MANAGEMENT
ORGANIZATIONS WHO OVERSEE      ------------------------------------------------
THE PORTFOLIOS.
                               25  Investment Manager

                               25  Principal Portfolio Managers

                               27  Administrator

                               27  Distributor

                               27  Custodian

REVIEW THIS SECTION FOR        ------------------------------------------------
DETAILS ON HOW SHARES ARE      28   ACCOUNT POLICIES
VALUED, HOW TO PURCHASE        ------------------------------------------------
AND SELL SHARES, RELATED
CHARGES AND PAYMENTS OF        28   Buying Shares
DIVIDENDS AND
DISTRIBUTIONS.                 28   Distribution and Service (12b-1) Fees

                               28   Selling Shares

                               29   Dividends, Distributions and Taxes

REVIEW THIS SECTION FOR        ------------------------------------------------
RECENT FINANCIAL               30   FINANCIAL HIGHLIGHTS
INFORMATION.                   ------------------------------------------------

                               ------------------------------------------------
                               34   PERFORMANCE INFORMATION FOR RELATED ACCOUNTS
                               ------------------------------------------------


WHERE TO LEARN MORE ABOUT      ------------------------------------------------
THE PORTFOLIOS.                     BACK COVER
                               ------------------------------------------------

--------------------------------------------------------------------------------
   LAZARD ASSET MANAGEMENT LLC SERVES AS EACH PORTFOLIO'S INVESTMENT MANAGER.
--------------------------------------------------------------------------------

The portfolios (each, a "Portfolio") of Lazard Retirement Series, Inc. (the "Fund") are intended to be funding vehicles for variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies" and, together with VA contracts, "Policies") offered by the separate accounts of certain insurance companies (the "Participating Insurance Companies"). Individuals may not purchase Portfolio shares directly from the Fund. The Policies are described in the separate prospectuses issued by the Participating Insurance Companies, over which the Fund assumes no responsibility. The investment objective and policies of a Portfolio may be similar to other funds/portfolios managed or advised by Lazard Asset Management LLC (the "Investment Manager"). However, the investment results of a Portfolio may be higher or lower than, and there is no guarantee that the investment results of a Portfolio will be comparable to, any other Lazard fund/portfolio. Portfolio shares may also be offered to certain qualified pension and retirement plans and to accounts permitting accumulation of assets on a tax-deferred basis ("Eligible Plans"). Differences in tax treatment or other considerations may cause the interests of Policy owners and Eligible Plan participants investing in a Portfolio to conflict. The Fund's Board of Directors monitors each Portfolio for any material conflicts and determines what action, if any, should be taken. For information about Eligible Plan investing, call (800) 887-4929.

OVERVIEW
--------------------------------------------------------------------------------


The Portfolios              The Fund consists of seven separate Portfolios. Each
                            Portfolio has its own investment objective, strategies, risk/return and expenses profile.
                            Because you could lose money by investing in a Portfolio, be sure to read all risk disclosures carefully before investing.


                            You should be aware that the Portfolios:

                            o   are not bank deposits

                            o are not guaranteed, endorsed or insured by any bank, financial institution or government entity, such as the Federal Deposit Insurance Corporation

                            o   are not guaranteed to achieve their stated goals

                            INFORMATION ON EACH PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMI-ANNUAL REPORT (SEE BACK COVER).

                            ----------------------------------------------------
Who May Want to Invest?     EQUITY PORTFOLIOS
                            ----------------------------------------------------


                            Lazard Retirement Equity Portfolio
                            Lazard Retirement Small Cap Portfolio
                            Lazard Retirement International Equity Portfolio Lazard Retirement International Equity Select
                              Portfolio
                            Lazard Retirement International Small Cap Portfolio Lazard Retirement Emerging Markets Portfolio

                            These Portfolios invest primarily in equity securities, including common stocks, preferred stocks and convertible securities. The Investment Manager seeks to identify undervalued securities and focuses on individual stock selection rather than on general stock market trends.

                            In general, the Investment Manager believes that the securities in which the Portfolios invest have one or more of the following characteristics:


                            o are undervalued relative to their earnings, cash flow or asset values


                            o have an attractive price/value relationship and a catalyst that has the potential to enhance value, such as a change in management or a new product offering

                            o are out of favor due to circumstances which are unlikely to harm the company's franchise or earnings power

                            o   have low projected price-to-earnings or
                                price-to-cash flow multiples


                            The Investment Manager typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or otherwise falls short of the Investment Manager's expectations.

                            Value stocks involve the risk that they may never reach what the Investment Manager believes is their full market value. They also may decline in price, even though, in theory, they are already undervalued.

                            Under adverse market conditions, a Portfolio could invest some or all of its assets in money market securities. The Portfolio might do this to seek to avoid or mitigate losses, but it may result in the Portfolio not achieving its investment objective.


                            Consider investing in these Portfolios if you are:

                            o looking to add an equity component to your portfolio

                            o willing to accept the higher risks of investing in the stock market in exchange for potentially higher long-term returns

                            These Portfolios may not be appropriate if you are uncomfortable with an investment that will fluctuate in value.

                            ----------------------------------------------------
                            FIXED-INCOME PORTFOLIO
                            ----------------------------------------------------


                            Lazard Retirement Strategic Yield Portfolio

                            This Portfolio will invest in a variety of fixed-income securities. The Portfolio is constructed using a bottom-up discipline in which the Investment Manager follows a systematic process to seek out undervalued opportunities within each sector. Securities are evaluated based on their fundamental and structural characteristics. Valuation analysis is tailored to the specific asset class, but may include credit research, prepayment or call options, maturity, duration, coupon, currency and country risks.

                            The Investment Manager assigns a relative yield spread target to each security purchased, which reflects the trading level at which the Investment Manager believes the security is fully valued. Targets are reviewed periodically, and performance is evaluated on an ongoing basis. The Investment Manager typically sells a security for any of the following reasons:

                            o the yield spread declines to a level at which the Investment Manager believes the security no longer reflects relative value

                            o the original underlying investment conditions are no longer valid, including a change in the fundamental rationale for the purchase

                            o in the opinion of the Investment Manager, the security's respective asset category or sector has become overvalued relative to investment risks


                            Under adverse market conditions, the Portfolio could invest some or all of its assets in money market securities. The Portfolio might do this to seek to avoid or mitigate losses, but it may result in the Portfolio not achieving its investment objective.


                            Consider investing in this Portfolio if you are:

                            o seeking potentially higher returns than those offered by money market funds


                            o willing to accept the risks of price and dividend rate fluctuations


                            This Portfolio may not be appropriate if you are uncomfortable with an investment that will fluctuate in value.

INVESTMENT OBJECTIVE, STRATEGIES, RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------


-----------------
LAZARD RETIREMENT
EQUITY PORTFOLIO
-----------------

INVESTMENT OBJECTIVE                The Portfolio seeks long-term capital
                                    appreciation.

PRINCIPAL INVESTMENT STRATEGIES     The Portfolio invests primarily in equity
                                    securities, principally common stocks, of relatively large U.S. companies with market capitalizations in the range of companies included in the S&P 500(R) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

                                    Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities. The Portfolio also may invest up to 15% of its total assets in non-U.S. equity securities that trade in U.S. markets.


PRINCIPAL INVESTMENT RISKS          While stocks have historically been a
                                    leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer's value. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

                                    Foreign securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and potentially less liquidity.

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement Equity Portfolio by showing the Portfolio's annual and long-term performance. The bar chart shows how the performance of the Portfolio's shares has varied from year to year. The table compares the performance of the Portfolio's shares over time to that of the S&P 500 Index, an unmanaged, market capitalization-weighted index of 500 common stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of these stocks, which represent all major industries. Both the bar chart and table assume reinvestment of dividends and distributions, if any. Performance information does not reflect the fees and charges imposed at the separate account level, and such charges will have the effect of reducing performance. Past performance does not indicate how the Portfolio will perform in the future.


                         PERFORMANCE BAR CHART AND TABLE

                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31

               [THIS DATA REPRESENTS A CHART IN THE PRINTED PIECE]

              1999            2000            2001            2002

              8.16%          (0.09)%         (7.47)%         (16.25)%


--------------------------------------------------------------------------------
      Best quarter:                  12/31/98                19.23%
      Worst quarter:                  9/30/02               (16.43)%
--------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS
                    (for the periods ended December 31, 2002)

                       Inception Date      Past Year      Since Inception
--------------------------------------------------------------------------------
RETIREMENT EQUITY
  PORTFOLIO                3/18/98          (16.25)%            (1.53)%
--------------------------------------------------------------------------------
S&P 500 INDEX                               (22.10)%            (2.98)%
--------------------------------------------------------------------------------

FEES AND EXPENSES

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The accompanying table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual portfolio operating expenses are paid out of Portfolio assets and are reflected in the share price. Investors also bear fees and charges imposed at the separate account level, which are described in the separate prospectuses issued by the Participating Insurance Companies.

ANNUAL PORTFOLIO
OPERATING EXPENSES
--------------------------------------------------------------------------------
Management Fees                                    .75%
--------------------------------------------------------------------------------
Distribution and
Service (12b-1) Fees                               .25%
--------------------------------------------------------------------------------
Other Expenses                                    2.74%
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating Expenses                                3.74%
--------------------------------------------------------------------------------
Fee Waiver and Expense
Reimbursement*                                    2.49%
--------------------------------------------------------------------------------
Net Expenses*                                     1.25%
--------------------------------------------------------------------------------

* Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2003, to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.

EXPENSE EXAMPLE

Use the accompanying table to compare the Portfolio's fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

o     $10,000 initial investment

o     5% annual return each year

o     redemption at the end of each period

o no changes in operating expenses, except for the first year of the periods reflected in the table, which is based on the net expenses pursuant to the contractual agreement

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.

LAZARD RETIREMENT
EQUITY PORTFOLIO        1 YEAR       3 YEARS        5 YEARS      10 YEARS
-------------------------------------------------------------------------------
                         $127         $913          $1,719        $3,824
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE, STRATEGIES, RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------


-------------------
LAZARD RETIREMENT
SMALL CAP PORTFOLIO
-------------------

INVESTMENT OBJECTIVE                The Portfolio seeks long-term capital
                                    appreciation.


PRINCIPAL INVESTMENT STRATEGIES     The Portfolio invests primarily in equity
                                    securities, principally common stocks, of relatively small U.S. companies that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. The Investment Manager considers
                                    "small cap companies" to be those companies that, at the time of initial purchase by the Portfolio, have market capitalizations within the range of companies included in the Russell 2000(R) Index (up to $2.2 billion as of February 28, 2003). Because small cap companies are defined by reference to an index, the market capitalizations of companies in which the Portfolio may invest may vary with market conditions.

                                    Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small cap companies. These securities generally have, in the Investment Manager's opinion, one or more of the following characteristics:


                                    o   the potential to become a larger factor
                                        in the company's business sector

                                    o significant debt but high levels of free cash flow

                                    o   a relatively short corporate history
                                        with the expectation that the business
                                        may grow

                                    The Portfolio may invest up to 20% of its assets in equity securities of larger U.S. companies.

PRINCIPAL INVESTMENT RISKS          While stocks have historically been a
                                    leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer's value.
                                    Small cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

                                    The shares of smaller companies tend to
                                    trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate. Some of the Portfolio's investments will rise and fall based only on investor perception.

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement Small Cap Portfolio by showing the Portfolio's annual and long-term performance. The bar chart shows how the performance of the Portfolio's shares has varied from year to year. The table compares the performance of the Portfolio's shares over time to that of the Russell 2000 Index, an unmanaged index comprised of the 2,000 smallest U.S. companies included in the Russell 3000(R) Index (consisting of the 3,000 largest U.S. companies by capitalization). Both the bar chart and table assume reinvestment of dividends and distributions, if any. Performance information does not reflect the fees and charges imposed at the separate account level, and such charges will have the effect of reducing performance. Past performance does not indicate how the Portfolio will perform in the future.


                         PERFORMANCE BAR CHART AND TABLE

                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31

               [THIS DATA REPRESENTS A CHART IN THE PRINTED PIECE]


     1998            1999            2000            2001            2002

    (3.22)%          5.13%          21.05%          18.63%         (17.68)%


--------------------------------------------------------------------------------
      Best quarter:                   6/30/99                21.25%
      Worst quarter:                  9/30/02               (19.28)%
--------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS
                    (for the periods ended December 31, 2002)

                          Inception          Past         Past         Since
                             Date            Year       5 Years      Inception
--------------------------------------------------------------------------------
RETIREMENT SMALL
  CAP PORTFOLIO            11/4/97         (17.68)%       3.76%        3.35%
--------------------------------------------------------------------------------
RUSSELL 2000 INDEX                         (20.48)%      (1.36)%      (1.45)%
--------------------------------------------------------------------------------

FEES AND EXPENSES

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The accompanying table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual portfolio operating expenses are paid out of Portfolio assets and are reflected in the share price. Investors also bear fees and charges imposed at the separate account level, which are described in the separate prospectuses issued by the Participating Insurance Companies.

ANNUAL PORTFOLIO
OPERATING EXPENSES
--------------------------------------------------------------------------------
Management Fees                                 .75%
--------------------------------------------------------------------------------
Distribution and
Service (12b-1) Fees                            .25%
--------------------------------------------------------------------------------
Other Expenses                                  .42%
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating Expenses                             1.42%
--------------------------------------------------------------------------------
Fee Waiver and Expense
Reimbursement*                                  .17%
--------------------------------------------------------------------------------
Net Expenses*                                  1.25%
--------------------------------------------------------------------------------

* Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2003, to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.

EXPENSE EXAMPLE

Use the accompanying table to compare the Portfolio's fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

o     $10,000 initial investment

o     5% annual return each year

o     redemption at the end of each period

o no changes in operating expenses, except for the first year of the periods reflected in the table, which is based on the net expenses pursuant to the contractual agreement

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.

LAZARD RETIREMENT
SMALL CAP PORTFOLIO     1 YEAR       3 YEARS        5 YEARS      10 YEARS
--------------------------------------------------------------------------------
                         $127         $433           $760         $1,687
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE, STRATEGIES, RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------


------------------------------
LAZARD RETIREMENT
INTERNATIONAL EQUITY PORTFOLIO
------------------------------

INVESTMENT OBJECTIVE                The Portfolio seeks long-term capital
                                    appreciation.

PRINCIPAL INVESTMENT STRATEGIES     The Portfolio invests primarily in equity
                                    securities, principally common stocks, of relatively large non-U.S. companies with market capitalizations in the range of companies included in the Morgan Stanley
                                    Capital International (MSCI(R)) Europe,
                                    Australasia and Far East (EAFE(R)) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

                                    In choosing stocks for the Portfolio, the Investment Manager looks for established companies in economically developed countries. The allocation of the Portfolio's assets among geographic sectors may shift from time to time based on the Investment Manager's judgment. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities.

                                    The Portfolio may engage, to a limited
                                    extent, in various investment techniques, such as foreign currency transactions.

PRINCIPAL INVESTMENT RISKS          While stocks have historically been a
                                    leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer's value.
                                    Foreign securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and potentially less liquidity.
                                    The value of your investment in the
                                    Portfolio will fluctuate, which means you could lose money.

                                    While the Portfolio may engage in foreign currency transactions primarily for hedging purposes, it may also use these transactions to increase returns. However, there is the risk that these transactions may reduce returns or increase volatility. In addition, derivatives, such as those used in certain foreign currency transactions, can be illiquid and highly sensitive to changes in the related currency. As such, a small investment in certain derivatives could have a potentially large impact on the Portfolio's performance.

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement International Equity Portfolio by showing the Portfolio's annual and long-term performance. The bar chart shows how the performance of the Portfolio's shares has varied from year to year. The table compares the performance of the Portfolio's shares over time to that of the MSCI EAFE Index, an unmanaged, broadly diversified international index comprised of equity securities of approximately 1,000 companies located outside the United States. Both the bar chart and table assume reinvestment of dividends and distributions, if any. Performance information does not reflect the fees and charges imposed at the separate account level, and such charges will have the effect of reducing performance. Past performance does not indicate how the Portfolio will perform in the future.




                         PERFORMANCE BAR CHART AND TABLE

                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31

               [THIS DATA REPRESENTS A CHART IN THE PRINTED PIECE]

              1999            2000            2001            2002

             21.41%          (9.62)%        (24.06)%         (10.71)%


--------------------------------------------------------------------------------
      Best quarter:                  12/31/99                10.22%
      Worst quarter:                  9/30/02               (17.43)%
--------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS
                    (for the periods ended December 31, 2002)

                       Inception Date       Past Year       Since Inception
--------------------------------------------------------------------------------
RETIREMENT
  INTERNATIONAL
  EQUITY PORTFOLIO         9/1/98           (10.71)%            (4.06)%
--------------------------------------------------------------------------------
MSCI EAFE INDEX                             (15.94)%            (3.90)%
--------------------------------------------------------------------------------

FEES AND EXPENSES

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The accompanying table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual portfolio operating expenses are paid out of Portfolio assets and are reflected in the share price. Investors also bear fees and charges imposed at the separate account level, which are described in the separate prospectuses issued by the Participating Insurance Companies.

ANNUAL PORTFOLIO
OPERATING EXPENSES
--------------------------------------------------------------------------------
Management Fees                                 .75%
--------------------------------------------------------------------------------
Distribution and
Service (12b-1) Fees                            .25%
--------------------------------------------------------------------------------
Other Expenses                                  .65%
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating Expenses                             1.65%
--------------------------------------------------------------------------------
Fee Waiver and Expense
Reimbursement*                                  .40%
--------------------------------------------------------------------------------
Net Expenses*                                  1.25%
--------------------------------------------------------------------------------

* Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2003, to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.

EXPENSE EXAMPLE

Use the accompanying table to compare the Portfolio's fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

o     $10,000 initial investment

o     5% annual return each year

o     redemption at the end of each period

o no changes in operating expenses, except for the first year of the periods reflected in the table, which is based on the net expenses pursuant to the contractual agreement

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.

LAZARD RETIREMENT
INTERNATIONAL
EQUITY PORTFOLIO        1 YEAR      3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
                         $127         $481           $859         $1,921
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE, STRATEGIES, RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------


-------------------------------
LAZARD RETIREMENT INTERNATIONAL
EQUITY SELECT PORTFOLIO
-------------------------------

INVESTMENT OBJECTIVE                The Portfolio seeks long-term capital
                                    appreciation.

PRINCIPAL INVESTMENT STRATEGIES     The Portfolio invests primarily in equity
                                    securities, principally American and Global
                                    Depositary Receipts (ADRs and GDRs,
                                    respectively) and common stocks, of
                                    relatively large non-U.S. companies with market capitalizations in the range of companies included in the Morgan Stanley
                                    Capital International (MSCI) Europe,
                                    Australasia and Far East (EAFE) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.


                                    The Investment Manager currently intends to hold securities of between 30 and 45 different issuers on a long-term basis. This strategy could result in lower brokerage costs to the Portfolio. Although the Investment Manager does not anticipate frequent trading in the Portfolio's securities, the Investment Manager will sell portfolio positions when it considers such action appropriate.


                                    In choosing stocks for the Portfolio, the Investment Manager looks for established companies in economically developed countries. The allocation of the Portfolio's assets among geographic sectors may shift from time to time based on the Investment Manager's judgment. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities.

                                    The Portfolio may engage, to a limited
                                    extent, in various investment techniques, such as foreign currency transactions.

PRINCIPAL INVESTMENT RISKS          While stocks have historically been a
                                    leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer's value.
                                    Foreign securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and potentially less liquidity.
                                    The value of your investment in the
                                    Portfolio will fluctuate, which means you could lose money.

                                    While the Portfolio may engage in foreign currency transactions primarily for hedging purposes, it may also use these transactions to increase returns. However, there is the risk that these transactions may reduce returns or increase volatility. In addition, derivatives, such as those used in certain foreign currency transactions, can be illiquid and highly sensitive to changes in the related currency. As such, a small investment in certain derivatives could have a potentially large impact on the Portfolio's performance.

                                         PERFORMANCE BAR CHART AND TABLE

                                    Because the Portfolio has not commenced
                                    investment operations, no performance
                                    returns are presented in this part of the Prospectus. Annual performance returns provide some indication of the risks of investing in the Portfolio by showing changes in performance from year to year. Comparison of Portfolio performance to an appropriate index indicates how the Portfolio's average annual returns compare with those of a broad measure of market performance.


FEES AND EXPENSES

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The accompanying table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual portfolio operating expenses are paid out of Portfolio assets and are reflected in the share price. Investors also bear fees and charges imposed at the separate account level, which are described in the separate prospectuses issued by the Participating Insurance Companies.

ANNUAL PORTFOLIO
OPERATING EXPENSES
--------------------------------------------------------------------------------
Management Fees                                 .85%
--------------------------------------------------------------------------------
Distribution and
Service (12b-1) Fees                            .25%
--------------------------------------------------------------------------------
Other Expenses*                                 .25%
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating Expenses                             1.35%
--------------------------------------------------------------------------------

* "Other Expenses" are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE

Use the accompanying table to compare the Portfolio's fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

o     $10,000 initial investment

o     5% annual return each year

o     redemption at the end of each period

o     no changes in operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.

LAZARD RETIREMENT
INTERNATIONAL
EQUITY SELECT
PORTFOLIO               1 YEAR       3 YEARS
--------------------------------------------------------------------------------
                         $137          $428
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE, STRATEGIES, RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------


-------------------------------
LAZARD RETIREMENT INTERNATIONAL
SMALL CAP PORTFOLIO
-------------------------------

INVESTMENT OBJECTIVE                The Portfolio seeks long-term capital
                                    appreciation.

PRINCIPAL INVESTMENT STRATEGIES     The Portfolio invests primarily in equity
                                    securities, principally common stocks, of relatively small non-U.S. companies that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. The Investment Manager considers
                                    "small non-U.S. companies" to be those
                                    non-U.S. companies with market
                                    capitalizations, at the time of initial
                                    purchase by the Portfolio, below $5 billion or in the range of the smallest 10% of companies included in the Morgan Stanley
                                    Capital International (MSCI) Europe,
                                    Australasia and Far East (EAFE) Index (based on market capitalization of the Index as a whole).

                                    In choosing stocks for the Portfolio, the Investment Manager looks for smaller, well-managed non-U.S. companies that have the potential to grow. The percentage of the Portfolio's assets invested in particular geographic sectors may shift from time to time based on the Investment Manager's judgment. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small cap companies. These securities generally have one or more of the following characteristics:

                                    o   the potential to become a larger factor
                                        in the company's business sector


                                    o significant debt but high levels of free cash flow


                                    o   a relatively short corporate history
                                        with the expectation that the business
                                        may grow

                                    The Investment Manager currently intends to focus the Portfolio's investments in economically developed countries such as the United Kingdom and Canada and countries in Continental Europe and the Pacific Basin.

                                    The Portfolio may invest up to 20% of its assets in equity securities of larger companies.

                                    The Portfolio may engage, to a limited
                                    extent, in various investment techniques, such as foreign currency transactions.

PRINCIPAL INVESTMENT RISKS          While stocks have historically been a
                                    leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer's value.
                                    Foreign securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and potentially less liquidity.
                                    Small companies carry additional risks
                                    because their earnings tend to be less
                                    predictable, their share prices more
                                    volatile and their securities less liquid than larger, more established, companies.
                                    The value of your investment in the
                                    Portfolio will fluctuate, which means you could lose money.


                                    The shares of smaller companies tend to
                                    trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate. Some of the Portfolio's investments will rise and fall based only on investor perception.


                                    While the Portfolio may engage in foreign currency transactions primarily for hedging purposes, it may also use these transactions to increase returns. However, there is the risk that these transactions may reduce returns or increase volatility. In addition, derivatives, such as those used in certain foreign currency transactions, can be illiquid and highly sensitive to changes in the related currency. As such, a small investment in certain derivatives could have a potentially large impact on the Portfolio's performance.

                                          PERFORMANCE BAR CHART AND TABLE

                                    Because the Portfolio has not commenced
                                    investment operations, no performance
                                    returns are presented in this part of the Prospectus. Annual performance returns provide some indication of the risks of investing in the Portfolio by showing changes in performance from year to year. Comparison of Portfolio performance to an appropriate index indicates how the Portfolio's average annual returns compare with those of a broad measure of market performance.

FEES AND EXPENSES

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The accompanying table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual portfolio operating expenses are paid out of Portfolio assets and are reflected in the share price. Investors also bear fees and charges imposed at the separate account level, which are described in the separate prospectuses issued by the Participating Insurance Companies.

ANNUAL PORTFOLIO
OPERATING EXPENSES
--------------------------------------------------------------------------------
Management Fees                                 .75%
--------------------------------------------------------------------------------
Distribution and
Service (12b-1) Fees                            .25%
--------------------------------------------------------------------------------
Other Expenses*                                 .25%
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating Expenses                             1.25%
--------------------------------------------------------------------------------

* "Other Expenses" are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE

Use the accompanying table to compare the Portfolio's fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

o     $10,000 initial investment

o     5% annual return each year

o     redemption at the end of each period

o     no changes in operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.

LAZARD RETIREMENT
INTERNATIONAL
SMALL CAP PORTFOLIO     1 YEAR       3 YEARS
--------------------------------------------------------------------------------
                         $127         $397
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE, STRATEGIES, RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------


--------------------------
LAZARD RETIREMENT
EMERGING MARKETS PORTFOLIO
--------------------------

INVESTMENT OBJECTIVE                The Portfolio seeks long-term capital
                                    appreciation.

PRINCIPAL INVESTMENT STRATEGIES     The Portfolio invests primarily in equity
                                    securities, principally common stocks, of non-U.S. companies whose principal activities are located in emerging market countries and that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.


                                    Emerging market countries include all
                                    countries represented by the Morgan Stanley
                                    Capital International (MSCI) Emerging
                                    Markets Free(R) (EMF) Index, which currently includes: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Ecuador, Egypt, Greece, Hungary, India, Indonesia, Israel, Jamaica, Jordan, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Russia, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Turkey and Venezuela.


                                    Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries. The allocation of the Portfolio's assets among emerging market countries may shift from time to time based on the Investment Manager's judgment and its analysis of market conditions. However, the Portfolio is likely to focus on companies in Latin America, the Pacific Basin and Eastern Europe.

                                    The Portfolio may engage, to a limited
                                    extent, in various investment techniques, such as foreign currency transactions.

PRINCIPAL INVESTMENT RISKS          While stocks have historically been a
                                    leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer's value.
                                    Foreign securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and potentially less liquidity.
                                    The securities markets of emerging market countries can be extremely volatile. The
                                    Portfolio's performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

                                    While the Portfolio may engage in foreign currency transactions primarily for hedging purposes, it may also use these transactions to increase returns. However, there is the risk that these transactions may reduce returns or increase volatility. In addition, derivatives, such as those used in certain foreign currency transactions, can be illiquid and highly sensitive to changes in the related currency. As such, a small investment in certain derivatives could have a potentially large impact on the Portfolio's performance.


The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement Emerging Markets Portfolio by showing the Portfolio's annual and long-term performance. The bar chart shows how the performance of the Portfolio's shares has varied from year to year. The table compares the performance of the Portfolio's shares over time to that of the MSCI EMF Index, an unmanaged index of emerging markets securities in countries open to non-local investors. Both the bar chart and table assume reinvestment of dividends and distributions, if any. Performance information does not reflect the fees and charges imposed at the separate account level, and such charges will have the effect of reducing performance. Past performance does not indicate how the Portfolio will perform in the future.


                         PERFORMANCE BAR CHART AND TABLE

                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31

               [THIS DATA REPRESENTS A CHART IN THE PRINTED PIECE]

     1998            1999            2000            2001            2002

   (22.85)%         52.09%         (28.07)%         (5.07)%         (1.50)%

--------------------------------------------------------------------------------
      Best quarter:                  12/31/99                29.16%
      Worst quarter:                  9/30/98               (22.58)%
--------------------------------------------------------------------------------


                          AVERAGE ANNUAL TOTAL RETURNS
                    (for the periods ended December 31, 2002)

                         Inception        Past         Past          Since
                            Date          Year        5 Years      Inception
--------------------------------------------------------------------------------
RETIREMENT
  EMERGING
  MARKETS PORTFOLIO        11/4/97        (1.50)%      (4.62)%       (5.37)%
--------------------------------------------------------------------------------
MSCI EMF INDEX                            (6.00)%      (4.57)%       (5.57)%
--------------------------------------------------------------------------------

FEES AND EXPENSES

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The accompanying table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual portfolio operating expenses are paid out of Portfolio assets and are reflected in the share price. Investors also bear fees and charges imposed at the separate account level, which are described in the separate prospectuses issued by the Participating Insurance Companies.

ANNUAL PORTFOLIO
OPERATING EXPENSES
--------------------------------------------------------------------------------
Management Fees                                1.00%
--------------------------------------------------------------------------------
Distribution and
Service (12b-1) Fees                            .25%
--------------------------------------------------------------------------------
Other Expenses                                 2.67%
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating Expenses                             3.92%
--------------------------------------------------------------------------------
Fee Waiver and Expense
Reimbursement*                                 2.32%
--------------------------------------------------------------------------------
Net Expenses*                                  1.60%
--------------------------------------------------------------------------------

* Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2003, to the extent Total Annual Portfolio Operating Expenses exceed 1.60% of the Portfolio's average daily net assets.


EXPENSE EXAMPLE

Use the accompanying table to compare the Portfolio's fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

o     $10,000 initial investment

o     5% annual return each year

o     redemption at the end of each period

o no changes in operating expenses, except for the first year of the periods reflected in the table, which is based on the net expenses pursuant to the contractual agreement

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.

LAZARD RETIREMENT
EMERGING MARKETS
PORTFOLIO               1 YEAR       3 YEARS        5 YEARS      10 YEARS
--------------------------------------------------------------------------------
                         $163         $982          $1,819        $3,993
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE, STRATEGIES, RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

-------------------------
LAZARD RETIREMENT
STRATEGIC YIELD PORTFOLIO
-------------------------

INVESTMENT OBJECTIVE                The Portfolio seeks total return from a
                                    combination of capital appreciation and
                                    current income.

PRINCIPAL INVESTMENT STRATEGIES     The Portfolio invests primarily in a wide
                                    variety of U.S. and non-U.S. fixed-income securities. The Portfolio typically invests approximately 50% of its assets in investment grade corporate bond, mortgage-related and asset-backed securities and 50% of its assets in fixed-income securities rated below investment grade (Baa or lower by Moody's or BBB or lower by S&P)
                                    ("junk bonds"), non-U.S. dollar denominated fixed-income securities of foreign issuers
                                    (including emerging markets securities and structured notes). The Portfolio may, however, invest without limit in fixed-income securities rated below investment grade and non-U.S. dollar denominated fixed-income securities of foreign issuers. Structured notes are securities that provide cash flows based on the movement of underlying variables, such as exchange rates or interest rates. The
                                    Portfolio also may invest in American or Global Depositary Receipts issued in relation to a pool of fixed-income securities in which the Portfolio could invest directly.

                                    The Portfolio may invest in securities with various maturities and durations, although the Portfolio's effective duration is expected to be up to five years. Duration is an indication of how sensitive a portfolio may be to changes in interest rates. For example, the market price of a fixed-income security with a duration of three years should decline 3% if interest rates rise 1% and increase 3% if interest rates fall 1%.

                                    The Portfolio may engage, to a limited
                                    extent, in various investment techniques, such as foreign currency transactions.

PRINCIPAL INVESTMENT RISKS          While bonds are designed to produce a stable
                                    stream of income, their prices move
                                    inversely with changes in interest rates.
                                    Interest rate risk is usually greater for fixed-income securities with longer maturities or durations. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

                                    The Portfolio is subject to credit risk, which is the risk that an issuer of bonds held by the Portfolio will have its credit rating downgraded or will fail to make timely interest or principal payments, potentially reducing the Portfolio's income or share price. The Portfolio's investments in lower-rated, higher-yielding bonds are subject to greater credit risk than its higher-rated investments. Junk bonds tend to be more volatile, less liquid and are considered speculative.

                                    Mortgage-related and asset-backed securities are subject to both credit and pre-payment risk, and may have a different interest rate sensitivity and be more volatile and less liquid than more traditional debt securities.

                                    Other risk factors could have an effect on the Portfolio's performance, including:

                                    o   if the Portfolio's mortgage-related
                                        securities are paid off substantially
                                        earlier or later than expected, the
                                        Portfolio's share price or yield could
                                        be hurt

                                    o   the price and yield of non-U.S. debt
                                        securities could be affected by factors
                                        ranging from political and economic
                                        instability to changes in currency
                                        exchange rates

                                    o   during unusual market conditions, the
                                        Portfolio may not be able to sell
                                        certain securities at the time and price it would like

                                    Foreign securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and potentially less liquidity. The securities markets of emerging market countries can be extremely volatile. The Portfolio's performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

                                    While the Portfolio may engage in foreign currency transactions primarily for hedging purposes, it also may use these transactions to increase returns. However, there is the risk that these transactions may reduce returns or increase volatility. In addition, derivatives, such as those used in certain foreign currency transactions, can be illiquid and highly sensitive to changes in the related currency. As such, a small investment in certain derivatives could have a potentially large impact on the Portfolio's performance.

                                    At times, the Portfolio may engage in
                                    short-term trading, which could produce
                                    higher brokerage costs.

                                          PERFORMANCE BAR CHART AND TABLE

                                    Because the Portfolio has not commenced
                                    investment operations, no performance
                                    returns are presented in this part of the Prospectus. Annual performance returns provide some indication of the risks of investing in the Portfolio by showing changes in performance from year to year. Comparison of Portfolio performance to an appropriate index indicates how the Portfolio's average annual returns compare with those of a broad measure of market performance.


FEES AND EXPENSES

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The accompanying table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual portfolio operating expenses are paid out of Portfolio assets and are reflected in the share price. Investors may also bear fees and charges imposed at the separate account level, which are described in the separate prospectuses issued by the Participating Insurance Companies.

ANNUAL PORTFOLIO
OPERATING EXPENSES
--------------------------------------------------------------------------------
Management Fees                                 .75%
--------------------------------------------------------------------------------
Distribution and
Service (12b-1) Fees                            .25%
--------------------------------------------------------------------------------
Other Expenses*                                 .25%
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating Expenses                             1.25%
--------------------------------------------------------------------------------

* "Other Expenses" are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE

Use the accompanying table to compare the Portfolio's fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

o     $10,000 initial investment

o     5% annual return each year

o     redemption at the end of each period

o     no changes in operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.

LAZARD RETIREMENT
STRATEGIC
YIELD PORTFOLIO         1 YEAR       3 YEARS
--------------------------------------------------------------------------------
                         $127         $397
--------------------------------------------------------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT MANAGER


Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112-6300, serves as the Investment Manager of each Portfolio. The Investment Manager provides day-to-day management of each Portfolio's investments and assists in the overall management of the Fund's affairs. The Investment Manager and its affiliates provide investment management services to client discretionary accounts with assets totaling approximately $56 billion as of December 31, 2002. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of several of the Portfolios.

The Fund has agreed to pay the Investment Manager an investment management fee at the annual rate set forth below as a percentage of the relevant Portfolio's average daily net assets. The investment management fees are accrued daily and paid monthly. For the fiscal year ended December 31, 2002, the Investment Manager waived all or a portion of its management fees with respect to certain Portfolios, which resulted in such Portfolios paying the Investment Manager a management fee at the effective annual rate set forth below as a percentage of the relevant Portfolio's average daily net assets.

                                                                                          Effective Annual Rate of
                                                           Investment Management            Investment Management
Name of Portfolio                                               Fee Payable                       Fee Paid
-----------------                                          ---------------------          ------------------------
Retirement Equity Portfolio                                       .75%                              .00%
Retirement Small Cap Portfolio                                    .75%                              .58%
Retirement International Equity Portfolio                         .75%                              .36%
Retirement International Equity Select Portfolio                  .85%                              N/A+
Retirement International Small Cap Portfolio                      .75%                              N/A+
Retirement Emerging Markets Portfolio                            1.00%                              .00%
Retirement Strategic Yield Portfolio                              .75%                              N/A+

+     The Portfolio had not commenced investment operations on May 1, 2003.


PRINCIPAL PORTFOLIO MANAGERS

All of the Portfolios are managed on a team basis. The names of the principal persons who are primarily responsible for the day-to-day management of the assets of the Portfolios are as follows:


RETIREMENT EQUITY PORTFOLIO--Herbert W. Gullquist (since inception), Jeffrey A. Kigner (since January 2001), and Andrew D. Lacey and J. Richard Tutino (each since May 2003)

RETIREMENT SMALL CAP PORTFOLIO--Herbert W. Gullquist (since inception), Andrew
D. Lacey (since May 2003) and Patrick M. Mullin (since January 2001)

RETIREMENT INTERNATIONAL EQUITY PORTFOLIO--Herbert W. Gullquist and John R. Reinsberg (each since inception) and Gabrielle M. Boyle, Michael A. Bennett and Michael Powers (each since May 2003)

RETIREMENT INTERNATIONAL EQUITY SELECT PORTFOLIO--Herbert W. Gullquist, John R. Reinsberg, Gabrielle M. Boyle, Michael A. Bennett and Michael Powers

RETIREMENT INTERNATIONAL SMALL CAP PORTFOLIO--Herbert W. Gullquist, John R. Reinsberg and Brian Pessin

RETIREMENT EMERGING MARKETS PORTFOLIO--Herbert W. Gullquist and John R. Reinsberg (each since inception) and James M. Donald (since November 2001)

RETIREMENT STRATEGIC YIELD PORTFOLIO--Steven Blitz, J. William Charlton, David Cleary and Markus van de Weyer


BIOGRAPHICAL INFORMATION OF PRINCIPAL PORTFOLIO MANAGERS


MICHAEL A. BENNETT. Mr. Bennett is a Managing Director of the Investment Manager, which he joined in July 1992.

STEVEN BLITZ. Mr. Blitz is a Director and is Head of Global Fixed Income for the Investment Manager, which he joined in November 2002. Previously, he was a Chief Strategist and the Chief Economist with Offitbank.

GABRIELLE M. BOYLE. Ms. Boyle is a Managing Director of the Investment Manager, which she joined in November 1993.

J. WILLIAM CHARLTON. Mr. Charlton is a Director and is Head of U.S. High Yield Fixed Income for the Investment Manager, which he joined in November 2002. Previously, he was with Offitbank.

DAVID CLEARY. Mr. Cleary is a Director and fixed income portfolio manager of the Investment Manager, which he joined in 1994.


JAMES M. DONALD. Mr. Donald is a Senior Vice President of the Investment Manager, which he joined in 1995.


HERBERT W. GULLQUIST. Mr. Gullquist is a Managing Director, Co-Chief Executive Officer and Chief Investment Officer of the Investment Manager. He joined the Investment Manager in 1982.


JEFFREY A. KIGNER. Mr. Kigner is a Managing Director of the Investment Manager, which he joined in 2001. Previously, he was Chief Investment Officer and Co-Chairman of John A. Levin & Co.


ANDREW D. LACEY. Mr. Lacey is a Managing Director of the Investment Manager, which he joined in 1996.

PATRICK M. MULLIN. Mr. Mullin is a Director of the Investment Manager, which he joined in 1998.

BRIAN PESSIN. Mr. Pessin is a Vice President of the Investment Manager, which he joined in 1999. Previously, he was associated with Dawson, Samberg Capital Management.

MICHAEL POWERS. Mr. Powers is a Director of the Investment Manager, which he joined in 1990.

JOHN R. REINSBERG. Mr. Reinsberg is a Managing Director of the Investment Manager, which he joined in 1992.

J. RICHARD TUTINO. Mr. Tutino is a Director of the Investment Manager, which he joined in 1997.

MARKUS VAN DE WEYER. Mr. van de Weyer is a Senior Vice President of Lazard Asset Management GmbH in Frankfurt and a portfolio manager for the Investment Manager, which he joined in 1999. Previously, he was portfolio manager/analyst with Metzler Investment, Commerz International Capital Management.

ADMINISTRATOR


State Street Corporation ("State Street"), located at 225 Franklin Street, Boston, Massachusetts 02110, serves as each Portfolio's administrator.

DISTRIBUTOR


Lazard Freres & Co. LLC ("Lazard") acts as distributor for the Portfolios.


CUSTODIAN

State Street acts as custodian of the Portfolios' investments. State Street may enter into subcustodial arrangements on behalf of the Portfolios for the holding of foreign securities.

ACCOUNT POLICIES
--------------------------------------------------------------------------------

BUYING SHARES

Portfolio shares are currently offered only to separate accounts of Participating Insurance Companies. INDIVIDUALS MAY NOT PURCHASE SHARES DIRECTLY FROM THE FUND. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying Portfolio shares.


Share purchase orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the Portfolio's net asset value per share ("NAV") calculated on such day, provided that the order, and Federal Funds in the net amount of such order, are received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting purchase orders and Federal Funds.


The NAV is generally determined as of the close of regular trading on the floor of the New York Stock Exchange (normally 4:00 p.m., Eastern time), on each day the New York Stock Exchange is open for business. Equity securities typically are valued based on market value, or where market quotations are not readily available, based on fair value as determined in good faith by the Fund's Board. Debt securities typically are valued using available market quotations or at fair value which may be determined by one or more pricing services. Debt securities having remaining maturities of 60 days or less are valued on an amortized cost basis unless the Board determines that such method does not represent fair value.

Foreign securities held by a Portfolio may trade on days when the Portfolio does not calculate its NAV, potentially affecting the Portfolio's NAV on days when shareholders are unable to buy or sell the Portfolio's shares.

DISTRIBUTION AND SERVICE (12B-1) FEES

The Fund has adopted a plan under rule 12b-1 that allows each Portfolio to pay Lazard a fee, at the annual rate of .25% of the value of the Portfolio's average daily net assets, for services provided to shareholders. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees may cost shareholders more than paying other types of sales charges.

SELLING SHARES

Portfolio shares may be sold at any time by the separate accounts of the Participating Insurance Companies. INDIVIDUALS MAY NOT PLACE SELL ORDERS DIRECTLY WITH THE FUND. Redemption orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the NAV calculated on such day, provided that the order is received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about selling Portfolio shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Income dividends are normally declared and paid annually for each of the Equity Portfolios, but may be declared and paid more frequently. Income dividends will normally be declared each business day and paid monthly for Lazard Retirement Strategic Yield Portfolio. Net capital gains, if any, are normally distributed annually but may be distributed more frequently.

Dividends and distributions of a Portfolio will be reinvested in additional shares of the Portfolio at net asset value unless instructed otherwise by the relevant Participant Insurance Company. Since each Portfolio's shareholders are the Participating Insurance Companies and their separate accounts, this Prospectus contains no discussion as to the federal income tax consequences to Policy owners. For this information, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company. Participating Insurance Companies should consult their tax advisers about federal, state and local tax consequences.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following financial highlights tables are intended to help you understand each Portfolio's financial performance since its inception (or five years, whichever is less), and certain information reflects financial results for a single Portfolio share. The total returns in each table represent the rate that an investor would have earned or lost each year on an investment in the Portfolio (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by Anchin, Block & Anchin LLP, independent accountants, whose report, along with each Portfolio's financial statements, is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge. Performance information does not reflect the fees and charges imposed at the separate account level, and such charges will have the effect of reducing performance.


LAZARD RETIREMENT EQUITY PORTFOLIO

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:


                                                                      YEAR ENDED                             PERIOD FROM
                                              ---------------------------------------------------------      3/18/98* TO
                                               12/31/02        12/31/01        12/31/00        12/31/99        12/31/98
                                              ---------       ---------       ---------       ---------       ---------
Net asset value, beginning of period ....     $    9.38       $   10.20       $   11.53       $   11.05       $   10.00
                                              ---------       ---------       ---------       ---------       ---------

Income (loss) from investment operations:

  Net investment income (loss) ..........          0.06            0.06            0.07            0.06            0.02

  Net realized and unrealized gain (loss)         (1.58)          (0.82)          (0.10)           0.83            1.06
                                              ---------       ---------       ---------       ---------       ---------

  Total from investment operations ......         (1.52)          (0.76)          (0.03)           0.89            1.08
                                              ---------       ---------       ---------       ---------       ---------

Less distributions from:

  Net investment income .................         (0.01)          (0.06)          (0.07)          (0.06)          (0.02)

  Net realized gains ....................            --              --           (1.23)          (0.35)          (0.01)
                                              ---------       ---------       ---------       ---------       ---------

  Total distributions ...................         (0.01)          (0.06)          (1.30)          (0.41)          (0.03)
                                              ---------       ---------       ---------       ---------       ---------

Net asset value, end of period ..........     $    7.85       $    9.38       $   10.20       $   11.53       $   11.05
                                              =========       =========       =========       =========       =========

TOTAL RETURN (a) ........................        (16.25)%         (7.47)%         (0.09)%          8.16%          10.89%

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (in thousands)      $   3,750       $   5,015       $   3,232       $   2,835       $   2,513

Ratios to average net assets:

  Net expenses (b) ......................          1.25%           1.25%           1.25%           1.33%           1.50%

  Gross expenses (b) ....................          3.74%           3.25%           5.07%           5.63%          21.32%

  Net investment income (b) .............          0.58%           0.63%           0.74%           0.42%           0.53%

Portfolio turnover rate .................            94%            141%            133%             35%             40%

*     Commencement of operations.

(a) Total returns assume changes in share price and reinvestment of all dividends and distributions. Periods of less than one year are not annualized.


(b)   Annualized for periods of less than one year.

LAZARD RETIREMENT SMALL CAP PORTFOLIO

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:


                                                                               YEAR ENDED
                                              -----------------------------------------------------------------------------
                                               12/31/02         12/31/01         12/31/00         12/31/99        12/31/98
                                              ----------       ----------       ----------       ----------      ----------
Net asset value, beginning of period ....     $    13.08       $    11.75       $     9.82       $     9.52      $     9.84
                                              ----------       ----------       ----------       ----------      ----------

Income (loss) from investment operations:

  Net investment income (loss) ..........           0.01             0.01             0.03             0.02              --

  Net realized and unrealized gain (loss)          (2.32)            2.15             2.03             0.46           (0.32)
                                              ----------       ----------       ----------       ----------      ----------

  Total from investment operations ......          (2.31)            2.16             2.06             0.48           (0.32)
                                              ----------       ----------       ----------       ----------      ----------

Less distributions from:

  Net investment income .................             --            (0.01)           (0.03)           (0.02)             --

  Net realized gains ....................          (0.05)           (0.82)           (0.10)           (0.16)             --
                                              ----------       ----------       ----------       ----------      ----------

  Total distributions ...................          (0.05)           (0.83)           (0.13)           (0.18)             --
                                              ----------       ----------       ----------       ----------      ----------

Net asset value, end of period ..........     $    10.72       $    13.08       $    11.75       $     9.82      $     9.52
                                              ==========       ==========       ==========       ==========      ==========

TOTAL RETURN (a) ........................         (17.68)%          18.63%           21.05%            5.13%          (3.22)%

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (in thousands)      $   47,453       $   42,164       $   15,205       $    2,709      $    1,704

Ratios to average net assets:

  Net expenses ..........................           1.25%            1.25%            1.25%            1.32%           1.50%

  Gross expenses ........................           1.42%            1.67%            2.76%            7.31%          16.20%

  Net investment income (loss) ..........          (0.17)%           0.09%            0.42%            0.16%          (0.18)%

Portfolio turnover rate .................            108%              78%              67%              73%             61%

(a) Total returns assume changes in share price and reinvestment of all dividends and distributions.

LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:


                                                                      YEAR ENDED                                PERIOD FROM
                                             -------------------------------------------------------------      9/1/98* TO
                                              12/31/02         12/31/01         12/31/00         12/31/99        12/31/98
                                             ----------       ----------       ----------       ----------      -----------
Net asset value, beginning of period ...     $     9.09       $    12.01       $    13.49       $    11.23      $    10.00
                                             ----------       ----------       ----------       ----------      ----------

Income (loss) from investment operations:

  Net investment income (loss) .........           0.05             0.01             0.10             0.08           (0.04)

  Net realized and unrealized gain (loss)         (1.02)           (2.90)           (1.40)            2.32            1.27
                                             ----------       ----------       ----------       ----------      ----------

  Total from investment operations .....          (0.97)           (2.89)           (1.30)            2.40            1.23
                                             ----------       ----------       ----------       ----------      ----------

Less distributions from:

  Net investment income ................          (0.01)              --(c)         (0.08)           (0.07)             --

  Net realized gains ...................             --            (0.03)           (0.10)           (0.07)             --
                                             ----------       ----------       ----------       ----------      ----------

  Total distributions ..................          (0.01)           (0.03)           (0.18)           (0.14)             --
                                             ----------       ----------       ----------       ----------      ----------

Net asset value, end of period .........     $     8.11       $     9.09       $    12.01       $    13.49      $    11.23
                                             ==========       ==========       ==========       ==========      ==========

TOTAL RETURN (a) .......................         (10.71)%         (24.06)%          (9.62)%          21.41%          12.30%

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (in thousands)     $   48,913       $   32,311       $   20,937       $    6,308      $      513

Ratios to average net assets:

  Net expenses (b) .....................           1.25%            1.25%            1.25%            1.31%           1.60%

  Gross expenses (b) ...................           1.65%            1.94%            2.32%           12.94%          48.67%

  Net investment income (loss) (b) .....           0.98%            0.50%            0.72%            0.85%          (0.58)%

Portfolio turnover rate ................             49%              58%              32%              22%              7%

*     Commencement of operations.

(a) Total returns assume changes in share price and reinvestment of all dividends and distributions. Periods of less than one year are not annualized.


(b)   Annualized for periods of less than one year.

(c)   Amount is less than $0.01 per share.

LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:


                                                                             YEAR ENDED
                                              -------------------------------------------------------------------------
                                               12/31/02        12/31/01        12/31/00        12/31/99        12/31/98
                                              ---------       ---------       ---------       ---------       ---------
Net asset value, beginning of period ....     $    7.17       $    7.59       $   11.01       $    7.26       $    9.49
                                              ---------       ---------       ---------       ---------       ---------

Income (loss) from investment operations:

  Net investment income (loss) ..........          0.05            0.03            0.03            0.02            0.06

  Net realized and unrealized gain (loss)         (0.16)          (0.42)          (3.12)           3.76           (2.23)
                                              ---------       ---------       ---------       ---------       ---------

  Total from investment operations ......         (0.11)          (0.39)          (3.09)           3.78           (2.17)
                                              ---------       ---------       ---------       ---------       ---------

Less distributions from:

  Net investment income .................         (0.04)          (0.03)          (0.01)          (0.03)          (0.06)

  Net realized gains ....................            --              --           (0.32)             --              --
                                              ---------       ---------       ---------       ---------       ---------

  Total distributions ...................         (0.04)          (0.03)          (0.33)          (0.03)          (0.06)
                                              ---------       ---------       ---------       ---------       ---------

Net asset value, end of period ..........     $    7.02       $    7.17       $    7.59       $   11.01       $    7.26
                                              =========       =========       =========       =========       =========

TOTAL RETURN (a) ........................         (1.50)%         (5.07)%        (28.07)%         52.09%         (22.85)%

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (in thousands)      $   7,965       $   4,907       $   4,789       $   4,568       $   1,249

Ratios to average net assets:

  Net expenses ..........................          1.60%           1.60%           1.60%           1.64%           1.80%

  Gross expenses ........................          3.92%           4.21%           4.15%           9.59%          14.37%

  Net investment income .................          0.95%           0.52%           0.42%           0.39%           0.83%

Portfolio turnover rate .................            53%             63%             54%             45%             44%

(a) Total returns assume changes in share price and reinvestment of all dividends and distributions.

PERFORMANCE INFORMATION FOR RELATED ACCOUNTS
--------------------------------------------------------------------------------

(LAZARD RETIREMENT INTERNATIONAL EQUITY SELECT PORTFOLIO ONLY)

THIS IS NOT THE PORTFOLIO'S PERFORMANCE


Lazard Retirement International Equity Select Portfolio has not commenced operations and, therefore, does not have its own performance record. However, the Portfolio's investment objective, policies and strategies are substantially similar to those used by the Investment Manager in managing certain discretionary investment management accounts. The chart below shows the historical investment performance for a composite (the "Fund Related Account Composite") of certain of these accounts (the "Private Accounts") and for the Portfolio's benchmark index. The Fund Related Account Composite should not be interpreted as indicative of the Portfolio's future performance.


              Annual Total Returns for the Year Ended December 31,


                                         1994   1995    1996    1997    1998   1999     2000     2001     2002
                                         ----   ----    ----    ----    ----   ----     ----     ----     ----
Fund Related Account Composite* ...      1.2%   6.0%   12.1%   18.9%   23.7%   20.2%     3.2%   (19.7)%  (12.6)%

MSCI EAFE Index** .................      7.8%  11.2%    6.0%    1.8%   20.0%   27.0%   (14.2)%  (21.4)%  (15.9)%

                          Average Annual Total Returns
                    (for the periods ended December 31, 2002)

                                            INCEPTION DATE       ONE YEAR        FIVE YEARS      SINCE INCEPTION
                                            --------------       --------        ----------      ---------------
Fund Related Account Composite* .......          1/1/94           (12.6)%            1.5%              4.9%

MSCI EAFE Index** .....................             N/A           (15.9)%           (2.9)%             1.5%

----------
* The Fund Related Account Composite excludes certain Private Accounts managed by the Investment Manager. However, the Investment Manager believes that the exclusion of such accounts does not materially affect the performance shown or otherwise cause the performance to be misleading.

** The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index is an unmanaged, broadly diversified international index comprised of equity securities of approximately 1,000 companies located outside the United States.

Certain Private Accounts may not be subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected the performance of the Related Account Composite. The performance results of the Fund Related Account Composite reflect actual fees charged to the Private Accounts. They do not reflect the estimated fees and expenses to be incurred by the Portfolio or the fees and charges imposed by the Participating Insurance Companies under their VA contracts or VLI policies, which, if reflected, would have reduced returns.


Additionally, although it is anticipated that the Portfolio and the Private Accounts will hold similar securities, their investment results are expected to differ. In particular, differences in asset size and cash flow resulting from purchases and redemptions of Portfolio shares may result in different securities selections, differences in the relative weightings of securities or differences in the prices paid for particular portfolio holdings.


The returns of each Private Account are time-weighted, use trade date accounting, and are based upon quarterly portfolio valuations prior to April 1995 and upon monthly portfolio valuations from April 1995 to the present. The performance figures reflect the reinvestment of dividends and other distributions as of the payment date. The returns of the Fund Related Account Composite are dollar-weighted based upon beginning period market values on a monthly basis. This calculation method differs from guidelines of the Securities and Exchange Commission (the"Commission") for calculating performance of mutual funds.

For more information about the Portfolios, the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS (REPORTS):

The Fund's annual and semi-annual reports to shareholders contain additional information on each Portfolio's investments. In the annual report, you will find a broad discussion of the market conditions and investment strategies that significantly affected each Portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Portfolios, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

--------------------------------------------------------------------------------
You can get a free copy of the Reports and the SAI, or request other information and discuss your questions about the Portfolios, by contacting the Fund at:


                         Lazard Retirement Series, Inc.
                              30 Rockefeller Plaza
                          New York, New York 10112-6300
                            Telephone: (800) 887-4929
                            http://www.LazardNet.com

--------------------------------------------------------------------------------

You can review the Fund's Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. For information, call
(202) 942-8090. You can get text-only copies:

            o After paying a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009, or by e-mail request to publicinfo@sec.gov.

            o     Free from the Commission's Website at http://www.sec.gov.


Investment Company Act file no. 811-08071


--------------------------------------------------------------------------------

INVESTMENT MANAGER


Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: (800) 887-4929


DISTRIBUTOR


Lazard Freres & Co. LLC
30 Rockefeller Plaza
New York, New York 10112-6300


CUSTODIAN

State Street Corporation
225 Franklin Street
Boston, Massachusetts 02110

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT


Boston Financial Data Services, Inc.
P.O. Box 8514
Boston, Massachusetts 02266-8514
Telephone: (800) 986-3455


INDEPENDENT PUBLIC ACCOUNTANTS

Anchin, Block & Anchin LLP
1375 Broadway
New York, New York 10018
http://www.anchin.com

LEGAL COUNSEL

Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982
http://www.stroock.com

                            LAZARD RETIREMENT SERIES
--------------------------------------------------------------------------------

                         ----------
                         PROSPECTUS
                         ----------

                         May 1, 2003

                         --------------------------------------------


                         Lazard Retirement Emerging Markets Portfolio


                         --------------------------------------------

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                 PAGE

                                 -----------------------------------------------
                                  1    OVERVIEW
                                 -----------------------------------------------


CAREFULLY REVIEW THIS            -----------------------------------------------
IMPORTANT SECTION FOR             3    INVESTMENT OBJECTIVE, STRATEGIES,
INFORMATION ON THE                     RISK/RETURN AND EXPENSES
PORTFOLIO'S INVESTMENT           -----------------------------------------------
OBJECTIVE, STRATEGIES,
RISKS, PAST PERFORMANCE
AND FEES.

REVIEW THIS SECTION FOR          -----------------------------------------------
DETAILS ON THE PEOPLE AND         6    FUND MANAGEMENT
ORGANIZATIONS WHO OVERSEE        -----------------------------------------------
THE PORTFOLIO.
                                  6    Investment Manager

                                  6    Principal Portfolio Managers

                                  6    Administrator

                                  6    Distributor

                                  6    Custodian

REVIEW THIS SECTION FOR          -----------------------------------------------
DETAILS ON HOW SHARES ARE         7    ACCOUNT POLICIES
VALUED, HOW TO PURCHASE          -----------------------------------------------
AND SELL SHARES, RELATED
CHARGES AND PAYMENTS OF           7    Buying Shares
DIVIDENDS AND
DISTRIBUTIONS.                    7    Distribution and Service (12b-1) Fees

                                  7    Selling Shares

                                  8    Dividends, Distributions and Taxes

REVIEW THIS SECTION FOR          -----------------------------------------------
RECENT FINANCIAL                  9    FINANCIAL HIGHLIGHTS
INFORMATION.                     -----------------------------------------------

WHERE TO LEARN MORE ABOUT        -----------------------------------------------
THE PORTFOLIO.                         BACK COVER
                                 -----------------------------------------------

--------------------------------------------------------------------------------
    LAZARD ASSET MANAGEMENT LLC SERVES AS THE PORTFOLIO'S INVESTMENT MANAGER.
--------------------------------------------------------------------------------

The Lazard Retirement Emerging Markets Portfolio (the "Portfolio") of Lazard Retirement Series, Inc. (the "Fund") is intended to be a funding vehicle for variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies" and, together with VA contracts, "Policies") offered by the separate accounts of certain insurance companies (the "Participating Insurance Companies"). Individuals may not purchase Portfolio shares directly from the Fund. The Policies are described in the separate prospectuses issued by the Participating Insurance Companies, over which the Fund assumes no responsibility. The investment objective and policies of the Portfolio may be similar to other funds/portfolios managed or advised by Lazard Asset Management LLC (the "Investment Manager"). However, the investment results of the Portfolio may be higher or lower than, and there is no guarantee that the investment results of the Portfolio will be comparable to, any other Lazard fund/portfolio. Portfolio shares may also be offered to certain qualified pension and retirement plans and to accounts permitting accumulation of assets on a tax-deferred basis ("Eligible Plans"). Differences in tax treatment or other considerations may cause the interests of Policy owners and Eligible Plan participants investing in the Portfolio to conflict. The Fund's Board of Directors monitors the Portfolio for any material conflicts and determines what action, if any, should be taken. For information about Eligible Plan investing, call (800) 887-4929.

OVERVIEW
--------------------------------------------------------------------------------


The Portfolio                   The Fund consists of seven separate Portfolios,
                                only one of which, Lazard Retirement Emerging
                                Markets Portfolio, is being offered through this prospectus. Because you could lose money by investing in the Portfolio, be sure to read all risk disclosures carefully before investing.

                                You should be aware that the Portfolio:

                                o   is not a bank deposit

                                o is not guaranteed, endorsed or insured by any bank, financial institution or government entity, such as the Federal Deposit Insurance Corporation

                                o   is not guaranteed to achieve its stated
                                    goals

                                INFORMATION ON THE PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMI-ANNUAL REPORT (SEE BACK COVER).

Who May Want to Invest?         The Portfolio invests primarily in equity
                                securities, including common stocks, preferred stocks and convertible securities. The
                                Investment Manager seeks to identify undervalued securities and focuses on individual stock selection rather than on general stock market trends.

                                In general, the Investment Manager believes that the securities in which the Portfolio invests have one or more of the following characteristics:


                                o are undervalued relative to their earnings, cash flow or asset values

                                o have an attractive price/value relationship and a catalyst that has the potential to enhance value, such as a change in management or a new product offering

                                o are out of favor due to circumstances which are unlikely to harm the company's franchise or earnings power

                                o   have low projected price-to-earnings or
                                    price-to-cash flow multiples

                                The Investment Manager typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or otherwise falls short of the Investment Manager's expectations.

                                Value stocks involve the risk that they may never reach what the Investment Manager believes is their full market value. They also may decline in price, even though, in theory, they are already undervalued.


                                Under adverse market conditions, the Portfolio could invest some or all of its assets in money market securities. The Portfolio might do this to seek to avoid or mitigate losses, but it may result in the Portfolio not achieving its investment objective.

                                Consider investing in the Portfolio if you are:


                                o looking to add an equity component to your portfolio

                                o   willing to accept the higher risks of
                                    investing in the stock market in exchange for potentially higher long-term returns


                                The Portfolio may not be appropriate if you are uncomfortable with an investment that will fluctuate in value.

INVESTMENT OBJECTIVE, STRATEGIES, RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

--------------------------
LAZARD RETIREMENT
EMERGING MARKETS PORTFOLIO
--------------------------

INVESTMENT OBJECTIVE                The Portfolio seeks long-term capital
                                    appreciation.

PRINCIPAL INVESTMENT STRATEGIES     The Portfolio invests primarily in equity
                                    securities, principally common stocks, of non-U.S. companies whose principal activities are located in emerging market countries and that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

                                    Emerging market countries include all
                                    countries represented by the Morgan Stanley
                                    Capital International (MSCI) Emerging
                                    Markets Free(R) (EMF) Index, which currently includes: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Ecuador, Egypt, Greece, Hungary, India, Indonesia, Israel, Jamaica, Jordan, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Russia, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Turkey and Venezuela.

                                    Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries. The allocation of the Portfolio's assets among emerging market countries may shift from time to time based on the Investment Manager's judgment and its analysis of market conditions. However, the Portfolio is likely to focus on companies in Latin America, the Pacific Basin and Eastern Europe.

                                    The Portfolio may engage, to a limited
                                    extent, in various investment techniques, such as foreign currency transactions.

PRINCIPAL INVESTMENT RISKS          While stocks have historically been a
                                    leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer's value.
                                    Foreign securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and potentially less liquidity.
                                    The securities markets of emerging market countries can be extremely volatile. The
                                    Portfolio's performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

                                    While the Portfolio may engage in foreign currency transactions primarily for hedging purposes, it may also use these transactions to increase returns. However, there is the risk that these transactions may reduce returns or increase volatility. In addition, derivatives, such as those used in certain foreign currency transactions, can be illiquid and highly sensitive to changes in the related currency. As such, a small investment in certain derivatives could have a potentially large impact on the Portfolio's performance.


The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement Emerging Markets Portfolio by showing the Portfolio's annual and long-term performance. The bar chart shows how the performance of the Portfolio's shares has varied from year to year. The table compares the performance of the Portfolio's shares over time to that of the MSCI EMF Index, an unmanaged index of emerging markets securities in countries open to non-local investors. Both the bar chart and table assume reinvestment of dividends and distributions, if any. Performance information does not reflect the fees and charges imposed at the separate account level, and such charges will have the effect of reducing performance. Past performance does not indicate how the Portfolio will perform in the future.


                         PERFORMANCE BAR CHART AND TABLE

                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31

               [THIS DATA REPRESENTS A CHART IN THE PRINTED PIECE]

     1998            1999            2000            2001            2002

   (22.85)%         52.09%         (28.07)%         (5.07)%         (1.50)%

--------------------------------------------------------------------------------
      Best quarter:                  12/31/99                29.16%
      Worst quarter:                  9/30/98               (22.58)%
--------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS
                    (for the periods ended December 31, 2002)

                         Inception        Past         Past         Since
                            Date          Year        5 Years      Inception
--------------------------------------------------------------------------------
RETIREMENT
  EMERGING
  MARKETS PORTFOLIO        11/4/97        (1.50)%      (4.62)%       (5.37)%
--------------------------------------------------------------------------------
MSCI EMF INDEX                            (6.00)%      (4.57)%       (5.57)%
--------------------------------------------------------------------------------

FEES AND EXPENSES

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The accompanying table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual portfolio operating expenses are paid out of Portfolio assets and are reflected in the share price. Investors also bear fees and charges imposed at the separate account level, which are described in the separate prospectuses issued by the Participating Insurance Companies.

ANNUAL PORTFOLIO
OPERATING EXPENSES
--------------------------------------------------------------------------------
Management Fees                                1.00%
--------------------------------------------------------------------------------
Distribution and
Service (12b-1) Fees                            .25%
--------------------------------------------------------------------------------
Other Expenses                                 2.67%
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating Expenses                             3.92%
--------------------------------------------------------------------------------
Fee Waiver and Expense
Reimbursement*                                 2.32%
--------------------------------------------------------------------------------
Net Expenses*                                  1.60%
--------------------------------------------------------------------------------


* Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2003, to the extent Total Annual Portfolio Operating Expenses exceed 1.60% of the Portfolio's average daily net assets.


EXPENSE EXAMPLE

Use the accompanying table to compare the Portfolio's fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

o     $10,000 initial investment

o     5% annual return each year

o     redemption at the end of each period

o no changes in operating expenses, except for the first year of the periods reflected in the table, which is based on the net expenses pursuant to the contractual agreement

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.

LAZARD RETIREMENT
EMERGING MARKETS
PORTFOLIO               1 YEAR       3 YEARS        5 YEARS      10 YEARS
--------------------------------------------------------------------------------
                         $163          $982          $1,819       $3,993
--------------------------------------------------------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT MANAGER


Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112-6300, serves as the Investment Manager of the Portfolio. The Investment Manager provides day-to-day management of the Portfolio's investments and assists in the overall management of the Fund's affairs. The Investment Manager and its affiliates provide investment management services to client discretionary accounts with assets totaling approximately $56 billion as of December 31, 2002. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of the Portfolio.

The Fund has agreed to pay the Investment Manager an investment management fee at the annual rate of 1.00% of the Portfolio's average daily net assets. The investment management fees are accrued daily and paid monthly. For the fiscal year ended December 31, 2002, the Investment Manager waived all of its management fees for the Portfolio.

PRINCIPAL PORTFOLIO MANAGERS

The Portfolio is managed on a team basis. The names of the principal persons who are primarily responsible for the day-to-day management of the assets of the Portfolio are Herbert W. Gullquist and John R. Reinsberg (each since inception) and James M. Donald (since November 2001).

BIOGRAPHICAL INFORMATION OF PRINCIPAL PORTFOLIO MANAGERS

JAMES M. DONALD. Mr. Donald is a Senior Vice President of the Investment Manager, which he joined in 1995.


HERBERT W. GULLQUIST. Mr. Gullquist is a Managing Director, Co-Chief Executive Officer and Chief Investment Officer of the Investment Manager. He joined the Investment Manager in 1982.


JOHN R. REINSBERG. Mr. Reinsberg is a Managing Director of the Investment Manager, which he joined in 1992.

ADMINISTRATOR

State Street Corporation ("State Street"), located at 225 Franklin Street, Boston, Massachusetts 02110, serves as the Portfolio's administrator.


DISTRIBUTOR


Lazard Freres & Co. LLC ("Lazard") acts as distributor for the Portfolio.


CUSTODIAN


State Street acts as custodian of the Portfolio's investments. State Street may enter into subcustodial arrangements on behalf of the Portfolio for the holding of foreign securities.

ACCOUNT POLICIES
--------------------------------------------------------------------------------

BUYING SHARES

Portfolio shares are currently offered only to separate accounts of Participating Insurance Companies. INDIVIDUALS MAY NOT PURCHASE SHARES DIRECTLY FROM THE FUND. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying Portfolio shares.

Share purchase orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the Portfolio's net asset value per share ("NAV") calculated on such day, provided that the order, and Federal Funds in the net amount of such order, are received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting purchase orders and Federal Funds.

The NAV is generally determined as of the close of regular trading on the floor of the New York Stock Exchange (normally 4:00 p.m., Eastern time), on each day the New York Stock Exchange is open for business. Equity securities typically are valued based on market value, or where market quotations are not readily available, based on fair value as determined in good faith by the Fund's Board. Debt securities typically are valued using available market quotations or at fair value which may be determined by one or more pricing services. Debt securities having remaining maturities of 60 days or less are valued on an amortized cost basis unless the Board determines that such method does not represent fair value.


Foreign securities held by the Portfolio may trade on days when the Portfolio does not calculate its NAV, potentially affecting the Portfolio's NAV on days when shareholders are unable to buy or sell the Portfolio's shares.


DISTRIBUTION AND SERVICE (12B-1) FEES


The Fund has adopted a plan under rule 12b-1 that allows the Portfolio to pay Lazard a fee, at the annual rate of .25% of the value of the Portfolio's average daily net assets, for services provided to shareholders. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees may cost shareholders more than paying other types of sales charges.


SELLING SHARES

Portfolio shares may be sold at any time by the separate accounts of the Participating Insurance Companies. INDIVIDUALS MAY NOT PLACE SELL ORDERS DIRECTLY WITH THE FUND. Redemption orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the NAV calculated on such day, provided that the order is received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about selling Portfolio shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES


Income dividends are normally declared and paid annually, but may be declared and paid more frequently. Net capital gains, if any, are normally distributed annually but may be distributed more frequently.

Dividends and distributions of the Portfolio will be reinvested in additional shares of the Portfolio at net asset value unless instructed otherwise by the relevant Participant Insurance Company. Since the Portfolio's shareholders are the Participating Insurance Companies and their separate accounts, this Prospectus contains no discussion as to the federal income tax consequences to Policy owners. For this information, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company. Participating Insurance Companies should consult their tax advisers about federal, state and local tax consequences.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following financial highlights table is intended to help you understand the Portfolio's financial performance for the past five fiscal years, and certain information reflects financial results for a single Portfolio share. The total returns in each table represent the rate that an investor would have earned or lost each year on an investment in the Portfolio (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by Anchin, Block & Anchin LLP, independent accountants, whose report, along with the Portfolio's financial statements, is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge. Performance information does not reflect the fees and charges imposed at the separate account level, and such charges will have the effect of reducing performance.


LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:


                                                                             YEAR ENDED
                                              -------------------------------------------------------------------------
                                               12/31/02        12/31/01        12/31/00        12/31/99        12/31/98
                                              ---------       ---------       ---------       ---------       ---------
Net asset value, beginning of period ....     $    7.17       $    7.59       $   11.01       $    7.26       $    9.49
                                              ---------       ---------       ---------       ---------       ---------

Income (loss) from investment operations:

  Net investment income (loss) ..........          0.05            0.03            0.03            0.02            0.06

  Net realized and unrealized gain (loss)         (0.16)          (0.42)          (3.12)           3.76           (2.23)
                                              ---------       ---------       ---------       ---------       ---------

  Total from investment operations ......         (0.11)          (0.39)          (3.09)           3.78           (2.17)
                                              ---------       ---------       ---------       ---------       ---------

Less distributions from:

  Net investment income .................         (0.04)          (0.03)          (0.01)          (0.03)          (0.06)

  Net realized gains ....................            --              --           (0.32)             --              --
                                              ---------       ---------       ---------       ---------       ---------

  Total distributions ...................         (0.04)          (0.03)          (0.33)          (0.03)          (0.06)
                                              ---------       ---------       ---------       ---------       ---------

Net asset value, end of period ..........     $    7.02       $    7.17       $    7.59       $   11.01       $    7.26
                                              =========       =========       =========       =========       =========

TOTAL RETURN (a) ........................         (1.50)%         (5.07)%        (28.07)%         52.09%         (22.85)%

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (in thousands)      $   7,965       $   4,907       $   4,789       $   4,568       $   1,249

Ratios to average net assets:

  Net expenses ..........................          1.60%           1.60%           1.60%           1.64%           1.80%

  Gross expenses ........................          3.92%           4.21%           4.15%           9.59%          14.37%

  Net investment income .................          0.95%           0.52%           0.42%           0.39%           0.83%

Portfolio turnover rate .................            53%             63%             54%             45%             44%

(a) Total returns assume changes in share price and reinvestment of all dividends and distributions.

For more information about the Portfolio, the following documents are available free upon request:


ANNUAL AND SEMI-ANNUAL REPORTS (REPORTS):


The Fund's annual and semi-annual reports to shareholders contain additional information on the Portfolio's investments. In the annual report, you will find a broad discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI):


The SAI provides more detailed information about the Portfolio, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.


--------------------------------------------------------------------------------


You can get a free copy of the Reports and the SAI, or request other information and discuss your questions about the Portfolio, by contacting the Fund at:


                         Lazard Retirement Series, Inc.
                              30 Rockefeller Plaza
                          New York, New York 10112-6300
                            Telephone: (800) 887-4929
                            http://www.LazardNet.com
--------------------------------------------------------------------------------

You can review the Fund's Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. For information, call
(202) 942-8090. You can get text-only copies:

            o After paying a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009, or by e-mail request to publicinfo@sec.gov.

            o     Free from the Commission's Website at http://www.sec.gov.


Investment Company Act file no. 811-08071

--------------------------------------------------------------------------------

INVESTMENT MANAGER

Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: (800) 887-4929

DISTRIBUTOR

Lazard Freres & Co. LLC
30 Rockefeller Plaza
New York, New York 10112-6300

CUSTODIAN

State Street Corporation
225 Franklin Street
Boston, Massachusetts 02110

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT

Boston Financial Data Services, Inc.
P.O. Box 8514
Boston, Massachusetts 02266-8514
Telephone: (800) 986-3455

INDEPENDENT PUBLIC ACCOUNTANTS

Anchin, Block & Anchin LLP
1375 Broadway
New York, New York 10018
http://www.anchin.com

LEGAL COUNSEL

Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982
http://www.stroock.com

                            LAZARD RETIREMENT SERIES
--------------------------------------------------------------------------------

                              ----------
                              PROSPECTUS
                              ----------

                              May 1, 2003

                              ----------------------------------

                              Lazard Retirement Equity Portfolio


                              ----------------------------------


AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                     PAGE

                                     -------------------------------------------
                                      1    OVERVIEW
                                     -------------------------------------------


CAREFULLY REVIEW THIS                -------------------------------------------
IMPORTANT SECTION FOR                 3    INVESTMENT OBJECTIVE, STRATEGIES,
INFORMATION ON THE                         RISK/RETURN AND EXPENSES
PORTFOLIO'S INVESTMENT               -------------------------------------------
OBJECTIVE, STRATEGIES,
RISKS, PAST PERFORMANCE
AND FEES.

REVIEW THIS SECTION FOR              -------------------------------------------
DETAILS ON THE PEOPLE AND             6    FUND MANAGEMENT
ORGANIZATIONS WHO OVERSEE            -------------------------------------------
THE PORTFOLIO.
                                      6    Investment Manager

                                      6    Principal Portfolio Managers

                                      6    Administrator

                                      6    Distributor

                                      6    Custodian

REVIEW THIS SECTION FOR              -------------------------------------------
DETAILS ON HOW SHARES ARE             7    ACCOUNT POLICIES
VALUED, HOW TO PURCHASE              -------------------------------------------
AND SELL SHARES, RELATED
CHARGES AND PAYMENTS OF               7    Buying Shares
DIVIDENDS AND
DISTRIBUTIONS.                        7    Distribution and Service (12b-1) Fees

                                      7    Selling Shares

                                      8    Dividends, Distributions and Taxes

REVIEW THIS SECTION FOR              -------------------------------------------
RECENT FINANCIAL                      9    FINANCIAL HIGHLIGHTS
INFORMATION.                         -------------------------------------------

WHERE TO LEARN MORE ABOUT            -------------------------------------------
THE PORTFOLIO.                             BACK COVER
                                     -------------------------------------------

--------------------------------------------------------------------------------
    LAZARD ASSET MANAGEMENT LLC SERVES AS THE PORTFOLIO'S INVESTMENT MANAGER.
--------------------------------------------------------------------------------

The Lazard Retirement Equity Portfolio (the "Portfolio") of Lazard Retirement Series, Inc. (the "Fund") is intended to be a funding vehicle for variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies" and, together with VA contracts, "Policies") offered by the separate accounts of certain insurance companies (the "Participating Insurance Companies"). Individuals may not purchase Portfolio shares directly from the Fund. The Policies are described in the separate prospectuses issued by the Participating Insurance Companies, over which the Fund assumes no responsibility. The investment objective and policies of the Portfolio may be similar to other funds/portfolios managed or advised by Lazard Asset Management LLC (the "Investment Manager"). However, the investment results of the Portfolio may be higher or lower than, and there is no guarantee that the investment results of the Portfolio will be comparable to, any other Lazard fund/portfolio. Portfolio shares may also be offered to certain qualified pension and retirement plans and to accounts permitting accumulation of assets on a tax-deferred basis ("Eligible Plans"). Differences in tax treatment or other considerations may cause the interests of Policy owners and Eligible Plan participants investing in the Portfolio to conflict. The Fund's Board of Directors monitors the Portfolio for any material conflicts and determines what action, if any, should be taken. For information about Eligible Plan investing, call (800) 887-4929.

OVERVIEW
--------------------------------------------------------------------------------


The Portfolio              The Fund consists of seven separate Portfolios, only
                           one of which, Lazard Retirement Equity Portfolio, is being offered through this prospectus. Because you could lose money by investing in the Portfolio, be sure to read all risk disclosures carefully before investing.

                           You should be aware that the Portfolio:

                           o   is not a bank deposit

                           o is not guaranteed, endorsed or insured by any bank, financial institution or government entity, such as the Federal Deposit Insurance Corporation

                           o   is not guaranteed to achieve its stated goals

                           INFORMATION ON THE PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT
                           ANNUAL/SEMI-ANNUAL REPORT (SEE BACK COVER).

Who May Want to Invest?    The Portfolio invests primarily in equity securities,
                           including common stocks, preferred stocks and convertible securities. The Investment Manager seeks to identify undervalued securities and focuses on individual stock selection rather than on general stock market trends.

                           In general, the Investment Manager believes that the securities in which the Portfolio invests have one or more of the following characteristics:


                           o are undervalued relative to their earnings, cash flow or asset values

                           o have an attractive price/value relationship and a catalyst that has the potential to enhance value, such as a change in management or a new product offering

                           o are out of favor due to circumstances which are unlikely to harm the company's franchise or earnings power

                           o   have low projected price-to-earnings or
                               price-to-cash flow multiples

                           The Investment Manager typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or otherwise falls short of the Investment Manager's expectations.

                           Value stocks involve the risk that they may never reach what the Investment Manager believes is their full market value. They also may decline in price, even though, in theory, they are already undervalued.


                           Under adverse market conditions, the Portfolio could invest some or all of its assets in money market securities. The Portfolio might do this to seek to avoid or mitigate losses, but it may result in the Portfolio not achieving its investment objective.

                           Consider investing in the Portfolio if you are:


                           o looking to add an equity component to your portfolio

                           o willing to accept the higher risks of investing in the stock market in exchange for potentially higher long-term returns


                           The Portfolio may not be appropriate if you are uncomfortable with an investment that will fluctuate in value.

INVESTMENT OBJECTIVE, STRATEGIES, RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

-----------------
LAZARD RETIREMENT
EQUITY PORTFOLIO
-----------------

INVESTMENT OBJECTIVE                The Portfolio seeks long-term capital
                                    appreciation.

PRINCIPAL INVESTMENT STRATEGIES     The Portfolio invests primarily in equity
                                    securities, principally common stocks, of relatively large U.S. companies with market capitalizations in the range of companies included in the S&P 500(R) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.


                                    Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities. The Portfolio also may invest up to 15% of its total assets in non-U.S. equity securities that trade in U.S. markets.

PRINCIPAL INVESTMENT RISKS          While stocks have historically been a
                                    leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer's value. The value of your investment in the Portfolio will fluctuate, which means you could lose money.


                                    Foreign securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and potentially less liquidity.

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement Equity Portfolio by showing the Portfolio's annual and long-term performance. The bar chart shows how the performance of the Portfolio's shares has varied from year to year. The table compares the performance of the Portfolio's shares over time to that of the S&P 500 Index, an unmanaged, market capitalization-weighted index of 500 common stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of these stocks, which represent all major industries. Both the bar chart and table assume reinvestment of dividends and distributions, if any. Performance information does not reflect the fees and charges imposed at the separate account level, and such charges will have the effect of reducing performance. Past performance does not indicate how the Portfolio will perform in the future.

                         PERFORMANCE BAR CHART AND TABLE

                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31

               [THIS DATA REPRESENTS A CHART IN THE PRINTED PIECE]

              1999            2000            2001            2002

              8.16%          (0.09)%         (7.47)%         (16.25)%

--------------------------------------------------------------------------------
      Best quarter:                  12/31/02                 9.18%
      Worst quarter:                  9/30/02               (16.43)%
--------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS
                    (for the periods ended December 31, 2002)

                       Inception Date      Past Year      Since Inception
--------------------------------------------------------------------------------
RETIREMENT EQUITY
  PORTFOLIO                3/18/98          (16.25)%            (1.53)%
--------------------------------------------------------------------------------
S&P 500 INDEX                               (22.10)%            (2.98)%
--------------------------------------------------------------------------------

FEES AND EXPENSES

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The accompanying table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual portfolio operating expenses are paid out of Portfolio assets and are reflected in the share price. Investors also bear fees and charges imposed at the separate account level, which are described in the separate prospectuses issued by the Participating Insurance Companies.

ANNUAL PORTFOLIO
OPERATING EXPENSES
--------------------------------------------------------------------------------
Management Fees                                    .75%
--------------------------------------------------------------------------------
Distribution and
Service (12b-1) Fees                               .25%
--------------------------------------------------------------------------------
Other Expenses                                    2.74%
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating Expenses                                3.74%
--------------------------------------------------------------------------------
Fee Waiver and Expense
Reimbursement*                                    2.49%
--------------------------------------------------------------------------------
Net Expenses*                                     1.25%
--------------------------------------------------------------------------------

* Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2003, to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.

EXPENSE EXAMPLE

Use the accompanying table to compare the Portfolio's fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

o     $10,000 initial investment

o     5% annual return each year

o     redemption at the end of each period

o no changes in operating expenses, except for the first year of the periods reflected in the table, which is based on the net expenses pursuant to the contractual agreement

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.

LAZARD RETIREMENT
EQUITY PORTFOLIO        1 YEAR       3 YEARS        5 YEARS      10 YEARS
--------------------------------------------------------------------------------
                         $127          $913          $1,719       $3,824
--------------------------------------------------------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT MANAGER


Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112-6300, serves as the Investment Manager of the Portfolio. The Investment Manager provides day-to-day management of the Portfolio's investments and assists in the overall management of the Fund's affairs. The Investment Manager and its affiliates provide investment management services to client discretionary accounts with assets totaling approximately $56 billion as of December 31, 2002. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of the Portfolio.

The Fund has agreed to pay the Investment Manager an investment management fee at the annual rate of 0.75% of the Portfolio's average daily net assets. The investment management fees are accrued daily and paid monthly. For the fiscal year ended December 31, 2002, the Investment Manager waived all of its management fees for the Portfolio.

PRINCIPAL PORTFOLIO MANAGERS

The Portfolio is managed on a team basis. The names of the principal persons who are primarily responsible for the day-to-day management of the assets of the Portfolio are Herbert W. Gullquist (since inception), Jeffrey A. Kigner (since January 2001), and Andrew D. Lacey and J. Richard Tutino (each since May 2003).

BIOGRAPHICAL INFORMATION OF PRINCIPAL PORTFOLIO MANAGERS

HERBERT W. GULLQUIST. Mr. Gullquist is a Managing Director, Co-Chief Executive Officer and Chief Investment Officer of the Investment Manager. He joined the Investment Manager in 1982.

JEFFREY A. KIGNER. Mr. Kigner is a Managing Director of the Investment Manager, which he joined in 2001. Previously, he was Chief Investment Officer and Co-Chairman of John A. Levin &Co.

ANDREW D. LACEY. Mr. Lacey is a Managing Director of the Investment Manager, which he joined in 1996.

J. RICHARD TUTINO. Mr. Tutino is a Director of the Investment Manager, which he joined in 1997.

ADMINISTRATOR

State Street Corporation ("State Street"), located at 225 Franklin Street, Boston, Massachusetts 02110, serves as the Portfolio's administrator.


DISTRIBUTOR


Lazard Freres & Co. LLC ("Lazard") acts as distributor for the Portfolio.


CUSTODIAN


State Street acts as custodian of the Portfolio's investments. State Street may enter into subcustodial arrangements on behalf of the Portfolio for the holding of foreign securities.

ACCOUNT POLICIES
--------------------------------------------------------------------------------

BUYING SHARES

Portfolio shares are currently offered only to separate accounts of Participating Insurance Companies. INDIVIDUALS MAY NOT PURCHASE SHARES DIRECTLY FROM THE FUND. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying Portfolio shares.

Share purchase orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the Portfolio's net asset value per share ("NAV") calculated on such day, provided that the order, and Federal Funds in the net amount of such order, are received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting purchase orders and Federal Funds.

The NAV is generally determined as of the close of regular trading on the floor of the New York Stock Exchange (normally 4:00 p.m., Eastern time), on each day the New York Stock Exchange is open for business. Equity securities typically are valued based on market value, or where market quotations are not readily available, based on fair value as determined in good faith by the Fund's Board. Debt securities typically are valued using available market quotations or at fair value which may be determined by one or more pricing services. Debt securities having remaining maturities of 60 days or less are valued on an amortized cost basis unless the Board determines that such method does not represent fair value.


DISTRIBUTION AND SERVICE (12B-1) FEES

The Fund has adopted a plan under rule 12b-1 that allows the Portfolio to pay Lazard a fee, at the annual rate of .25% of the value of the Portfolio's average daily net assets, for services provided to shareholders. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees may cost shareholders more than paying other types of sales charges.


SELLING SHARES

Portfolio shares may be sold at any time by the separate accounts of the Participating Insurance Companies. INDIVIDUALS MAY NOT PLACE SELL ORDERS DIRECTLY WITH THE FUND. Redemption orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the NAV calculated on such day, provided that the order is received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about selling Portfolio shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES


Income dividends are normally declared and paid annually, but may be declared and paid more frequently. Net capital gains, if any, are normally distributed annually but may be distributed more frequently.

Dividends and distributions of the Portfolio will be reinvested in additional shares of the Portfolio at net asset value unless instructed otherwise by the relevant Participant Insurance Company. Since the Portfolio's shareholders are the Participating Insurance Companies and their separate accounts, this Prospectus contains no discussion as to the federal income tax consequences to Policy owners. For this information, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company. Participating Insurance Companies should consult their tax advisers about federal, state and local tax consequences.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following financial highlights table is intended to help you understand the Portfolio's financial performance since its inception, and certain information reflects financial results for a single Portfolio share. The total returns in each table represent the rate that an investor would have earned or lost each year on an investment in the Portfolio (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by Anchin, Block & Anchin LLP, independent accountants, whose report, along with the Portfolio's financial statements, is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge. Performance information does not reflect the fees and charges imposed at the separate account level, and such charges will have the effect of reducing performance.


LAZARD RETIREMENT EQUITY PORTFOLIO

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:


                                                                     YEAR ENDED                              PERIOD FROM
                                              ---------------------------------------------------------      3/18/98* TO
                                               12/31/02        12/31/01        12/31/00        12/31/99        12/31/98
                                              ---------       ---------       ---------       ---------      -----------
Net asset value, beginning of period ....     $    9.38       $   10.20       $   11.53       $   11.05       $   10.00
                                              ---------       ---------       ---------       ---------       ---------

Income (loss) from investment operations:

  Net investment income (loss) ..........          0.06            0.06            0.07            0.06            0.02

  Net realized and unrealized gain (loss)         (1.58)          (0.82)          (0.10)           0.83            1.06
                                              ---------       ---------       ---------       ---------       ---------

  Total from investment operations ......         (1.52)          (0.76)          (0.03)           0.89            1.08
                                              ---------       ---------       ---------       ---------       ---------

Less distributions from:

  Net investment income .................         (0.01)          (0.06)          (0.07)          (0.06)          (0.02)

  Net realized gains ....................            --              --           (1.23)          (0.35)          (0.01)
                                              ---------       ---------       ---------       ---------       ---------

  Total distributions ...................         (0.01)          (0.06)          (1.30)          (0.41)          (0.03)
                                              ---------       ---------       ---------       ---------       ---------

Net asset value, end of period ..........     $    7.85       $    9.38       $   10.20       $   11.53       $   11.05
                                              =========       =========       =========       =========       =========

TOTAL RETURN (a) ........................        (16.25)%         (7.47)%         (0.09)%          8.16%          10.89%

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (in thousands)      $   3,750       $   5,015       $   3,232       $   2,835       $   2,513

Ratios to average net assets:

  Net expenses (b) ......................          1.25%           1.25%           1.25%           1.33%           1.50%

  Gross expenses (b) ....................          3.74%           3.25%           5.07%           5.63%          21.32%

  Net investment income (b) .............          0.58%           0.63%           0.74%           0.42%           0.53%

Portfolio turnover rate .................            94%            141%            133%             35%             40%

*     Commencement of operations.

(a) Total returns assume changes in share price and reinvestment of all dividends and distributions. Periods of less than one year are not annualized.

(b)   Annualized for periods of less than one year.

For more information about the Portfolio, the following documents are available free upon request:


ANNUAL AND SEMI-ANNUAL REPORTS (REPORTS):


The Fund's annual and semi-annual reports to shareholders contain additional information on the Portfolio's investments. In the annual report, you will find a broad discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI):


The SAI provides more detailed information about the Portfolio, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.


--------------------------------------------------------------------------------

You can get a free copy of the Reports and the SAI, or request other information and discuss your questions about the Portfolio, by contacting the Fund at:


                         Lazard Retirement Series, Inc.
                              30 Rockefeller Plaza
                          New York, New York 10112-6300
                            Telephone: (800) 887-4929
                            http://www.LazardNet.com
--------------------------------------------------------------------------------

You can review the Fund's Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. For information, call
(202) 942-8090. You can get text-only copies:

            o After paying a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009, or by e-mail request to publicinfo@sec.gov.

            o     Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-08071

--------------------------------------------------------------------------------

INVESTMENT MANAGER

Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: (800) 887-4929

DISTRIBUTOR

Lazard Freres & Co. LLC
30 Rockefeller Plaza
New York, New York 10112-6300

CUSTODIAN

State Street Corporation
225 Franklin Street
Boston, Massachusetts 02110

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT

Boston Financial Data Services, Inc.
P.O. Box 8514
Boston, Massachusetts 02266-8514
Telephone: (800) 986-3455

INDEPENDENT PUBLIC ACCOUNTANTS

Anchin, Block & Anchin LLP
1375 Broadway
New York, New York 10018
http://www.anchin.com

LEGAL COUNSEL

Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982
http://www.stroock.com

                            LAZARD RETIREMENT SERIES
--------------------------------------------------------------------------------

                      ----------
                      PROSPECTUS
                      ----------

                      May 1, 2003

                      ------------------------------------------------


                      Lazard Retirement International Equity Portfolio

                      ------------------------------------------------


AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                 PAGE

                                 -----------------------------------------------
                                  1     OVERVIEW
                                 -----------------------------------------------


CAREFULLY REVIEW THIS            -----------------------------------------------
IMPORTANT SECTION FOR             3     INVESTMENT OBJECTIVE, STRATEGIES,
INFORMATION ON THE                      RISK/RETURN AND EXPENSES
PORTFOLIO'S INVESTMENT           -----------------------------------------------
OBJECTIVE, STRATEGIES,
RISKS, PAST PERFORMANCE
AND FEES.

REVIEW THIS SECTION FOR          -----------------------------------------------
DETAILS ON THE PEOPLE AND         6     FUND MANAGEMENT
ORGANIZATIONS WHO OVERSEE        -----------------------------------------------
THE PORTFOLIO.
                                  6     Investment Manager

                                  6     Principal Portfolio Managers

                                  6     Administrator

                                  6     Distributor

                                  6     Custodian

REVIEW THIS SECTION FOR          -----------------------------------------------
DETAILS ON HOW SHARES ARE         7     ACCOUNT POLICIES
VALUED, HOW TO PURCHASE          -----------------------------------------------
AND SELL SHARES, RELATED
CHARGES AND PAYMENTS OF           7     Buying Shares
DIVIDENDS AND
DISTRIBUTIONS.                    7     Distribution and Service (12b-1) Fees

                                  7     Selling Shares

                                  8     Dividends, Distributions and Taxes

REVIEW THIS SECTION FOR          -----------------------------------------------
RECENT FINANCIAL                  9     FINANCIAL HIGHLIGHTS
INFORMATION.                     -----------------------------------------------

WHERE TO LEARN MORE ABOUT        -----------------------------------------------
THE PORTFOLIO.                          BACK COVER
                                 -----------------------------------------------

--------------------------------------------------------------------------------
    LAZARD ASSET MANAGEMENT LLC SERVES AS THE PORTFOLIO'S INVESTMENT MANAGER.
--------------------------------------------------------------------------------

The Lazard Retirement International Equity Portfolio (the "Portfolio") of Lazard Retirement Series, Inc. (the "Fund") is intended to be a funding vehicle for variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies" and, together with VA contracts, "Policies") offered by the separate accounts of certain insurance companies (the "Participating Insurance Companies"). Individuals may not purchase Portfolio shares directly from the Fund. The Policies are described in the separate prospectuses issued by the Participating Insurance Companies, over which the Fund assumes no responsibility. The investment objective and policies of the Portfolio may be similar to other funds/portfolios managed or advised by Lazard Asset Management LLC (the "Investment Manager"). However, the investment results of the Portfolio may be higher or lower than, and there is no guarantee that the investment results of the Portfolio will be comparable to, any other Lazard fund/portfolio. Portfolio shares may also be offered to certain qualified pension and retirement plans and to accounts permitting accumulation of assets on a tax-deferred basis ("Eligible Plans"). Differences in tax treatment or other considerations may cause the interests of Policy owners and Eligible Plan participants investing in the Portfolio to conflict. The Fund's Board of Directors monitors the Portfolio for any material conflicts and determines what action, if any, should be taken. For information about Eligible Plan investing, call (800) 887-4929.

OVERVIEW
--------------------------------------------------------------------------------


The Portfolio                       The Fund consists of seven separate
                                    Portfolios, only one of which, Lazard
                                    Retirement International Equity Portfolio, is being offered through this prospectus.
                                    Because you could lose money by investing in the Portfolio, be sure to read all risk disclosures carefully before investing.

                                    You should be aware that the Portfolio:

                                    o   is not a bank deposit

                                    o   is not guaranteed, endorsed or insured
                                        by any bank, financial institution or
                                        government entity, such as the Federal
                                        Deposit Insurance Corporation

                                    o   is not guaranteed to achieve its stated
                                        goals

                                    INFORMATION ON THE PORTFOLIO'S RECENT
                                    STRATEGIES AND HOLDINGS CAN BE FOUND IN THE
                                    CURRENT ANNUAL/SEMI-ANNUAL REPORT (SEE BACK
                                    COVER).

Who May Want to Invest?             The Portfolio invests primarily in equity
                                    securities, including common stocks,
                                    preferred stocks and convertible securities.
                                    The Investment Manager seeks to identify undervalued securities and focuses on individual stock selection rather than on general stock market trends.

                                    In general, the Investment Manager believes that the securities in which the Portfolio invests have one or more of the following characteristics:


                                    o   are undervalued relative to their
                                        earnings, cash flow or asset values

                                    o   have an attractive price/value
                                        relationship and a catalyst that has the potential to enhance value, such as a change in management or a new product offering

                                    o   are out of favor due to circumstances
                                        which are unlikely to harm the company's franchise or earnings power

                                    o   have low projected price-to-earnings or
                                        price-to-cash flow multiples

                                    The Investment Manager typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or otherwise falls short of the Investment Manager's expectations.

                                    Value stocks involve the risk that they may never reach what the Investment Manager believes is their full market value. They also may decline in price, even though, in theory, they are already undervalued.


                                    Under adverse market conditions, the
                                    Portfolio could invest some or all of its assets in money market securities. The Portfolio might do this to seek to avoid or mitigate losses, but it may result in the Portfolio not achieving its investment objective.

                                    Consider investing in the Portfolio if you are:


                                    o   looking to add an equity component to
                                        your portfolio

                                    o   willing to accept the higher risks of
                                        investing in the stock market in
                                        exchange for potentially higher
                                        long-term returns


                                    The Portfolio may not be appropriate if you are uncomfortable with an investment that will fluctuate in value.

INVESTMENT OBJECTIVE, STRATEGIES, RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

------------------------------
LAZARD RETIREMENT
INTERNATIONAL EQUITY PORTFOLIO
------------------------------

INVESTMENT OBJECTIVE                The Portfolio seeks long-term capital
                                    appreciation.

PRINCIPAL INVESTMENT STRATEGIES     The Portfolio invests primarily in equity
                                    securities, principally common stocks, of relatively large non-U.S. companies with market capitalizations in the range of companies included in the Morgan Stanley
                                    Capital International (MSCI(R)) Europe,
                                    Australasia and Far East (EAFE(R)) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

                                    In choosing stocks for the Portfolio, the Investment Manager looks for established companies in economically developed countries. The allocation of the Portfolio's assets among geographic sectors may shift from time to time based on the Investment Manager's judgment. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities.

                                    The Portfolio may engage, to a limited
                                    extent, in various investment techniques, such as foreign currency transactions.

PRINCIPAL INVESTMENT RISKS          While stocks have historically been a
                                    leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer's value.
                                    Foreign securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and potentially less liquidity.
                                    The value of your investment in the
                                    Portfolio will fluctuate, which means you could lose money.

                                    While the Portfolio may engage in foreign currency transactions primarily for hedging purposes, it may also use these transactions to increase returns. However, there is the risk that these transactions may reduce returns or increase volatility. In addition, derivatives, such as those used in certain foreign currency transactions, can be illiquid and highly sensitive to changes in the related currency. As such, a small investment in certain derivatives could have a potentially large impact on the Portfolio's performance.

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement International Equity Portfolio by showing the Portfolio's annual and long-term performance. The bar chart shows how the performance of the Portfolio's shares has varied from year to year. The table compares the performance of the Portfolio's shares over time to that of the MSCI EAFE Index, an unmanaged, broadly diversified international index comprised of equity securities of approximately 1,000 companies located outside the United States. Both the bar chart and table assume reinvestment of dividends and distributions, if any. Performance information does not reflect the fees and charges imposed at the separate account level, and such charges will have the effect of reducing performance. Past performance does not indicate how the Portfolio will perform in the future.

                         PERFORMANCE BAR CHART AND TABLE

                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31

               [THIS DATA REPRESENTS A CHART IN THE PRINTED PIECE]

              1999            2000            2001            2002

             21.41%          (9.62)%        (24.06)%        (10.71)%

--------------------------------------------------------------------------------
      Best quarter:                  12/31/99                10.22%
      Worst quarter:                  9/30/02               (17.43)%
--------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS
                    (for the periods ended December 31, 2002)

                       Inception Date       Past Year       Since Inception
--------------------------------------------------------------------------------
RETIREMENT
  INTERNATIONAL
  EQUITY PORTFOLIO         9/1/98           (10.71)%            (4.06)%
--------------------------------------------------------------------------------
MSCI EAFE INDEX                             (15.94)%            (3.90)%
--------------------------------------------------------------------------------

FEES AND EXPENSES

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The accompanying table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual portfolio operating expenses are paid out of Portfolio assets and are reflected in the share price. Investors also bear fees and charges imposed at the separate account level, which are described in the separate prospectuses issued by the Participating Insurance Companies.

ANNUAL PORTFOLIO
OPERATING EXPENSES
--------------------------------------------------------------------------------
Management Fees                                 .75%
--------------------------------------------------------------------------------
Distribution and
Service (12b-1) Fees                            .25%
--------------------------------------------------------------------------------
Other Expenses                                  .65%
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating Expenses                             1.65%
--------------------------------------------------------------------------------
Fee Waiver and Expense
Reimbursement*                                  .40%
--------------------------------------------------------------------------------
Net Expenses*                                  1.25%
--------------------------------------------------------------------------------


* Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary reimburse the Portfolio through December 31, 2003, to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.


EXPENSE EXAMPLE

Use the accompanying table to compare the Portfolio's fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

o     $10,000 initial investment

o     5% annual return each year

o     redemption at the end of each period

o no changes in operating expenses, except for the first year of the periods reflected in the table, which is based on the net expenses pursuant to the contractual agreement

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.

LAZARD RETIREMENT
INTERNATIONAL
EQUITY PORTFOLIO        1 YEAR       3 YEARS        5 YEARS      10 YEARS
--------------------------------------------------------------------------------
                         $127          $481           $859        $1,921
--------------------------------------------------------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT MANAGER


Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112-6300, serves as the Investment Manager of the Portfolio. The Investment Manager provides day-to-day management of the Portfolio's investments and assists in the overall management of the Fund's affairs. The Investment Manager and its affiliates provide investment management services to client discretionary accounts with assets totaling approximately $56 billion as of December 31, 2002. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of several of the Portfolios.

The Fund has agreed to pay the Investment Manager an investment management fee at the annual rate of 0.75% of the Portfolio's average daily net assets. The investment management fees are accrued daily and paid monthly. For the fiscal year ended December 31, 2002, the Investment Manager waived a portion of its management fee, which resulted in the Portfolio paying the Investment Manager a management fees at the effective annual rate of 0.36% of the Portfolio's average daily net assets.

PRINCIPAL PORTFOLIO MANAGERS

The Portfolio is managed on a team basis. The names of the principal persons who are primarily responsible for the day-to-day management of the assets of the Portfolio are Herbert W. Gullquist and John R. Reinsberg (each since inception) and Gabrielle M. Boyle, Michael A. Bennett and Michael Powers (each since May
2003).

BIOGRAPHICAL INFORMATION OF PRINCIPAL PORTFOLIO MANAGERS


MICHAEL A. BENNETT. Mr. Bennett is a Managing Director of the Investment Manager, which he joined in July 1992.


GABRIELLE M. BOYLE. Ms. Boyle is a Managing Director of the Investment Manager, which she joined in November 1993.

HERBERT W. GULLQUIST. Mr. Gullquist is a Managing Director, Co-Chief Executive Officer and Chief Investment Officer of the Investment Manager. He joined the Investment Manager in 1982.

MICHAEL POWERS. Mr. Powers is a Director of the Investment Manager, which he joined in 1990.

JOHN R. REINSBERG. Mr. Reinsberg is a Managing Director of the Investment Manager, which he joined in 1992.

ADMINISTRATOR

State Street Corporation ("State Street"), located at 225 Franklin Street, Boston, Massachusetts 02110, serves as the Portfolio's administrator.


DISTRIBUTOR


Lazard Freres & Co. LLC ("Lazard") acts as distributor for the Portfolio.


CUSTODIAN


State Street acts as custodian of the Portfolio's investments. State Street may enter into subcustodial arrangements on behalf of the Portfolio for the holding of foreign securities.

ACCOUNT POLICIES
--------------------------------------------------------------------------------

BUYING SHARES

Portfolio shares are currently offered only to separate accounts of Participating Insurance Companies. INDIVIDUALS MAY NOT PURCHASE SHARES DIRECTLY FROM THE FUND. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying Portfolio shares.

Share purchase orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the Portfolio's net asset value per share ("NAV") calculated on such day, provided that the order, and Federal Funds in the net amount of such order, are received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting purchase orders and Federal Funds.

The NAV is generally determined as of the close of regular trading on the floor of the New York Stock Exchange (normally 4:00 p.m., Eastern time), on each day the New York Stock Exchange is open for business. Equity securities typically are valued based on market value, or where market quotations are not readily available, based on fair value as determined in good faith by the Fund's Board. Debt securities typically are valued using available market quotations or at fair value which may be determined by one or more pricing services. Debt securities having remaining maturities of 60 days or less are valued on an amortized cost basis unless the Board determines that such method does not represent fair value.


Foreign securities held by the Portfolio may trade on days when the Portfolio does not calculate its NAV, potentially affecting the Portfolio's NAV on days when shareholders are unable to buy or sell the Portfolio's shares.


DISTRIBUTION AND SERVICE (12B-1) FEES


The Fund has adopted a plan under rule 12b-1 that allows the Portfolio to pay Lazard a fee, at the annual rate of .25% of the value of the Portfolio's average daily net assets, for services provided to shareholders. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees may cost shareholders more than paying other types of sales charges.


SELLING SHARES

Portfolio shares may be sold at any time by the separate accounts of the Participating Insurance Companies. INDIVIDUALS MAY NOT PLACE SELL ORDERS DIRECTLY WITH THE FUND. Redemption orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the NAV calculated on such day, provided that the order is received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about selling Portfolio shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES


Income dividends are normally declared and paid annually, but may be declared and paid more frequently. Net capital gains, if any, are normally distributed annually but may be distributed more frequently.

Dividends and distributions of the Portfolio will be reinvested in additional shares of the Portfolio at net asset value unless instructed otherwise by the relevant Participant Insurance Company. Since the Portfolio's shareholders are the Participating Insurance Companies and their separate accounts, this Prospectus contains no discussion as to the federal income tax consequences to Policy owners. For this information, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company. Participating Insurance Companies should consult their tax advisers about federal, state and local tax consequences.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following financial highlights table is intended to help you understand the Portfolio's financial performance since its inception, and certain information reflects financial results for a single Portfolio share. The total returns in each table represent the rate that an investor would have earned or lost each year on an investment in the Portfolio (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by Anchin, Block & Anchin LLP, independent accountants, whose report, along with the Portfolio's financial statements, is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge. Performance information does not reflect the fees and charges imposed at the separate account level, and such charges will have the effect of reducing performance.

LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                     YEAR ENDED                                PERIOD FROM
                                             -------------------------------------------------------------      9/1/98* TO
                                              12/31/02         12/31/01         12/31/00         12/31/99        12/31/98
                                             ----------       ----------       ----------       ----------     -----------
Net asset value, beginning of period ...     $     9.09       $    12.01       $    13.49       $    11.23      $    10.00
                                             ----------       ----------       ----------       ----------      ----------

Income (loss) from investment operations:

  Net investment income (loss) .........           0.05             0.01             0.10             0.08           (0.04)

  Net realized and unrealized gain (loss)         (1.02)           (2.90)           (1.40)            2.32            1.27
                                             ----------       ----------       ----------       ----------      ----------

  Total from investment operations .....          (0.97)           (2.89)           (1.30)            2.40            1.23
                                             ----------       ----------       ----------       ----------      ----------

Less distributions from:

  Net investment income ................          (0.01)              --(c)         (0.08)           (0.07)             --

  Net realized gains ...................             --            (0.03)           (0.10)           (0.07)             --
                                             ----------       ----------       ----------       ----------      ----------

  Total distributions ..................          (0.01)           (0.03)           (0.18)           (0.14)             --
                                             ----------       ----------       ----------       ----------      ----------

Net asset value, end of period .........     $     8.11       $     9.09       $    12.01       $    13.49      $    11.23
                                             ==========       ==========       ==========       ==========      ==========

TOTAL RETURN (a) .......................         (10.71)%         (24.06)%          (9.62)%          21.41%          12.30%

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (in thousands)     $   48,913       $   32,311       $   20,937       $    6,308      $      513

Ratios to average net assets:

  Net expenses (b) .....................           1.25%            1.25%            1.25%            1.31%           1.60%

  Gross expenses (b) ...................           1.65%            1.94%            2.32%           12.94%          48.67%

  Net investment income (loss) (b) .....           0.98%            0.50%            0.72%            0.85%          (0.58)%

Portfolio turnover rate ................             49%              58%              32%              22%              7%

*     Commencement of operations.

(a) Total returns assume changes in share price and reinvestment of all dividends and distributions. Periods of less than one year are not annualized.

(b)   Annualized for periods of less than one year.

(c)   Amount is less than $0.01 per share.

For more information about the Portfolio, the following documents are available free upon request:


ANNUAL AND SEMI-ANNUAL REPORTS (REPORTS):


The Fund's annual and semi-annual reports to shareholders contain additional information on the Portfolio's investments. In the annual report, you will find a broad discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI):


The SAI provides more detailed information about the Portfolio, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.


--------------------------------------------------------------------------------

You can get a free copy of the Reports and the SAI, or request other information and discuss your questions about the Portfolio, by contacting the Fund at:


                         Lazard Retirement Series, Inc.
                              30 Rockefeller Plaza
                          New York, New York 10112-6300
                            Telephone: (800) 887-4929
                            http://www.LazardNet.com
--------------------------------------------------------------------------------

You can review the Fund's Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. For information, call
(202) 942-8090. You can get text-only copies:

            o After paying a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009, or by e-mail request to publicinfo@sec.gov.

            o     Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-08071

--------------------------------------------------------------------------------

INVESTMENT MANAGER

Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: (800) 887-4929

DISTRIBUTOR

Lazard Freres & Co. LLC
30 Rockefeller Plaza
New York, New York 10112-6300

CUSTODIAN

State Street Corporation
225 Franklin Street
Boston, Massachusetts 02110

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT

Boston Financial Data Services, Inc.
P.O. Box 8514
Boston, Massachusetts 02266-8514
Telephone: (800) 986-3455

INDEPENDENT PUBLIC ACCOUNTANTS

Anchin, Block & Anchin LLP
1375 Broadway
New York, New York 10018
http://www.anchin.com

LEGAL COUNSEL

Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982
http://www.stroock.com

                            LAZARD RETIREMENT SERIES
--------------------------------------------------------------------------------

                              ----------
                              PROSPECTUS
                              ----------

                              May 1, 2003

                              -------------------------------------


                              Lazard Retirement Small Cap Portfolio


                              -------------------------------------

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                   PAGE

                                   ---------------------------------------------
                                    1    OVERVIEW
                                   ---------------------------------------------


CAREFULLY REVIEW THIS              ---------------------------------------------
IMPORTANT SECTION FOR               3    INVESTMENT OBJECTIVE, STRATEGIES,
INFORMATION ON THE                       RISK/RETURN AND EXPENSES
PORTFOLIO'S INVESTMENT             ---------------------------------------------
OBJECTIVE, STRATEGIES,
RISKS, PAST PERFORMANCE
AND FEES.

REVIEW THIS SECTION FOR            ---------------------------------------------
DETAILS ON THE PEOPLE AND           6    FUND MANAGEMENT
ORGANIZATIONS WHO OVERSEE          ---------------------------------------------
THE PORTFOLIO.
                                    6    Investment Manager

                                    6    Principal Portfolio Managers

                                    6    Administrator

                                    6    Distributor

                                    6    Custodian

REVIEW THIS SECTION FOR            ---------------------------------------------
DETAILS ON HOW SHARES ARE           7    ACCOUNT POLICIES
VALUED, HOW TO PURCHASE            ---------------------------------------------
AND SELL SHARES, RELATED
CHARGES AND PAYMENTS OF             7    Buying Shares
DIVIDENDS AND
DISTRIBUTIONS.                      7    Distribution and Service (12b-1) Fees

                                    7    Selling Shares

                                    8    Dividends, Distributions and Taxes

REVIEW THIS SECTION FOR            ---------------------------------------------
RECENT FINANCIAL                    9    FINANCIAL HIGHLIGHTS
INFORMATION.                       ---------------------------------------------

WHERE TO LEARN MORE ABOUT          ---------------------------------------------
THE PORTFOLIO.                           BACK COVER
                                   ---------------------------------------------

--------------------------------------------------------------------------------
    LAZARD ASSET MANAGEMENT LLC SERVES AS THE PORTFOLIO'S INVESTMENT MANAGER.
--------------------------------------------------------------------------------


The Lazard Retirement Small Cap Portfolio (the "Portfolio") of Lazard Retirement Series, Inc. (the "Fund") is intended to be a funding vehicle for variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies" and, together with VA contracts, "Policies") offered by the separate accounts of certain insurance companies (the "Participating Insurance Companies"). Individuals may not purchase Portfolio shares directly from the Fund. The Policies are described in the separate prospectuses issued by the Participating Insurance Companies, over which the Fund assumes no responsibility. The investment objective and policies of the Portfolio may be similar to other funds/portfolios managed or advised by Lazard Asset Management LLC (the "Investment Manager"). However, the investment results of the Portfolio may be higher or lower than, and there is no guarantee that the investment results of the Portfolio will be comparable to, any other Lazard fund/portfolio. Portfolio shares may also be offered to certain qualified pension and retirement plans and to accounts permitting accumulation of assets on a tax-deferred basis ("Eligible Plans"). Differences in tax treatment or other considerations may cause the interests of Policy owners and Eligible Plan participants investing in the Portfolio to conflict. The Fund's Board of Directors monitors the Portfolio for any material conflicts and determines what action, if any, should be taken. For information about Eligible Plan investing, call (800) 887-4929.

OVERVIEW
--------------------------------------------------------------------------------


The Portfolio                       The Fund consists of seven separate
                                    Portfolios, only one of which, Lazard
                                    Retirement Small Cap Portfolio, is being offered through this prospectus. Because you could lose money by investing in the Portfolio, be sure to read all risk disclosures carefully before investing.

                                    You should be aware that the Portfolio:

                                    o   is not a bank deposit

                                    o   is not guaranteed, endorsed or insured
                                        by any bank, financial institution or
                                        government entity, such as the Federal
                                        Deposit Insurance Corporation

                                    o   is not guaranteed to achieve its stated
                                        goals

                                    INFORMATION ON THE PORTFOLIO'S RECENT
                                    STRATEGIES AND HOLDINGS CAN BE FOUND IN THE
                                    CURRENT ANNUAL/SEMI-ANNUAL REPORT (SEE BACK
                                    COVER).

Who May Want to Invest?             The Portfolio invests primarily in equity
                                    securities, including common stocks,
                                    preferred stocks and convertible securities.
                                    The Investment Manager seeks to identify undervalued securities and focuses on individual stock selection rather than on general stock market trends.

                                    In general, the Investment Manager believes that the securities in which the Portfolio invests have one or more of the following characteristics:


                                    o   are undervalued relative to their
                                        earnings, cash flow or asset values

                                    o   have an attractive price/value
                                        relationship and a catalyst that has the potential to enhance value, such as a change in management or a new product offering

                                    o   are out of favor due to circumstances
                                        which are unlikely to harm the company's franchise or earnings power

                                    o   have low projected price-to-earnings or
                                        price-to-cash flow multiples

                                    The Investment Manager typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or otherwise falls short of the Investment Manager's expectations.

                                    Value stocks involve the risk that they may never reach what the Investment Manager believes is their full market value. They also may decline in price, even though, in theory, they are already undervalued.


                                    Under adverse market conditions, the
                                    Portfolio could invest some or all of its assets in money market securities. The Portfolio might do this to seek to avoid or mitigate losses, but it may result in the Portfolio not achieving its investment objective.

                                    Consider investing in the Portfolio if you are:


                                    o   looking to add an equity component to
                                        your portfolio

                                    o   willing to accept the higher risks of
                                        investing in the stock market in
                                        exchange for potentially higher
                                        long-term returns


                                    The Portfolio may not be appropriate if you are uncomfortable with an investment that will fluctuate in value.

INVESTMENT OBJECTIVE, STRATEGIES, RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

-------------------
LAZARD RETIREMENT
SMALL CAP PORTFOLIO
-------------------

INVESTMENT OBJECTIVE                The Portfolio seeks long-term capital
                                    appreciation.

PRINCIPAL INVESTMENT STRATEGIES     The Portfolio invests primarily in equity
                                    securities, principally common stocks, of relatively small U.S. companies that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. The Investment Manager considers
                                    "small cap companies" to be those companies that, at the time of initial purchase by the Portfolio, have market capitalizations within the range of companies included in the Russell 2000(R) Index (up to $2.2 billion as of February 28, 2003). Because small cap companies are defined by reference to an index, the market capitalizations of companies in which the Portfolio may invest may vary with market conditions.

                                    Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small cap companies. These securities generally have, in the Investment Manager's opinion, one or more of the following characteristics:

                                    o   the potential to become a larger factor
                                        in the company's business sector

                                    o significant debt but high levels of free cash flow

                                    o   a relatively short corporate history
                                        with the expectation that the business
                                        may grow

                                    The Portfolio may invest up to 20% of its assets in equity securities of larger U.S. companies.

PRINCIPAL INVESTMENT RISKS          While stocks have historically been a
                                    leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer's value.
                                    Small cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

                                    The shares of smaller companies tend to
                                    trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate. Some of the Portfolio's investments will rise and fall based only on investor perception.

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement Small Cap Portfolio by showing the Portfolio's annual and long-term performance. The bar chart shows how the performance of the Portfolio's shares has varied from year to year. The table compares the performance of the Portfolio's shares over time to that of the Russell 2000 Index, an unmanaged index comprised of the 2,000 smallest U.S. companies included in the Russell 3000(R) Index (consisting of the 3,000 largest U.S. companies by capitalization). Both the bar chart and table assume reinvestment of dividends and distributions, if any. Performance information does not reflect the fees and charges imposed at the separate account level, and such charges will have the effect of reducing performance. Past performance does not indicate how the Portfolio will perform in the future.

                         PERFORMANCE BAR CHART AND TABLE

                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31

               [THIS DATA REPRESENTS A CHART IN THE PRINTED PIECE]

      1998            1999            2000            2001            2002

     (3.22)%         5.13%           21.05%          18.63%         (17.68)%

--------------------------------------------------------------------------------
      Best quarter:                   6/30/99                21.25%
      Worst quarter:                  9/30/02               (19.28)%
--------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS
                    (for the periods ended December 31, 2002)

                         Inception       Past           Past        Since
                            Date         Year          5 Years     Inception
--------------------------------------------------------------------------------
RETIREMENT SMALL
  CAP PORTFOLIO            11/4/97         (17.68)%       3.76%        3.35%
--------------------------------------------------------------------------------
RUSSELL 2000 INDEX                         (20.48)%      (1.36)%      (1.45)%
--------------------------------------------------------------------------------

FEES AND EXPENSES

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The accompanying table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual portfolio operating expenses are paid out of Portfolio assets and are reflected in the share price. Investors also bear fees and charges imposed at the separate account level, which are described in the separate prospectuses issued by the Participating Insurance Companies.

ANNUAL PORTFOLIO
OPERATING EXPENSES
--------------------------------------------------------------------------------
Management Fees                                 .75%
--------------------------------------------------------------------------------
Distribution and
Service (12b-1) Fees                            .25%
--------------------------------------------------------------------------------
Other Expenses                                  .42%
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating Expenses                             1.42%
--------------------------------------------------------------------------------
Fee Waiver and Expense
Reimbursement*                                  .17%
--------------------------------------------------------------------------------
Net Expenses*                                  1.25%
--------------------------------------------------------------------------------


* Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2003, to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.


EXPENSE EXAMPLE

Use the accompanying table to compare the Portfolio's fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

o     $10,000 initial investment

o     5% annual return each year

o     redemption at the end of each period

o no changes in operating expenses, except for the first year of the periods reflected in the table, which is based on the net expenses pursuant to the contractual agreement

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.

LAZARD RETIREMENT
SMALL CAP PORTFOLIO     1 YEAR       3 YEARS        5 YEARS      10 YEARS
--------------------------------------------------------------------------------
                         $127         $433           $760         $1,687
--------------------------------------------------------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT MANAGER


Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112-6300, serves as the Investment Manager of the Portfolio. The Investment Manager provides day-to-day management of the Portfolio's investments and assists in the overall management of the Fund's affairs. The Investment Manager and its affiliates provide investment management services to client discretionary accounts with assets totaling approximately $56 billion as of December 31, 2002. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of the Portfolio.

The Fund has agreed to pay the Investment Manager an investment management fee at the annual rate of 0.75% of the Portfolio's average daily net assets. The investment management fees are accrued daily and paid monthly. For the fiscal year ended December 31, 2002, the Investment Manager waived a portion of its management fees, which resulted in the Portfolio paying the Investment Manager a management fee at the effective annual rate of 0.58% of the Portfolio's average daily net assets.

PRINCIPAL PORTFOLIO MANAGERS

The Portfolio is managed on a team basis. The names of the principal persons who are primarily responsible for the day-to-day management of the assets of the Portfolio are Herbert W. Gullquist (since inception), Andrew D. Lacey (since May
2003) and Patrick M. Mullin (since January 2001).

BIOGRAPHICAL INFORMATION OF PRINCIPAL PORTFOLIO MANAGERS

HERBERT W. GULLQUIST. Mr. Gullquist is a Managing Director, Co-Chief Executive Officer and Chief Investment Officer of the Investment Manager. He joined the Investment Manager in 1982.

ANDREW D. LACEY. Mr. Lacey is a Managing Director of the Investment Manager, which he joined in 1996.


PATRICK M. MULLIN. Mr. Mullin is a Director of the Investment Manager, which he joined in 1998.


ADMINISTRATOR

State Street Corporation ("State Street"), located at 225 Franklin Street, Boston, Massachusetts 02110, serves as the Portfolio's administrator.


DISTRIBUTOR


Lazard Freres & Co. LLC ("Lazard") acts as distributor for the Portfolio.


CUSTODIAN


State Street acts as custodian of the Portfolio's investments. State Street may enter into subcustodial arrangements on behalf of the Portfolio for the holding of foreign securities.

ACCOUNT POLICIES
--------------------------------------------------------------------------------

BUYING SHARES

Portfolio shares are currently offered only to separate accounts of Participating Insurance Companies. INDIVIDUALS MAY NOT PURCHASE SHARES DIRECTLY FROM THE FUND. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying Portfolio shares.

Share purchase orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the Portfolio's net asset value per share ("NAV") calculated on such day, provided that the order, and Federal Funds in the net amount of such order, are received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting purchase orders and Federal Funds.

The NAV is generally determined as of the close of regular trading on the floor of the New York Stock Exchange (normally 4:00 p.m., Eastern time), on each day the New York Stock Exchange is open for business. Equity securities typically are valued based on market value, or where market quotations are not readily available, based on fair value as determined in good faith by the Fund's Board. Debt securities typically are valued using available market quotations or at fair value which may be determined by one or more pricing services. Debt securities having remaining maturities of 60 days or less are valued on an amortized cost basis unless the Board determines that such method does not represent fair value.


DISTRIBUTION AND SERVICE (12B-1) FEES

The Fund has adopted a plan under rule 12b-1 that allows the Portfolio to pay Lazard a fee, at the annual rate of .25% of the value of the Portfolio's average daily net assets, for services provided to shareholders. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees may cost shareholders more than paying other types of sales charges.


SELLING SHARES

Portfolio shares may be sold at any time by the separate accounts of the Participating Insurance Companies. INDIVIDUALS MAY NOT PLACE SELL ORDERS DIRECTLY WITH THE FUND. Redemption orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the NAV calculated on such day, provided that the order is received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about selling Portfolio shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES


Income dividends are normally declared and paid annually, but may be declared and paid more frequently. Net capital gains, if any, are normally distributed annually but may be distributed more frequently.

Dividends and distributions of the Portfolio will be reinvested in additional shares of the Portfolio at net asset value unless instructed otherwise by the relevant Participant Insurance Company. Since the Portfolio's shareholders are the Participating Insurance Companies and their separate accounts, this Prospectus contains no discussion as to the federal income tax consequences to Policy owners. For this information, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company. Participating Insurance Companies should consult their tax advisers about federal, state and local tax consequences.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following financial highlights table is intended to help you understand the Portfolio's financial performance for the past five fiscal years, and certain information reflects financial results for a single Portfolio share. The total returns in each table represent the rate that an investor would have earned or lost each year on an investment in the Portfolio (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by Anchin, Block & Anchin LLP, independent accountants, whose report, along with the Portfolio's financial statements, is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge. Performance information does not reflect the fees and charges imposed at the separate account level, and such charges will have the effect of reducing performance.

LAZARD RETIREMENT SMALL CAP PORTFOLIO


SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                                YEAR ENDED
                                              -----------------------------------------------------------------------------
                                               12/31/02         12/31/01         12/31/00         12/31/99        12/31/98
                                              ----------       ----------       ----------       ----------      ----------
Net asset value, beginning of period ....     $    13.08       $    11.75       $     9.82       $     9.52      $     9.84
                                              ----------       ----------       ----------       ----------      ----------

Income (loss) from investment operations:

  Net investment income (loss) ..........           0.01             0.01             0.03             0.02              --

  Net realized and unrealized gain (loss)          (2.32)            2.15             2.03             0.46           (0.32)
                                              ----------       ----------       ----------       ----------      ----------

  Total from investment operations ......          (2.31)            2.16             2.06             0.48           (0.32)
                                              ----------       ----------       ----------       ----------      ----------

Less distributions from:

  Net investment income .................             --            (0.01)           (0.03)           (0.02)             --

  Net realized gains ....................          (0.05)           (0.82)           (0.10)           (0.16)             --
                                              ----------       ----------       ----------       ----------      ----------

  Total distributions ...................          (0.05)           (0.83)           (0.13)           (0.18)             --
                                              ----------       ----------       ----------       ----------      ----------

Net asset value, end of period ..........     $    10.72       $    13.08       $    11.75       $     9.82      $     9.52
                                              ==========       ==========       ==========       ==========      ==========

TOTAL RETURN (a) ........................         (17.68)%          18.63%           21.05%            5.13%          (3.22)%

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (in thousands)      $   47,453       $   42,164       $   15,205       $    2,709      $    1,704

Ratios to average net assets:

  Net expenses ..........................           1.25%            1.25%            1.25%            1.32%           1.50%

  Gross expenses ........................           1.42%            1.67%            2.76%            7.31%          16.20%

  Net investment income (loss) ..........          (0.17)%           0.09%            0.42%            0.16%          (0.18)%

Portfolio turnover rate .................            108%              78%              67%              73%             61%


(a) Total returns assume changes in share price and reinvestment of all dividends and distributions.

For more information about the Portfolio, the following documents are available free upon request:


ANNUAL AND SEMI-ANNUAL REPORTS (REPORTS):


The Fund's annual and semi-annual reports to shareholders contain additional information on the Portfolio's investments. In the annual report, you will find a broad discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI):


The SAI provides more detailed information about the Portfolio, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.


--------------------------------------------------------------------------------

You can get a free copy of the Reports and the SAI, or request other information and discuss your questions about the Portfolio, by contacting the Fund at:


                         Lazard Retirement Series, Inc.
                              30 Rockefeller Plaza
                          New York, New York 10112-6300
                            Telephone: (800) 887-4929
                            http://www.LazardNet.com
--------------------------------------------------------------------------------

You can review the Fund's Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. For information, call
(202) 942-8090. You can get text-only copies:

            o After paying a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009, or by e-mail request to publicinfo@sec.gov.

            o     Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-08071

--------------------------------------------------------------------------------

INVESTMENT MANAGER

Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: (800) 887-4929

DISTRIBUTOR

Lazard Freres & Co. LLC
30 Rockefeller Plaza
New York, New York 10112-6300

CUSTODIAN

State Street Corporation
225 Franklin Street
Boston, Massachusetts 02110

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT

Boston Financial Data Services, Inc.
P.O. Box 8514
Boston, Massachusetts 02266-8514
Telephone: (800) 986-3455

INDEPENDENT PUBLIC ACCOUNTANTS

Anchin, Block & Anchin LLP
1375 Broadway
New York, New York 10018
http://www.anchin.com

LEGAL COUNSEL

Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982
http://www.stroock.com

                         LAZARD RETIREMENT SERIES, INC.
                              30 Rockefeller Plaza
                          New York, New York 10112-6300
                                 (800) 887-4929

                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 2003

                  Lazard Retirement Series, Inc. (the "Fund") is a no-load, open-end management investment company known as a mutual fund. This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectuses of the Fund, dated May 1, 2003, as they may be revised from time to time, relating to the following seven portfolios (individually, a "Portfolio" and collectively, the "Portfolios"):

Lazard Retirement Equity Portfolio
Lazard Retirement Small Cap Portfolio
Lazard Retirement International Equity Portfolio
Lazard Retirement International Equity Select Portfolio
Lazard Retirement International Small Cap Portfolio
Lazard Retirement Emerging Markets Portfolio
Lazard Retirement Strategic Yield Portfolio


                  Shares of the Portfolios are currently offered only through variable annuity contracts and variable life insurance policies (together, "Policies") offered by the separate accounts of certain insurance companies ("Participating Insurance Companies"). Shares may also be offered to certain qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis ("Eligible Plans"). Differences in tax treatment or other considerations may cause the interests of Policy owners and Eligible Plan participants investing in a Portfolio to conflict. The Fund's Board of Directors will monitor each Portfolio for any material conflicts and determine what action, if any, should be taken. For information about Eligible Plan investing, or to obtain a copy of the Fund's Prospectus, please write or call the Fund at the address and telephone number above.

                  The Fund's most recent Annual Report and Semi-Annual Report to Shareholders are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of independent auditors appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.


--------------------------------------------------------------------------------

                                TABLE OF CONTENTS



                                                                            PAGE
--------------------------------------------------------------------------------
Description of the Fund and Portfolios.........................................1

Investment Restrictions.......................................................21

Management....................................................................23

Determination of Net Asset Value..............................................30

Portfolio Transactions........................................................31

Buying and Selling Shares.....................................................35

Distribution and Servicing Plan...............................................36

Dividends and Distributions...................................................37

Taxation......................................................................37

Performance Information.......................................................39

Information About the Fund and Portfolios.....................................41

Counsel and Independent Auditors..............................................44

Additional Information........................................................44

Appendix......................................................................45




                                      (ii)

                     DESCRIPTION OF THE FUND AND PORTFOLIOS

                  The Fund is a Maryland corporation organized on February 13, 1997. Each Portfolio is a separate series of the Fund, an open-end management investment company, known as a mutual fund. Each Portfolio is a diversified investment company, which means that, with respect to 75% of its total assets, the Portfolio will not invest more than 5% of its total assets in the securities of any single issuer nor hold more than 10% of the outstanding voting securities of any single issuer.


                  Lazard Asset Management LLC serves as the investment manager (the "Investment Manager") to each of the Portfolios. Lazard Freres & Co. LLC ("Lazard" or the "Distributor") is the distributor of each Portfolio's shares.


CERTAIN PORTFOLIO SECURITIES

                  The following information supplements and should be read in conjunction with the Fund's Prospectuses.

                  DEPOSITARY RECEIPTS. (All Portfolios, except Small Cap Portfolio) Each Portfolio may invest in the securities of foreign issuers in the form of American Depositary Receipts and American Depositary Shares (collectively, "ADRs") and Global Depositary Receipts and Global Depositary Shares (collectively, "GDRs"). These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued outside the United States, typically by non-United States banks and trust companies, that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the United States securities markets and GDRs in bearer form are designed for use outside the United States.

                  These securities may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

                  FOREIGN GOVERNMENT OBLIGATIONS; SECURITIES OF SUPRANATIONAL ENTITIES. (All Portfolios, except Small Cap Portfolio) Each Portfolio may invest in obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Investment Manager to be of comparable quality to the other obligations in which the Portfolio may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and

Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

                  FOREIGN SECURITIES. (All Portfolios, except Small Cap Portfolio) Each Portfolio may invest in non-U.S. securities as described in the Portfolio's Prospectus.


                  FIXED-INCOME SECURITIES. (All Portfolios) Strategic Yield Portfolio may invest in fixed-income securities as described in the Prospectus. In addition, Equity Portfolio may invest up to 20% of its assets in U.S. Government securities and investment grade debt obligations of U.S. corporations; Small Cap and International Small Cap Portfolios may each invest up to 20% of its assets in investment grade debt securities; and International Equity and International Equity Select Portfolios may each invest up to 20% of its assets in investment grade fixed-income securities and short-term money market instruments. At least 95% of Strategic Yield Portfolio's investments in fixed-income securities will be rated at least CCC by Standard & Poor's Ratings Group ("S&P") or Caa by Moody's Investors Service, Inc. ("Moody's" and together with S&P, the "Rating Agencies") or the unrated equivalent as determined by the Investment Manager.


                  CONVERTIBLE SECURITIES. (All Portfolios) Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

                  Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

                  Convertible securities provide for a stable stream of income with generally higher yields than common stocks, but there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

                  WARRANTS. (All Portfolios) A warrant is a form of derivative that gives the holder the right to subscribe to a specified amount of the issuing corporation's capital stock at a set price for a specified period of time. A Portfolio may invest up to 5% of its total assets in warrants, except that this limitation does not apply to warrants purchased by the Portfolio that are sold in units with, or attached to, other securities.

                  PARTICIPATION INTERESTS. (All Portfolios) Each Portfolio may purchase from financial institutions participation interests in securities in which the Portfolio may invest.

                  Each Portfolio may invest in corporate obligations denominated in U.S. or (except Equity and Small Cap Portfolios) foreign currencies that are originated, negotiated and structured by a syndicate of lenders ("Co-Lenders") consisting of commercial banks, thrift institutions, insurance companies, financial companies or other financial institutions one or more of which administers the security on behalf of the syndicate (the "Agent Bank"). Co-Lenders may sell such securities to third parties called "Participants." Each Portfolio may invest in such securities either by participating as a Co-Lender at origination or by acquiring an interest in the security from a Co-Lender or a Participant (collectively, "participation interests"). Co-Lenders and Participants interposed between the Portfolio and the corporate borrower (the "Borrower"), together with Agent Banks, are referred to herein as "Intermediate Participants."

                  Each Portfolio also may purchase a participation interest in a portion of the rights of an Intermediate Participant, which would not establish any direct relationship between the Fund, on behalf of the Portfolio, and the Borrower. A participation interest gives the Portfolio an undivided interest in the security in the proportion that the Portfolio's participation interest bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest with remaining maturities of 13 months or less. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by the Portfolio, the participation interest will be collateralized by U.S. Government securities, or, in the case of unrated participation interests, the Investment Manager must have determined that the instrument is of comparable quality to those instruments in which the Portfolio may invest. The Portfolio would be required to rely on the Intermediate Participant that sold the participation interest not only for the enforcement of the Portfolio's rights against the Borrower, but also for the receipt and processing of payments due to the Portfolio under the security. Because it may be necessary to assert through an Intermediate Participant such rights as may exist against the Borrower, if the Borrower fails to pay principal and interest when due the Portfolio may be subject to delays, expenses and risks that are greater than those that would be involved if the Portfolio were to enforce its rights directly against the Borrower. Moreover, under the terms of a participation interest, the Portfolio may be regarded as a creditor of the Intermediate Participant (rather than of the Borrower), so that the Portfolio also may be subject to the risk that the Intermediate Participant may become insolvent. Similar risks may arise with respect to the Agent Bank if, for example, assets held by the Agent Bank for the benefit of the Portfolio were determined by the appropriate regulatory authority or court to be subject to the claims of the Agent Bank's creditors. In such case, the Portfolio might incur certain costs and delays in realizing payment in connection with the participation interest or suffer a loss of principal and/or interest. Further, in the event of the bankruptcy or insolvency of the Borrower, the obligation of the Borrower to repay the loan may be subject to certain defenses that can be asserted by such Borrower as a result of improper conduct by the Agent Bank or Intermediate Participant.

                  VARIABLE AND FLOATING RATE SECURITIES. (All Portfolios) Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as a change in the prime rate.

                  Each Portfolio may invest in floating rate debt instruments ("floaters"). The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. Because of the interest rate reset feature, floaters provide the Portfolio with a certain degree of protection against rises in interest rates, although the Portfolio will participate in any declines in interest rates as well.

                  Each Portfolio also may invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed or inversely to a multiple of the applicable index. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.

                  MUNICIPAL OBLIGATIONS. (Strategic Yield Portfolio) Municipal obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities, to obtain funds for various public purposes, and include certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Industrial development bonds, in most cases, are revenue bonds and generally do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal obligations include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities. Municipal obligations bear fixed, floating or variable rates of interest which are determined in some instances by formulas under which the municipal obligation's interest rate will change directly or inversely to changes in interest rates or an index, or multiples thereof, in many cases subject to a maximum and minimum. Certain municipal obligations are subject to redemption at a date earlier than their stated maturity pursuant to call options, which may be separated from the related municipal obligations and purchased and sold separately. The Portfolio also may acquire call options on specific municipal obligations. The Portfolio generally would purchase these call options to protect the Portfolio from the issuer of the related municipal obligation redeeming, or other holder of the call option from calling away, the municipal obligation before maturity.

                  While, in general, municipal obligations are tax exempt securities having relatively low yields as compared to taxable, non-municipal obligations of similar quality, certain municipal obligations are taxable obligations offering yields comparable to, and in some cases greater than, the yields available on other permissible Portfolio investments. Dividends received by shareholders on Portfolio shares which are attributable to interest income received by the Portfolio from municipal obligations generally will be subject to federal income tax. The Portfolio may invest in municipal obligations, the ratings of which correspond with the ratings of other permissible Portfolio investments. The Portfolio currently intends to invest no more than 25% of its assets in municipal obligations. However, this percentage may be varied from time to time without shareholder approval.

                  ZERO COUPON, PAY-IN-KIND AND STEP UP SECURITIES. (Strategic Yield Portfolio) The Portfolio may invest in zero coupon U.S. Treasury securities, which are Treasury Notes and Bonds that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. Zero coupon securities also are issued by corporations and financial institutions which constitute a proportionate ownership of the issuer's pool of underlying U.S. Treasury securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The Portfolio may invest in pay-in-kind bonds which are bonds which generally pay interest through the issuance of additional bonds. The Portfolio also may purchase step up coupon bonds which are debt securities which typically do not pay interest for a specified period of time and then pay interest at a series of different rates. The market prices of these securities generally are more volatile and are likely to respond to a greater degree to changes in interest rates than the market prices of securities that pay interest periodically having similar maturities and credit qualities. In addition, unlike bonds that pay interest throughout the period to maturity, the Portfolio will realize no cash until the cash payment date unless a portion of such securities are sold and, if the issuer defaults, the Portfolio may obtain no return at all on its investment. Federal income tax law requires the holder of a zero coupon security or of certain pay-in-kind or step up bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for federal income taxes, the Portfolio may be required to distribute such income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

                  MORTGAGE-RELATED SECURITIES. (Strategic Yield Portfolio) Mortgage-related securities are a form of derivative collateralized by pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. These securities may include complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities, mortgage pass-through securities, interests in real estate mortgage investment conduits ("REMICs"), adjustable rate mortgages, real estate investment trusts or other kinds of mortgage-backed securities, including those with fixed, floating and variable interest rates, those with interest rates based on multiples of changes in a specified index of interest rates and those with interest rates that change inversely to changes in interest rates, as well as those that do not bear interest.

RESIDENTIAL MORTGAGE-RELATED SECURITIES. The Portfolio may invest in mortgage-related securities representing participation interests in pools of one- to four-family residential mortgage loans issued by governmental agencies or instrumentalities, such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"), or issued by private entities. Similar to commercial mortgage-related securities, residential mortgage-related securities have been issued using a variety of structures, including multi-class structures featuring senior and subordinated classes.

                  Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also know as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

COMMERCIAL MORTGAGE-RELATED SECURITIES. The Portfolio may invest in commercial mortgage-related securities which generally are multi-class debt or pass-through certificates secured by mortgage loans on commercial properties. Similar to residential mortgage-related securities, commercial mortgage-related securities have been issued using a variety of structures, including multi-class structures featuring senior and subordinated classes. These mortgage-related securities generally are constructed to provide protection to the senior classes investors against potential losses on the underlying mortgage loans. This protection is generally provided by having the holders of the subordinated class of securities ("Subordinated Securities") take the first loss if there are defaults on the underlying commercial mortgage loans. Other protection, which may benefit all of the classes or particular classes, may include issuer guarantees, reserve funds, additional Subordinated Securities, cross-collateralization and over-collateralization.

SUBORDINATED SECURITIES. The Portfolio may invest in Subordinated Securities issued or sponsored by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers. Subordinated Securities have no governmental guarantee, and are subordinated in some manner as to the payment of principal and/or interest to the holders of more senior mortgage-related securities arising out of the same pool of mortgages. The holders of Subordinated Securities typically are compensated with a higher stated yield than are the holders of more senior mortgage-related securities. On the other hand, Subordinated Securities typically subject the holder to greater risk than senior mortgage-related securities and tend to be rated in a lower rating category, and frequently a substantially lower rating category, than the senior mortgage-related securities issued in respect of the same pool of mortgage. Subordinated Securities generally are likely to be more sensitive to changes in prepayment and interest rates and the market for such securities may be less liquid than is the case for traditional fixed-income securities and senior mortgage-related securities.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS") AND MULTI-CLASS PASS-THROUGH SECURITIES. The Portfolio may invest in CMOs, which are multiclass bonds backed by pools of mortgage pass-through certificates or mortgage loans. CMOs may be collateralized by (a) GNMA, Fannie Mae or FHLMC pass-through certificates, (b) unsecuritized mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of Veterans' Affairs, (c) unsecuritized conventional mortgages, (d) other mortgage-related securities or (e) any combination thereof.

                  Each class of CMOs, often referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index, such as the London Interbank Offered Rate ("LIBOR") (or sometimes more than one index). These floating rate CMOs typically are issued with lifetime caps on the coupon rate thereon. Each of these Portfolios also may invest in inverse floating rate CMOs. Inverse floating rate CMOs constitute a tranche of a CMO with a coupon rate that moves in the reverse direction to an applicable index such as the LIBOR. Accordingly, the coupon rate thereon will increase as interest rates decrease. Inverse floating rate CMOs are typically more volatile than fixed or floating rate tranches of CMOs.

                  Many inverse floating rate CMOs have coupons that move inversely to a multiple of the applicable indexes. The coupon varying inversely to a multiple of an applicable index creates a leverage factor. Inverse floaters based on multiples of a stated index are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and loss of principal. The markets for inverse floating rate CMOs with highly leveraged characteristics may at times be very thin. The Portfolio's ability to dispose of its positions in such securities will depend on the degree of liquidity in the markets for such securities. It is impossible to predict the amount of trading interest that may exist in such securities, and therefore the future degree of liquidity.

STRIPPED MORTGAGE-BACKED SECURITIES. The Portfolio also may invest in stripped mortgage-backed securities which are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage securities may be partially stripped so that each investor class received some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security, or IO, and all of the principal is distributed to holders of another type of security known as a principal-only security, or PO. Strips can be created in a pass-through structure or as tranches of a CMO. The yields to maturity on IOs and POs are very sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield on POs could be materially and adversely affected.

PRIVATE ENTITY SECURITIES. The Portfolio may invest in mortgage-related securities issued by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers. Timely payment of principal and interest on mortgage-related securities backed by pools created by non-governmental issuers often is supported partially by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or mortgage poolers can meet their obligations under the policies, so that if the issuers default on their obligations the holders of the security could sustain a loss. No insurance or guarantee covers the Portfolio or the price of the Portfolio's shares. Mortgage-related securities issued by non-governmental issuers generally offer a higher rate of interest than government-agency and government-related securities because there are no direct or indirect government guarantees of payment.

CMO RESIDUALS. CMO Residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

                  The cash flow generated by the mortgage assets underlying series of CMOs is applied first to make required payments of principal of and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO Residual represents dividend or interest income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMOs, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO Residuals is extremely sensitive to prepayments on the related underlying mortgage assets in the same manner as an IO class of stripped mortgage-back securities. See "Stripped Mortgage-Backed Securities" above. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to the level of the index upon which interest rate adjustments are based. As described above with respect to stripped mortgage-back securities, in certain circumstances, the Portfolio may fail to fully recoup its initial investment in a CMO Residual.

                  CMO Residuals generally are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. CMO Residuals may not have the liquidity of other more established securities trading in other markets. Transactions in CMO Residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, whether or not registered under the Securities Act of 1933, as amended (the "Securities Act"), CMO Residuals may be subject to certain restrictions of transferability. Ownership of certain CMO Residuals imposes liability for certain of the expenses of the related CMO issuer on the purchaser. The Investment Manager will not purchase any CMO Residual that imposes such liability on the Portfolio.

OTHER MORTGAGE-RELATED SECURITIES. Other mortgage-related securities in which the Portfolio may invest include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

         REAL ESTATE INVESTMENT TRUSTS. (Equity and Small Cap Portfolios) Each of these Portfolios may invest in Real Estate Investment Trusts ("REITs"). A REIT is a corporation, or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property, and distribute to shareholders annually a substantial portion of its otherwise taxable income.

                  REITs are characterized as equity REITs, mortgage REITs and hybrid REITs. Equity REITs, which may include operating or finance companies, own real estate directly and the value of, and income earned by, the REITs depends upon the income of the underlying properties and the rental income they earn. Equity REITs also can realize capital gains (or losses) by selling properties that have appreciated (or depreciated) in value. Mortgage REITs can make construction, development or long-term mortgage loans and are sensitive to the credit quality of the borrower. Mortgage REITs derive their income from interest payments on such loans. Hybrid REITs combine the characteristics of both equity and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. The values of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify for tax-free status under the Code or to maintain exemption from the Investment Company Act of 1940, as amended (the "1940 Act").

                  ASSET-BACKED SECURITIES. (Strategic Yield Portfolio) Asset-backed securities are a form of derivative. The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities. These securities include debt securities and securities with debt-like characteristics. The collateral for these securities has included credit card and automobile receivables, home equity loans, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital account receivables. The Portfolio may invest in these and other types of asset-backed securities that may be developed in the future.

                  Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may provide the Portfolio with a less effective security interest in the related collateral than do mortgage-backed securities. Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these securities.

                  Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most organizations that issue asset-backed securities relating to motor vehicle installment purchase obligations perfect their interests in their respective obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody thereof. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty not to so do, there is a risk that such party could acquire an interest in the obligations superior to that of the holders of the securities. Also, although most such obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect such security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related securities.


                  BRADY BONDS. (Strategic Yield Portfolio only) The Portfolio may invest in Brady Bonds, which are debt obligations created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructurings under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have been issued relatively recently and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies, although most are U.S. dollar-denominated. They are actively traded in the over-the-counter secondary market.

                  Collateralized Brady Bonds may be fixed rate par bonds or floating rate discount bonds, which are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon securities which have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (1) the collateralized repayment of principal at final maturity; (2) the collateralized interest payments; (3) the uncollateralized interest payments; and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course.

                  In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.


                  INVESTMENT COMPANIES. (All Portfolios) Each Portfolio may invest, to the extent permitted under the 1940 Act, in securities issued by investment companies which principally invest in securities of the type in which the Portfolio invests. Under the 1940 Act, a Portfolio's investment in such securities, subject to certain exceptions, currently is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Portfolio's total assets with respect to any one investment company and (iii) 10% of the Portfolio's total assets in the aggregate. Investments in the securities of investment companies may involve duplication of advisory fees and certain other expenses.

                  ILLIQUID SECURITIES. (All Portfolios) Each Portfolio may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Portfolio's investment objective. These securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale (such as private placements and certain restricted securities), repurchase agreements providing for settlement in more than seven days after notice, certain mortgage-related securities, and certain privately negotiated, non-exchange traded options and securities used to cover such options. As to these securities, a Portfolio is subject to the risk that should the Portfolio desire to sell them when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Portfolio's net assets could be adversely affected.

                  MONEY MARKET INSTRUMENTS; TEMPORARY DEFENSIVE POSITIONS. (All Portfolios) When the Investment Manager determines that adverse market conditions exist, a Portfolio may adopt a temporary defensive position and invest some or all of its assets in money market instruments, including U.S. Government securities, repurchase agreements, bank obligations and commercial paper and other short-term obligations ("Money Market Instruments"). For Emerging Markets Portfolio, when the Investment Manager believes it is warranted for defensive purposes, the Portfolio may invest without limitation in high quality fixed-income securities or equity securities of U.S. companies. Each Portfolio also may purchase Money Market Instruments when it has cash reserves or in anticipation of taking a market position.

INVESTMENT TECHNIQUES

                  The following information supplements and should be read in conjunction with the Fund's Prospectuses.

                  BORROWING MONEY. (All Portfolios) Each Portfolio may borrow to the extent permitted under the 1940 Act, which permits an investment company to borrow in an amount up to 33-?% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (including the amount borrowed) at the time the borrowing is made. While such borrowings exceed 5% of a Portfolio's total assets, the Portfolio will not make any additional investments. Money borrowed will be subject to interest costs.

                  LENDING PORTFOLIO SECURITIES. (All Portfolios) Each Portfolio may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Portfolio remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities. The Portfolio also has the right to terminate a loan at any time. The Portfolio may call the loan to vote proxies if a material issue affecting the Portfolio's investment is to be voted upon. Loans of portfolio securities may not exceed 33-?% of the value of the Portfolio's total assets. The Portfolio will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of a letter of credit or securities, the borrower will pay the Portfolio a loan premium fee. If the collateral consists of cash, the Portfolio will reinvest the cash and pay the borrower a pre-negotiated fee or "rebate" from any return earned on the investment. Should the borrower of the securities fail financially, the Portfolio may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the Investment Manager to be of good financial standing. In a loan transaction, the Portfolio will also bear the risk of any decline in value of securities acquired with cash collateral.

                  DERIVATIVES. (All Portfolios) Each Portfolio may invest in, or enter into, derivatives, such as options, futures contracts, options on futures contracts and swap agreements, for a variety of reasons, including to hedge certain market risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. Derivatives may provide a cheaper, quicker or more specifically focused way for the Portfolio to invest than "traditional" securities would.

                  Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit a Portfolio to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Portfolio can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. However, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on a Portfolio's performance.

                  If a Portfolio invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Portfolio's return or result in a loss. A Portfolio also could experience losses if its derivatives were poorly correlated with its other investments, or if the Portfolio were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.


                  Although neither the Fund nor any Portfolio will be a commodity pool, certain derivatives subject the Portfolios to the rules of the Commodity Futures Trading Commission (the "CFTC") which limit the extent to which a Portfolio can invest in futures contracts and options on futures contracts. A Portfolio may invest in futures contracts and options on futures contracts for hedging purposes without limit. However, a Portfolio may not invest in such contracts and options for other purposes if the sum of the amount of initial margin deposits and premiums paid for unexpired options with respect to such contracts, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Portfolio's assets (or such other amount as may be permitted by the CFTC), after taking into account unrealized profits and unrealized losses on such contracts and options; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.


                  Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily variation margin system operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. In contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, the Investment Manager will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by the Portfolio. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.


                  Successful use of derivatives by a Portfolio also is subject to the Investment Manager's ability to predict correctly movements in the direction of the relevant market and to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the futures contract. For example, if a Portfolio uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Portfolio will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Portfolio may have to sell such securities at a time when it may be disadvantageous to do so.

                  Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "Commission"), a Portfolio may be required to segregate permissible liquid assets to cover its obligations relating to its transactions in derivatives. To maintain this required cover, the Portfolio may have to sell securities at disadvantageous prices or times since it may not be possible to liquidate a derivative position at a reasonable price. The segregation of such assets will have the effect of limiting the Portfolio's ability to otherwise invest those assets.


FUTURES TRANSACTIONS--IN GENERAL. Each Portfolio may enter into futures contracts in U.S. domestic markets, or (except Equity and Small Cap Portfolios) on exchanges located outside the United States. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits a Portfolio might realize in trading could be eliminated by adverse changes in the currency exchange rate, or the Portfolio could incur losses as a result of those changes. Transactions on foreign exchanges may include both commodities which are traded on domestic exchanges and those which are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC.

                  Engaging in these transactions involves risk of loss to the Portfolio which could adversely affect the value of the Portfolio's net assets. Although each of these Portfolios intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Portfolio to substantial losses.

SPECIFIC FUTURES TRANSACTIONS. Each Portfolio may purchase and sell stock index futures contracts. A stock index future obligates the Portfolio to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract's last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in such securities on the next business day.


                  International Small Cap, Emerging Markets and Strategic Yield Portfolios may purchase and sell interest rate futures contracts. An interest rate future obligates the Portfolio to purchase or sell an amount of a specific debt security at a future date at a specific price.


                  Each Portfolio, except Equity and Small Cap Portfolios, may buy and sell foreign currency futures. A currency future obligates the Portfolio to purchase or sell an amount of a specific currency at a future date at a specific price.

OPTIONS--IN GENERAL. Each Portfolio may buy and sell (write) covered call and put options. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period, or at a specific date.

                  A covered call option written by a Portfolio is a call option with respect to which the Portfolio owns the underlying security or otherwise covers the transaction by segregating permissible liquid assets. A put option written by a Portfolio is covered when, among other things, the Portfolio segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. A Portfolio receives a premium from writing covered call or put options which it retains whether or not the option is exercised.

                  There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, a Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

SPECIFIC OPTIONS TRANSACTIONS. Each Portfolio may buy and sell call and put options in respect of specific securities (or groups or "baskets" of specific securities) or indices listed on national securities exchanges or traded in the over-the-counter market. An option on an index is similar to an option in respect of specific securities, except that settlement does not occur by delivery of the securities comprising the index. Instead, the option holder receives an amount of cash if the closing level of the index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Thus, the effectiveness of purchasing or writing index options will depend upon price movements in the level of the index rather than the price of a particular security.

                  Each Portfolio, except Equity and Small Cap Portfolios, may buy and sell call and put options on foreign currency. These options convey the right to buy or sell the underlying currency at a price which is expected to be lower or higher than the spot price of the currency at the time the option is exercised or expires.

                  Each Portfolio may purchase cash-settled options on interest rate swaps, interest rate swaps denominated in foreign currency (except Equity and Small Cap Portfolios) and (except Strategic Yield Portfolio) equity index swaps in pursuit of its investment objective. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments) denominated in U.S. dollars or foreign currency. Equity index swaps involve the exchange by the Portfolio with another party of cash flows based upon the performance of an index or a portion of an index of securities which usually includes dividends. A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms.

                  Successful use by a Portfolio of options will be subject to the Investment Manager's ability to predict correctly movements in the prices of individual stocks, the stock market generally, foreign currencies or interest rates. To the extent the Investment Manager's predictions are incorrect, the Portfolio may incur losses.

SWAP AGREEMENTS. To the extent consistent with the Portfolio's investment objective and management policies as set forth herein, each Portfolio may enter into equity, interest rate, index, total return and currency rate swap agreements. These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Portfolio than if the Portfolio had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates exceed a specified rate or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates fall below a specified level or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

                  Most swap agreements entered into by a Portfolio would calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Portfolio's current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The risk of loss with respect to swaps is limited to the net amount of payments that the Portfolio is contractually obligated to make. If the other party to a swap defaults, the Portfolio's risk of loss consists of the net amount of payments that the Portfolio contractually is entitled to receive.

FUTURE DEVELOPMENTS. A Portfolio may take advantage of opportunities in options and futures contracts and options on futures contracts and any other derivatives which are not presently contemplated for use by the Portfolio or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Portfolio's investment objective and legally permissible for the Portfolio. Before entering into such transactions or making any such investment, the Portfolio will provide appropriate disclosure in its Prospectus or this Statement of Additional Information.

                  FORWARD COMMITMENTS. (All Portfolios) A Portfolio may purchase or sell securities on a forward commitment, when-issued or delayed delivery basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase or sell. The payment obligation and the interest rate receivable on a forward commitment, when-issued or delayed-delivery security are fixed when the Portfolio enters into the commitment, but the Portfolio does not make a payment until it receives delivery from the counterparty. The Portfolio will segregate permissible liquid assets at least equal at all times to the amount of the Portfolio's purchase commitments. The Portfolio intends to engage in forward commitments to increase the Portfolio's financial exposure to the types of securities in which it invests, which will increase the Portfolio's exposure to changes in interest rates and will increase the volatility of its returns. If the Portfolio is fully or almost fully invested when forward commitment purchases are outstanding, such purchases may result in a form of leverage. At no time will the Portfolio have more than 33-?% of its total assets committed to purchase securities on a forward commitment basis.

                  Securities purchased on a forward commitment, when-issued or delayed-delivery basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment, when-issued or delayed-delivery basis may expose a Portfolio to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis when the Portfolio is fully or almost fully invested may result in greater potential fluctuation in the value of the Portfolio's net assets and its net asset value per share.

                  FOREIGN CURRENCY TRANSACTIONS. (All Portfolios, except Equity and Small Cap Portfolios) Foreign currency transactions may be entered into for a variety of purposes, including: to fix in U.S. dollars, between trade and settlement date, the value of a security the Portfolio has agreed to buy or sell; to hedge the U.S. dollar value of securities the Portfolio already owns, particularly if it expects a decrease in the value of the currency in which the foreign security is denominated; or to gain exposure to the foreign currency in an attempt to realize gains.

                  Foreign currency transactions may involve, for example, the Portfolio's purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies. A short position would involve the Portfolio agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency the Portfolio contracted to receive. The Portfolio's success in these transactions will depend principally on the Investment Manager's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

CERTAIN INVESTMENT CONSIDERATIONS AND RISKS

                  EQUITY SECURITIES. (All Portfolios, except Strategic Yield Portfolio) Equity securities, including common stock, preferred stock, convertible securities and warrants, fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced. Changes in the value of a Portfolio's investments will result in changes in the value of its shares and thus the Portfolio's total return to investors.


                  INITIAL PUBLIC OFFERINGS. (Small Cap and International Small Cap Portfolios) Each of these Portfolios may purchase securities of companies in initial public offerings ("IPOs") or shortly thereafter. An IPO is a corporation's first offering of stock to the public. Shares are given a market value reflecting expectations for the corporation's future growth. Special rules of the National Association of Securities Dealers, Inc. (the "NASD") apply to the distribution of IPOs. Corporations offering stock in IPOs generally have limited operating histories and may involve greater investment risk. The prices of these companies' securities may be very volatile, rising and falling rapidly, sometimes based solely on investor perceptions rather than economic reasons.

                  SMALLER COMPANY SECURITIES. (Small Cap, International Small Cap and Emerging Markets Portfolios) Each of these Portfolios may purchase securities of smaller capitalization companies, the prices of which may be subject to more abrupt or erratic market movements than securities of larger, more established companies, because securities of smaller companies typically are traded in lower volume and the issuers typically are subject to greater changes in earnings and prospects. Smaller capitalization companies often have limited product lines, markets or financial resources. They may be dependent on management of one or a few key persons, and can be more susceptible to losses and the risk of bankruptcy. In addition, securities of the small capitalization sector may be thinly traded (and therefore may have to be sold at a discount from current market prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may pose a greater chance of loss than investments in securities of larger capitalization companies.


                  FIXED-INCOME SECURITIES. (All Portfolios) Even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities generally are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Certain portfolio securities, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal.


                  The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuer. Certain securities, such as those rated below investment grade by the

Rating Agencies, may be subject to such risk with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed-income securities. Once the rating of a portfolio security has been changed, the Portfolio will consider all circumstances deemed relevant in determining whether to continue to hold the security.


                  MORTGAGE-RELATED SECURITIES. (Strategic Yield Portfolio) Mortgage-related securities are complex derivative instruments, subject to both credit and prepayment risk, and may be more volatile and less liquid, and more difficult to price accurately, than more traditional debt securities. Although certain mortgage-related securities are guaranteed by a third party (such as a U.S. Government agency or instrumentality with respect to government-related mortgage-backed securities) or otherwise similarly secured, the market value of the security, which may fluctuate, is not secured. Mortgage-related securities generally are subject to credit risks associated with the performance of the underlying mortgage properties and to prepayment risk. In certain instances, the credit risk associated with mortgage-related securities can be reduced by third party guarantees or other forms of credit support. Improved credit risk does not reduce prepayment risk which is unrelated to the rating assigned to the mortgage-related security. Prepayment risk can lead to fluctuations in value of the mortgage-related security which may be pronounced. If a mortgage-related security is purchased at a premium, all or part of the premium may be lost if the market value of the security declines, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral. Certain mortgage-related securities, such as inverse floating rate collateralized mortgage obligations, have coupons that move inversely to a multiple of a specific index which may result in increased price volatility.

                  As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since during periods of declining interest rates the mortgages underlying the security are more likely to be prepaid. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages, and, therefore, it is not possible to predict accurately the security's return to the Portfolio. Moreover, with respect to certain stripped mortgage-backed securities, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment even if the securities are rated in the highest rating category by a nationally recognized statistical rating organization. During periods of rapidly rising interest rates, prepayments of mortgage-related securities may occur at slower than expected rates. Slower prepayments effectively may lengthen a mortgage-related security's expected maturity, which generally would cause the value of such security to fluctuate more widely in response to changes in interest rates. Were the prepayments on the Portfolio's mortgage-related securities to decrease broadly, the Portfolio's effective duration, and thus sensitivity to interest rate fluctuations, would increase. Commercial real property loans, however, often contain provisions that substantially reduce the likelihood that such securities will be prepaid. The provisions generally impose significant prepayment penalties on loans and in some cases there may be prohibitions on principal prepayments for several years following origination.

                  FOREIGN SECURITIES. (All Portfolios, except Small Cap Portfolio) Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers, including depositary receipts, foreign government obligations and securities of supranational entities, are less liquid and more volatile than securities of comparable U.S. issuers.

Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States.

                  Because evidences of ownership of such securities usually are held outside the United States, a Portfolio will be subject to additional risks which include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions, which might adversely affect or restrict the payment of principal and interest on the foreign securities to investors located outside the country of the issuer, whether from currency blockage or otherwise. Moreover, foreign securities held by a Portfolio may trade on days when the Portfolio does not calculate its net asset value and thus affect the Portfolio's net asset value on days when investors have no access to the Portfolio.

                  With respect to Emerging Markets and Strategic Yield Portfolios, developing countries have economic structures that generally are less diverse and mature, and political systems that are less stable, than those of developed countries. The markets of developing countries may be more volatile than the markets of more mature economies; however, such markets may provide higher rates of return to investors. Many developing countries providing investment opportunities for these Portfolios have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries.

                  Since foreign securities often are purchased with and payable in currencies of foreign countries, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

                  FOREIGN CURRENCY TRANSACTIONS. (All Portfolios, except Equity and Small Cap Portfolios) Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.


                  LOWER RATED SECURITIES. (Strategic Yield Portfolio). The Portfolio invests in higher yielding (and, therefore, higher risk) debt securities rated as low as the lowest rating assigned by a Rating Agency (commonly known as junk bonds).


                  Bond prices are inversely related to interest rate changes; however, bond price volatility also may be inversely related to coupon. Accordingly, below investment grade securities may be relatively less sensitive to interest rate changes than higher quality securities of comparable maturity, because of their higher coupon. This higher coupon is what the investor receives in return for bearing greater credit risk. The higher credit risk associated with below investment grade securities potentially can have a greater effect on the value of such securities than may be the case with higher quality issues of comparable maturity, and will be a substantial factor in the Portfolio's relative share price volatility. The ratings of the Rating Agencies represent their opinions as to the quality of the obligations which they undertake to rate. Although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of these securities. See "Appendix" for a general description of the Rating Agencies' ratings. The Portfolio will rely on the judgment, analysis and experience of the Investment Manager in evaluating the creditworthiness of an issuer.

                  Companies that issue certain of these securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with higher rated securities and will fluctuate over time. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of these securities may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be affected adversely by specific corporate developments, forecasts, or the unavailability of additional financing. The risk of loss because of default by the issuer is significantly greater for the holders of these securities because such securities generally are unsecured and often are subordinated to other creditors of the issuer.

                  Because there is no established retail secondary market for many of these securities, the Portfolio anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary market for higher rated securities. The lack of a liquid secondary market may have an adverse impact on market price and yield and the Portfolio's ability to dispose of particular issues when necessary to meet the Portfolio's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for the Portfolio to obtain accurate market quotations for purposes of valuing its portfolio and calculating its net asset value and could result in the Portfolio selling such securities at lower prices than those used in calculating the Portfolio's net asset value. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of these securities. In such cases, judgment may play a greater role in valuation because less reliable, objective data may be available.

                  These securities may be particularly susceptible to economic downturns. An economic recession could adversely affect the ability of the issuers of lower rated bonds to repay principal and pay interest thereon and increase the incidence of default for such securities. It is likely that an economic recession could disrupt severely the market for such securities and may have an adverse impact on their value.

                  The Portfolio may acquire these securities during an initial offering. Such securities may involve special risks because they are new issues. The Portfolio has no arrangements with any persons concerning the acquisition of such securities, and the Investment Manager will review carefully the credit and other characteristics pertinent to such new issues.

                  The credit risk factors pertaining to lower rated securities also apply to lower rated zero coupon, pay-in-kind and step up securities. In addition to the risks associated with the credit rating of the issuers, the market prices of these securities may be very volatile during the period no interest is paid.

                  SIMULTANEOUS INVESTMENTS. (All Portfolios) Investment decisions for each Portfolio are made independently from those of the other Portfolios and other accounts managed by the Investment Manager. If, however, such other Portfolios or accounts desire to invest in, or dispose of, the same securities as the Portfolio, available investments or opportunities for sales will be allocated equitably to each. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by a Portfolio or the price paid or received by a Portfolio.

                             INVESTMENT RESTRICTIONS

                  Each Portfolio's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Portfolio's outstanding voting shares. In addition, each Portfolio has adopted investment restrictions numbered 1 through 8 as fundamental policies. However, the amendment of these restrictions to add an additional Portfolio, which amendment does not substantively affect the restrictions with respect to an existing Portfolio, will not require approval as described in the first sentence. Investment restrictions numbered 9 through 12 are not fundamental policies and may be changed, as to a Portfolio, by vote of a majority of the Fund's Board of Directors at any time.

                  Under normal circumstances, each of the following Portfolios will invest at least 80% of its net assets, plus any borrowings for investment purposes, as follows (or other investments with similar economic characteristics): (i) Equity, International Equity and International Equity Select Portfolios--equity securities; (ii) Small Cap and International Small Cap Portfolios--equity securities of small cap companies; and (iii) Emerging Markets Portfolio--equity securities of companies whose principal business activities are located in emerging market countries. Each of these Portfolios has adopted a policy to provide its shareholders with at least 60 days' prior notice of any change with respect to its 80% policy.

         None of the Portfolios may:

                  1. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

                  2. Invest in commodities, except that a Portfolio may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

                  3. Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but a Portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts.

                  4. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to more than 33-?% of the value of the Portfolio's total assets). For purposes of this Investment Restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

                  5. Make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, a Portfolio may lend its portfolio securities in an amount not to exceed 33-?% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Commission and the Fund's Board of Directors.

                  6. Act as an underwriter of securities of other issuers, except to the extent a Portfolio may be deemed an underwriter under the Securities Act by virtue of disposing of portfolio securities.

                  7. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted in Investment Restrictions Nos. 2, 4, 10 and 11 may be deemed to give rise to a senior security.

                  8. Purchase securities on margin, but a Portfolio may make margin deposits in connection with transactions on options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

                                      * * *

                  9. Invest in the securities of a company for the purpose of exercising management or control, but the Portfolio will vote the securities it owns as a shareholder in accordance with its views.

                  10. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

                  11. Purchase, sell or write puts, calls or combinations thereof, except as described in the Prospectus and Statement of Additional Information.

                  12. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of its net assets would be so invested.

                                      * * *


                  In addition, as a non-fundamental policy, each Portfolio intends (i) to comply with the diversification requirements prescribed in regulations under Section 817 (h) of the Code and (ii) to comply in all material respects with insurance laws and regulations that the Fund has been advised are applicable to investments of separate accounts of Participating Insurance Companies.


                  If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction. With respect to Investment Restriction No. 4, however, if borrowings exceed 33-?% of the value of a Portfolio's total assets as a result of a change in values or assets, the Portfolio must take steps to reduce such borrowings at least to the extent of such excess within three business days.

                                   MANAGEMENT

                  The Fund's Board of Directors is responsible for the management and supervision of each Portfolio and approves all significant agreements with those companies that furnish services to the Portfolios. These companies are as follows:


Lazard Asset Management LLC.....................  Investment Manager
Lazard Freres & Co. LLC.........................  Distributor
Boston Financial Data Services, Inc.............  Transfer Agent and Dividend
                                                  Disbursing Agent
State Street Bank and Trust Company.............  Custodian


                  The Directors and Officers of the Fund, together with information as to their principal occupations during at least the last five years, are shown below.


NAME (AGE)                                                          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
ADDRESS                              POSITION(S) WITH THE FUND*     OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------
NON-INTERESTED DIRECTORS:

John J. Burke (74)                   Director                       Lawyer and Private Investor; Director, Pacific
50 Burning Tree Lane                 since April 1997               Steel & Recycling, a steel service and recycling
Butte, MT 59701                                                     company; Director, Sletten Construction Company,
                                                                    a multi-state general contractor; Trustee
                                                                    Emeritus, The University of Montana Foundation.

Kenneth S. Davidson (58)             Director                       President, Davidson Capital Management
Davidson Capital Management          since April 1997               Corporation; Trustee, The Juilliard School;
Corporation                                                         Chairman of the Board, Bridgehampton Chamber
500 Park Avenue                                                     Music Festival; Trustee, American Friends of the
Suite 510                                                           National Gallery/London; Trustee, The Spence
New York, NY  10022                                                 School.

William Katz (48)                    Director                       President and Chief Executive Officer, BBDO New
BBDO Worldwide                       since April 1997               York, an advertising agency; Director, BBDO
1285 Avenue of the Americas                                         Worldwide.
New York, NY 10019

Lester Z. Lieberman (72)             Director                       Private Investor; Director, Dowel Associates, a
25 Lindsley Drive                    since April 1997               real estate developer; Chairman, Healthcare
Morristown, NJ 07960                                                Foundation of NJ; Director, Cives Steel Co.;
                                                                    Director, Northside Power Transmission Co.;
                                                                    Advisory Trustee, New Jersey Medical School.


NAME (AGE)                                                          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
ADDRESS                              POSITION(S) WITH THE FUND*     OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------
Richard Reiss, Jr. (59)              Director                       Managing Partner, Georgica Advisors LLC, an
Georgica Advisors LLC                since April 1997               investment manager; Director, Lazard Alternative
Carnegie Hall Tower                                                 Strategies, LLC; Director, O'Charley's, Inc., a
152 West 57th Street                                                restaurant chain.
46th Floor
New York, NY  10019

INTERESTED DIRECTORS:**

Norman Eig (62)                      Chairman of the Board          Managing Director and Co-Chief Executive
Lazard Asset Management LLC          since April 1997               Officer of the Investment Manager; Member of the
30 Rockefeller Plaza                                                Management Committee of Lazard.
New York, NY  10112

Herbert W. Gullquist (65)            President and Director         Managing Director, Co-Chief Executive Officer
Lazard Asset Management LLC          since April 1997               and Chief Investment Officer of the Investment
30 Rockefeller Plaza                                                Manager.
New York, NY  10112

John Rutledge (54)                   Director                       Chairman, Rutledge Capital, LLC, an economics
Rutledge Capital, LLC                since April 1997               and investment advisory firm; Director,
29 Horseshoe Road                                                   Strategic Optical Holdings Corp.; Director,
Cos Cob, CT  06807                                                  Framed Picture Enterprise; Director, Crom
                                                                    Corporation, a water storage system
                                                                    manufacturer; Director, Earle M. Jorgensen Co.,
                                                                    a steel service center company; Director,
                                                                    Amerindo Funds, Inc., a family of three
                                                                    investment portfolios; Director, Vingage
                                                                    Corporation, a streaming video company; Chairman
                                                                    of Advisory Board, Saugatuck Capital.

--------------
* Each Director serves an indefinite term, until his successor is elected, and each Director serves in such capacity for 15 Lazard portfolios.

**   Mr. Eig and Mr. Gullquist are "interested persons" (as defined in the 1940
     Act) of the Fund ("Interested Director") because of their positions with the Investment Manager; Mr. Rutledge is an Interested Director because of a family member's position with the Investment Manager.




NAME (AGE)
ADDRESS                              POSITION(S) WITH THE FUND*     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------ ------------------------------ --------------------------------------------------
OFFICERS:

Nathan A. Paul (30)                  Vice President and Secretary   Director and General Counsel of the Investment
Lazard Asset Management LLC          since April 2002               Manager; from September 1997 to October 2000, an
30 Rockefeller Plaza                                                Associate at Schulte Roth & Zabel LLP, a law
New York, NY 10112                                                  firm.

NAME (AGE)
ADDRESS                              POSITION(S) WITH THE FUND*     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------ ------------------------------ --------------------------------------------------
Brian D. Simon (40)                  Assistant Secretary             Vice President of the Investment Manager; from
Lazard Asset Management LLC          since November 2002             July 1999 to October 2002, Vice President, Law
30 Rockefeller Plaza                                                 & Regulations at J. & W. Seligman & Co.; from
New York, NY 10112                                                   July 1997 to July 1999, an Associate at Schulte
                                                                     Roth & Zabel LLP, a law firm.

Stephen St. Clair (44)               Treasurer since April 2003     Fund Administration Manager of the Investment
Lazard Asset Management LLC                                         Manager.
30 Rockefeller Plaza
New York, NY  10112

----------------------
* Each Officer serves an indefinite term, until his successor is elected, and each Officer serves in such capacity for 15 Lazard portfolios.


                  The Fund has standing audit and nominating committees, each comprised of its Directors who are not "interested persons" of the Fund, as defined in the 1940 Act ("Independent Directors"). The function of the audit committee is to oversee the Fund's financial and reporting policies and certain internal control matters, and the function of the nominating committee is to select and nominate all candidates who are not Independent Directors of the Fund for election to the Fund's Board of Directors. The nominating committee does not normally consider nominees recommended by shareholders. The Fund also has a standing executive committee, comprised of Messrs. Eig and Gullquist. The primary function of the executive committee is to assist in valuing the Portfolio's investments. The audit committee met two times and the executive committee met approximately fifty times during the fiscal year ended December 31, 2002. The nominating committee had no meetings during the last fiscal year.

                  The table below indicates the dollar range of each Director's ownership of Portfolio shares and aggregate holdings of all Lazard portfolios for which he is a Director, in each case as of December 31, 2002.


                                                                                                       AGGREGATE
                                                                INTERNATIONAL        EMERGING       HOLDINGS OF ALL
DIRECTOR                         EQUITY         SMALL CAP           EQUITY            MARKETS      LAZARD PORTFOLIOS
----------------------------- -------------- ---------------- ------------------- ---------------- -------------------
John J. Burke                     None            None               None              None          Over $100,000
Kenneth S. Davidson               None            None               None              None               None
Norman Eig                        None            None               None              None          Over $100,000
Herbert W. Gullquist              None            None               None              None          Over $100,000
William Katz                      None            None               None              None               None
Lester Z. Lieberman               None            None               None              None               None
Richard Reiss, Jr.                None            None               None              None               None
John Rutledge                     None            None               None              None               None


                  As of December 31, 2002, none of the Directors or his immediate family members owned securities of the Investment Manager or the Distributor or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Investment Manager or the Distributor.

                  Each Director who is not an employee or an affiliated person of the Investment Manager is paid an annual fee of $30,000, plus $2,500 per meeting attended for the Fund and The Lazard Funds, Inc., another multi-series fund advised by the Investment Manager, and is reimbursed for travel and other out-of-pocket expenses. In addition, the Chairman of the Audit Committee for the Fund and The Lazard Funds, Inc. also receives an annual fee of $5,000. The aggregate amount of compensation paid to each Director for the year ended December 31, 2002, was as follows:



                                                                                       TOTAL COMPENSATION FROM
                                                AGGREGATE COMPENSATION                      THE FUND AND
DIRECTOR                                             FROM THE FUND                     THE LAZARD FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------
John J. Burke                                      $      981                               $      40,000
Kenneth S. Davidson                                       981                                      40,000
Norman Eig                                                N/A                                         N/A

Herbert W. Gullquist                                      N/A                                         N/A
William Katz                                              862                                      35,000
Lester Z. Lieberman                                     1,107                                      45,000
Richard Reiss, Jr.                                        929                                      37,500
John Rutledge                                             981                                      40,000

                  The Fund does not compensate officers or Directors who are employees or affiliated persons of the Investment Manager. As of April 7, 2003, the Fund's officers and Directors, as a group, owned less than 1% of the shares of each Portfolio.


INVESTMENT MANAGER AND INVESTMENT MANAGEMENT AGREEMENT


                  Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, NY 10112-6300, has entered into an investment management agreement (the "Management Agreement") with the Fund on behalf of each Portfolio. Pursuant to the Management Agreement, the Investment Manager regularly provides each Portfolio with investment research, advice and supervision and furnishes continuously an investment program for each Portfolio consistent with its investment objective and policies, including the purchase, retention and disposition of securities.

                  The Investment Manager is registered as an investment adviser with the Commission. The Investment Manager provides its clients with a wide variety of investment banking and related services, including investment management. The Investment Manager and its affiliates provide investment management services to client discretionary accounts with assets as of December 31, 2002 totaling approximately $56 billion. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of several of the Portfolios. The Investment Manager is a subsidiary of Lazard, a broker/dealer registered with the Commission and a member of the NASD.

                  The Fund, the Investment Manager and the Distributor each have adopted a Code of Ethics that permits its personnel, subject to such Code, to invest in securities, including securities that may be purchased or held by a Portfolio. The Codes of Ethics restrict the personal securities transactions of employees and require portfolio managers and other investment personnel to comply with the Code's preclearance and disclosure procedures. The primary purpose of the Codes is to ensure that personal trading by employees does not disadvantage any Portfolio.

                  Under the terms of the Management Agreement, the Investment Manager will pay the compensation of all personnel of the Fund, except the fees of Directors of the Fund who are not employees or affiliated persons of the Investment Manager. The Investment Manager will make available to the Portfolios such of the Investment Manager's members, officers and employees as are reasonably necessary for the operations of each Portfolio, or as may be duly elected officers or directors of the Fund. Under the Management Agreement, the Investment Manager also pays each Portfolio's office rent and provides investment advisory research and statistical facilities and all clerical services relating to research, statistical and investment work. The Investment Manager, including its employees who serve the Portfolios, may render investment advice, management and other services to other clients.

                  As compensation for its services, the Fund has agreed to pay the Investment Manager an investment management fee, accrued daily and payable monthly, at the annual rates set forth below as a percentage of the average daily net asset value of the relevant Portfolio:


                                                      MANAGEMENT FEE
PORTFOLIO                                                 RATE
------------------------------------------    --------------------------------
Equity Portfolio                                          .75%
Small Cap Portfolio                                       .75
International Equity Portfolio                            .75
International Equity Select Portfolio                     .85
International Small Cap Portfolio                         .75
Emerging Markets Portfolio                               1.00
Strategic Yield Portfolio                                 .75

                  For the fiscal year ending December 31, 2003, the Investment Manager has agreed to waive its management fees or otherwise bear the expenses of the following Portfolios to the extent the aggregate expenses of a Portfolio exceed the percentage of the value of the Portfolio's average daily net assets set forth opposite the Portfolio's name:



PORTFOLIO                             MAXIMUM TOTAL PORTFOLIO OPERATING EXPENSES
----------------------------------    ------------------------------------------
Equity Portfolio                                         1.25%
Small Cap Portfolio                                      1.25
International Equity Portfolio                           1.25
Emerging Markets Portfolio                               1.60

                  For the fiscal years ended December 31, 2000, 2001 and 2002, the management fees payable by each Portfolio, the amounts waived by the Investment Manager and the net fees paid to the Investment Manager were as follows:

                                           FEE PAYABLE FOR             FEE PAYABLE FOR         FEE PAYABLE FOR
                                          FISCAL YEAR ENDED           FISCAL YEAR ENDED       FISCAL YEAR ENDED
PORTFOLIO                                 DECEMBER 31, 2000           DECEMBER 31, 2001       DECEMBER 31, 2002
-------------------                      -------------------          ------------------     ------------------
Equity Portfolio                         $      17,496                $      37,406            $      33,331
Small Cap Portfolio                             52,102                      199,657                  394,179
International Equity  Portfolio                109,776                      189,914                  302,445
Emerging Markets Portfolio                      50,978                       51,303                   76,003

                                                                    REDUCTION IN FEE FOR     REDUCTION IN FEE FOR
                                     REDUCTION IN FEE FOR FISCAL      FISCAL YEAR ENDED       FISCAL YEAR ENDED
PORTFOLIO                           YEAR ENDED DECEMBER 31, 2000      DECEMBER 31, 2001       DECEMBER 31, 2002
-------------------                 ----------------------------      ------------------     ------------------
Equity Portfolio                         $      17,285                $      80,770        $          91,983
Small Cap Portfolio                             43,655                       91,649                   86,828
International Equity Portfolio                  86,385                      156,553                  157,884
Emerging Markets Portfolio                      50,978                      115,188                  157,845


                                                                      NET FEE PAID FOR         NET FEE PAID FOR
                                    NET FEE PAID FOR FISCAL YEAR      FISCAL YEAR ENDED       FISCAL YEAR ENDED
PORTFOLIO                              ENDED DECEMBER 31, 2000        DECEMBER 31, 2001       DECEMBER 31, 2002
-------------------                 ----------------------------      ------------------     ------------------
Equity Portfolio                            $      211               $      (43,364)          $      (58,652)
Small Cap Portfolio                              8,447                      108,008                  307,351
International Equity  Portfolio                 23,391                       33,361                  144,561
Emerging Markets Portfolio                          -0-                     (63,885)                 (81,842)

                  The Management Agreement provides that each Portfolio pays all of its expenses that are not specifically assumed by the Investment Manager. Expenses attributable to each Portfolio will be charged against the assets of that Portfolio. Other expenses of the Fund will be allocated among the Portfolios in a manner which may, but need not, be proportionate in relation to the net assets of each Portfolio. Expenses payable by each of the Portfolios include, but are not limited to, brokerage and other expenses of executing portfolio transactions; legal, auditing or accounting expenses; trade association dues; taxes or governmental fees; the fees and expenses of any person providing administrative services to the Fund; the fees and expenses of the custodian and transfer agent of the Fund; clerical expenses of issue, redemption or repurchase of shares of the Portfolio; the expenses and fees for registering and qualifying securities for sale; the fees of Directors of the Fund who are not employees or affiliated persons of the Investment Manager or its affiliates; travel expenses of all Directors, officers and employees; insurance premiums; and the cost of preparing and distributing reports and notices to shareholders. In addition, shares of each Portfolio are subject to an annual distribution and servicing fee.

See "Distribution and Servicing Plan." As to each Portfolio, the Management Agreement is subject to annual approval by (i) the Fund's Board of Directors or
(ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the relevant Portfolio, provided that in either event the continuance also is approved by a majority of the Independent Directors of the Fund or the Investment Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Portfolio, the Management Agreement is terminable without penalty, on 60 days' notice, by the Fund's Board of Directors or by vote of the holders of a majority of the shares of such Portfolio, or, upon not less than 90 days' notice, by the Investment Manager. The Management Agreement will terminate automatically, as to the relevant Portfolio, in the event of its assignment (as defined in the 1940 Act). The Management Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Investment Manager, or of reckless disregard of its obligations thereunder, the Investment Manager shall not be liable for any action or failure to act in accordance with its duties thereunder.

                  In approving the current Management Agreement, the Directors reviewed an independent report from Lipper Inc. designed to compare contractual and actual management fees, operating expense components and total return performance of the Portfolios to relevant peer groups of mutual funds. The Directors also considered a number of other factors, including: the nature, quality and scope of the services provided by the Investment Manager; the Portfolios' total return performance compared to benchmark indices; the investment management expertise of the Investment Manager in respect of the Portfolios' investment strategies; the investment philosophy and investment approach as applied to the Portfolios by the Investment Manager; the personnel, resources, technology utilization, business reputation, financial condition and experience of the Investment Manager; fee waivers and expense reimbursements by the Investment Manager; the Investment Manager's profit margin in providing services under the Management Agreement; the relationship between the fees paid to the Investment Manager under the Management Agreement and the Fund's Distribution and Servicing Plan; and benefits that accrue to the Investment Manager or its affiliates by virtue of their relationship with the Fund, including the benefits of brokerage relationships with affiliates of the Investment Manager and any research and similar service arrangements with brokers who execute transactions on behalf of a Portfolio. After having the opportunity to request and review such additional information as they deemed necessary, the Directors concluded that approval of the Management Agreement was in the best interests of each Portfolio and its shareholders.


ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT


                  The Fund has entered into an administrative agreement with State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, to provide certain administrative services to the Portfolios. Each Portfolio bears the cost of such services at a fixed annual rate of $37,500, plus 0.02% of average daily net assets up to $1 billion and 0.01% of average daily net assets over $1 billion. Through February 2002, State Street waived one half of the $37,500 fixed annual rate for all Portfolios. Beginning March 2002, State Street agreed to waive one half of the $37,500 fixed annual rate for each of the Equity and Emerging Markets Portfolios until each Portfolio's net assets reach $25 million.


                  State Street also acts as the Fund's custodian. As the Fund's custodian, State Street, among other things, maintains a custody account or accounts in the name of each Portfolio; receives and delivers all assets for each Portfolio upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of each Portfolio and disburses the

Portfolio's assets in payment of its expenses. The custodian does not determine the investment policies of any Portfolio or decide which securities any Portfolio will buy or sell.

                  Boston Financial Data Services, Inc. ("BFDS") is the Fund's transfer and dividend disbursing agent. Under a transfer agency agreement with the Fund, BFDS arranges for the maintenance of shareholder account records for each Portfolio, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, BFDS receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month and is reimbursed for certain out-of-pocket expenses.

DISTRIBUTOR


                  Lazard serves as the distributor of each Portfolio's shares and conducts a continuous offering pursuant to a "best efforts" arrangement. As the distributor, it accepts purchase and redemption orders for Portfolio shares. In addition, the distribution agreement obligates Lazard to pay certain expenses in connection with the offering of Portfolio shares. After the prospectuses and periodic reports have been prepared, set in type and mailed to shareholders, Lazard also will pay for any printing and distribution of copies thereof used in connection with the offering to prospective investors.


                        DETERMINATION OF NET ASSET VALUE


                  Net asset value per share of each Portfolio is determined by State Street for the Fund on each day the New York Stock Exchange is open for business. The New York Stock Exchange is ordinarily closed on the following national holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Net asset value per share is determined by dividing the value of the total assets of the Portfolio represented, less all liabilities, by the total number of Portfolio shares outstanding.

                  Market values for securities listed on the New York Stock Exchange ("NYSE"), NASDAQ national market or other U.S. exchanges or markets are generally based on the last reported sales price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the closing bid price. The NASDAQ Official Closing Price may be used instead of the last reported sales price in certain instances. Options on stock and stock indices traded on national securities exchanges are valued as of the close of options trading on such exchanges (which is normally 4:10 p.m., Eastern time). Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Securities listed on foreign exchanges are valued at the last reported sales price; securities not traded on the valuation date are valued at the last quoted bid price.

                  Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers' quotations. Mortgage-backed securities issued by certain government-related organizations are valued using pricing services or brokers' quotations based on a matrix system which considers such factors as other security prices, yields and maturities. Debt securities maturing in 60 days or less are valued at amortized cost, except where to do so would not accurately reflect their fair value, in which case such securities are valued at fair value as determined under the supervision of the Board of Directors.

                  Securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Directors.

                  Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets ordinarily is completed well before the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which the net asset value of a Portfolio is not calculated. Each Portfolio calculates net asset value per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the New York Stock Exchange once on each day on which the New York Stock Exchange is open. Such calculation may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events materially affecting the value of such securities occur between the time when their price is determined and the time when the Portfolio's net asset value is calculated, such securities will be valued at fair value as determined in good faith in accordance with procedures approved by the Board of Directors.


                             PORTFOLIO TRANSACTIONS

GENERAL


                  Subject to the supervision of the Board of Directors, the Investment Manager is primarily responsible for the investment decisions and the placing of portfolio transactions for each Portfolio. In arranging for the Portfolios' securities transactions, the Investment Manager is primarily concerned with seeking best execution, which is considered to be the most favorable combination of price and quantity that can be traded at a point in time given, among other factors, the liquidity, market conditions, and required urgency of execution. In choosing broker-dealers, the Investment Manager considers all relevant factors, including but not limited to: the ability of a broker-dealer to provide a prompt and efficient agency execution; the ability and willingness of a broker-dealer to facilitate the transactions by acting as principal and going at risk for its own accounts; the ability of a broker-dealer to provide accurate and timely settlement of the transaction; the Investment Manager's knowledge of the negotiated commission rates currently available and other current transactions costs; the clearance and settlement capabilities of the broker; the Investment Manager's knowledge of the financial condition of the broker or dealer selected; and any other matter relevant to the selection of a broker-dealer.


                  In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

                  To the extent consistent with applicable provisions of the 1940 Act and the rules adopted by the Commission thereunder, the Fund's Board of Directors has determined that securities transactions for a Portfolio may be executed through the Distributor if, in the judgment of the Investment Manager, the use of the Distributor is likely to result in price and execution at least as favorable as those of other qualified brokers or dealers, and if, in the transaction, the Distributor charges the Portfolio a rate consistent with that charged to comparable unaffiliated customers in similar transactions.


                  Purchase and sale orders for securities held by a Portfolio may be combined with those for other Portfolios in the interest of the most favorable net results for all. In some cases, this policy may adversely affect the price paid or received by an account, or the size of the position obtained or liquidated. When the Investment Manager determines that a particular security should be bought for or sold by more than one Portfolio, the Investment Manager undertakes to allocate those transactions between the participants equitably.


                  IPO ALLOCATIONS. (Small Cap and International Small Cap Portfolios) Under the Investment Manager's trade allocation procedures applicable to domestic and foreign initial and secondary public offerings and Rule 144A transactions (collectively herein "IPO"), the number of shares allocated to one or both Portfolios and other accounts managed by the Investment Manager will be determined based on various factors including the extent to which an account is considered relatively underweighted in a security, the extent to which the size of an allocation of IPO securities would represent a meaningful position for such account and any other factors that may be lawfully considered in allocating IPO shares among accounts. It is often difficult for the Investment Manager to obtain a sufficient number of IPO shares to provide a full allocation to each account.

                  The Portfolios listed below held securities of their regular brokers or dealers during the fiscal year ended December 31, 2002:

                                                                                  VALUE ON DECEMBER 31, 2002
PORTFOLIO                                    BROKER/DEALER                                (IN $000S)
----------------------------    ----------------------------------------     --------------------------------------
Equity Portfolio                Citigroup, Inc.                                           $    93
                                Merrill Lynch & Co., Inc.                                      42

Small Cap Portfolio             State Street Corporation                                    2,503

International Equity
  Portfolio                     State Street Corporation                                    2,132
                                UBS AG                                                      1,098
                                ABN AMRO Holding NV                                           783
                                Credit Suisse Group                                           239

Emerging Markets
  Portfolio                     State Street Corporation                                       62

RESEARCH AND STATISTICAL INFORMATION

                  Consistent with the requirements of best execution, brokerage commissions on a Portfolio's transactions may be paid to brokers in recognition of investment research and information furnished as well as for brokerage and execution services provided by such brokers. The Investment Manager may in its discretion cause accounts to pay such broker-dealers a commission for effecting a portfolio transaction in excess of the amount of commission another broker or dealer adequately qualified to effect such transaction would have charged for effecting that transaction. This may be done where the Investment Manager has determined in good faith that such commission is reasonable in relation to the value of the brokerage and/or research to that particular transaction or to the Investment Manager's overall responsibilities with respect to the accounts as to which it exercises investment discretion.

                  The Investment Manager receives a wide range of research (including proprietary research) and brokerage services from brokers. These services include information on the economy, industries, groups of securities, and individual companies; statistical information; technical market action, pricing and appraisal services; portfolio management computer services (including trading and settlement systems); risk management analysis; and performance analysis. Broker-dealers may also supply market quotations to the Fund's custodian for valuation purposes. The Investment Manager may place orders with broker-dealers (1) based upon their sale of shares of the Fund or other funds advised by the Investment Manager or its affiliates or (2) who provides services to the Fund at no fee or a reduced fee.

                  Any research received in respect of a Portfolio's brokerage commission may be useful to the Portfolio, but also may be useful in the management of the account of another client of the Investment Manager. Similarly, the research received for the commissions of such other client may be useful for the Portfolio.

BROKERAGE COMMISSIONS


                  In connection with its portfolio securities transactions for the fiscal years ended December 31, 2000, 2001 and 2002, each Portfolio indicated below paid brokerage commissions as follows:

YEAR ENDED DECEMBER 31, 2000

                                                                                                  PERCENTAGE OF TOTAL
                                                             AMOUNT OF          PERCENTAGE OF          BROKERAGE
                                       TOTAL                 BROKERAGE         TOTAL BROKERAGE       TRANSACTIONS
                               BROKERAGE COMMISSIONS     COMMISSIONS PAID     COMMISSIONS PAID     EFFECTED THROUGH
PORTFOLIO                              PAID                 TO LAZARD            TO LAZARD              LAZARD
----------                     ----------------------    ----------------     ----------------    -------------------
Equity Portfolio               $      4,078              $     2,523               61.87%                57.87%
Small Cap Portfolio                  24,732                      800                3.23                  3.77
International Equity
  Portfolio                          37,173                      283                0.76                  2.94
Emerging Markets Portfolio           16,448                       41                0.25                  0.47


YEAR ENDED DECEMBER 31, 2001

                                                                                                      PERCENTAGE OF
                                                               AMOUNT OF          PERCENTAGE OF      TOTAL BROKERAGE
                                             TOTAL             BROKERAGE         TOTAL BROKERAGE      TRANSACTIONS
                                           BROKERAGE        COMMISSIONS PAID    COMMISSIONS PAID    EFFECTED THROUGH
PORTFOLIO                              COMMISSIONS PAID        TO LAZARD            TO LAZARD            LAZARD
----------                         ----------------------   ----------------    ----------------    -------------------
Equity Portfolio                       $     18,075         $      6,426              35.55%               36.90%
Small Cap Portfolio                          58,718                2,060               3.51                 2.90
International Equity Portfolio               74,074                   --                --                   --
Emerging Markets Portfolio                   16,485                   --                --                   --

YEAR ENDED DECEMBER 31, 2002


                                                                                                      PERCENTAGE OF
                                                               AMOUNT OF          PERCENTAGE OF      TOTAL BROKERAGE
                                             TOTAL             BROKERAGE         TOTAL BROKERAGE      TRANSACTIONS
                                           BROKERAGE        COMMISSIONS PAID    COMMISSIONS PAID    EFFECTED THROUGH
PORTFOLIO                              COMMISSIONS PAID        TO LAZARD            TO LAZARD            LAZARD
---------                              ----------------     ----------------    ----------------    ----------------
Equity Portfolio                         $   11,773                   --              --                    --
Small Cap Portfolio                         243,040                   --              --                    --
International Equity Portfolio               97,501                   --              --                    --
Emerging Markets Portfolio                   25,273                   --              --                    --

                  The aggregate amount of transactions during the fiscal year ended December 31, 2002 in securities effected on an agency basis through a broker for, among other things, research services, and the commissions and concessions related to such transactions were as follows:

PORTFOLIO                                          TRANSACTION AMOUNT           COMMISSIONS AND CONCESSIONS
---------                                          ------------------           ---------------------------
Equity Portfolio                                      $  8,039,249                       $ 11,773
Small Cap Portfolio                                    118,751,201                        243,040
International Equity Portfolio                          56,714,721                         97,501
Emerging Markets Portfolio                              10,238,406                         25,273


                            BUYING AND SELLING SHARES

                  GENERAL. INDIVIDUALS MAY NOT PLACE PURCHASE ORDERS DIRECTLY WITH THE FUND. INDIVIDUALS SHOULD CONSULT A PARTICIPATING INSURANCE COMPANY OR A FINANCIAL INTERMEDIARY FOR INFORMATION ON THE PURCHASE OF PORTFOLIO SHARES. THE FUND DOES NOT ISSUE SHARE CERTIFICATES.

                  Portfolio shares may be purchased and redeemed at any time by the separate accounts of the Participating Insurance Companies. Individuals may not place purchase or redemption orders directly with the Fund. The value of shares redeemed may be more or less than their original cost, depending on the Portfolio's then-current net asset value.


                  The Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Participating Insurance Company of a redemption request in proper form, except as provided by the rules of the Commission.


                  REDEMPTION COMMITMENT. The Fund has committed to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of a Portfolio's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Commission. In the case of requests for redemption in excess of such amount, the Fund's Board of Directors reserves the right to make payments in whole or in part in portfolio securities or other assets of the Portfolio in cases of emergency, or at any time that the Investment Manager believes a cash distribution would impair the liquidity of the Portfolio to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Portfolio's investments are valued. If the recipient sold such securities, brokerage charges might be incurred.

                  SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended, or the date of payment postponed: (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings); (b) when trading in the markets the Portfolio ordinarily utilizes is restricted, or when an emergency exists as determined by the Commission so that disposal of the Portfolio's investments or determination of its net asset value is not reasonably practicable; or (c) for such other periods as the Commission by order may permit to protect the Portfolio's shareholders.

                         DISTRIBUTION AND SERVICING PLAN


                  Portfolio Shares are subject to a Distribution and Servicing Plan adopted by the Fund's Board of Directors pursuant to Rule 12b-1 (the "Rule") adopted by the Commission under the 1940 Act which provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. Pursuant to the Distribution and Servicing Plan, the Fund pays Lazard for advertising, marketing and distributing each Portfolio's shares and for the provision of certain services to the holders of shares, a fee at the annual rate of .25% of the Portfolio's average daily net assets. Lazard may make payments to Participating Insurance Companies for providing these services to Policy owners, or to certain financial institutions, securities dealers and other industry professionals for providing these services to Policy owners. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The fee payable for such services is intended to be a "service fee" as defined in Conduct Rules of the NASD. Depending on a Participating Insurance Company's corporate structure and applicable state law, Lazard may make payments to the Participating Insurance Company's affiliated broker-dealer or other affiliated company rather than the Participating Insurance Company itself. From time to time, Lazard may defer or waive receipt of fees under the Distribution and Servicing Plan while retaining the ability to be paid by the Fund under the Distribution and Servicing Plan thereafter. The fees payable under the Distribution and Servicing Plan are payable without regard to actual expenses incurred. The Fund's Board of Directors believes that there is a reasonable likelihood that the Distribution and Servicing Plan will benefit each Portfolio and its shareholders.

                  A quarterly report of the amounts expended under the Distribution and Servicing Plan, and the purposes for which such expenditures were incurred, must be made to the Board of Directors for its review. The Distribution and Servicing Plan provides that it may not be amended to increase materially the costs which holders of shares of a Portfolio may bear without such shareholders' approval and that other material amendments of the Distribution and Servicing Plan must be approved by the Board of Directors and by the Independent Directors of the Fund and have no direct or indirect financial interest in the operation of the Distribution and Servicing Plan or in any agreements entered into in connection with the Distribution and Servicing Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Distribution and Servicing Plan is subject to annual approval by such vote cast in person at a meeting called for the purpose of voting on the Distribution and Servicing Plan. As to each Portfolio, the Distribution and Servicing Plan may be terminated at any time by vote of a majority of the Independent Directors and who have no direct or indirect financial interest in the operation of the Distribution and Servicing Plan or in any agreements entered into in connection with the Distribution and Servicing Plan, or by vote of the holders of a majority of such Portfolio's shares.

                  For the fiscal year ended December 31, 2002, the Portfolios paid Lazard the amounts set forth below under the Distribution and Servicing
Plan:

                                                     AMOUNT PAID TO LAZARD
                                                UNDER DISTRIBUTION AND SERVICING
                                                     PLAN FOR FISCAL PERIOD
PORTFOLIO                                           ENDED DECEMBER 31, 2002
---------                                       --------------------------------
Equity Portfolio                                        $    11,110
Small Cap Portfolio                                         131,393
International Equity Portfolio                              100,815
Emerging Markets Portfolio                                   19,001


                           DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------


                  The Fund intends to declare as a dividend on the outstanding shares of Strategic Yield Portfolio substantially all of the Portfolio's net investment income at the close of each business day to shareholders of record as of the close of regular trading on the NYSE. Net investment income for a Saturday, Sunday or holiday will be included in the dividend declared on the previous business day. Dividends declared on shares of Strategic Yield Portfolio ordinarily will be paid on the last business day of each month. Shareholders who redeem all their shares of the Portfolio prior to a dividend payment date will receive, in addition to the redemption proceeds, any dividends that are declared but unpaid through the date of their redemption. Shareholders who redeem only a portion of their shares will receive all dividends declared but unpaid on those shares on the next dividend payment date.

                  Dividends from net investment income on Equity, Small Cap, International Equity, International Equity Select, International Small Cap and Emerging Markets Portfolios generally will be declared and paid at least annually, and may be declared and paid more frequently.

                  Investment income for a Portfolio includes, among other things, interest income, accretion of market and original issue discount and amortization of premium and, in the case of Equity, Small Cap, International Equity, International Equity Select, International Small Cap and Emerging Markets Portfolios, would include dividends.


                  With respect to all of the Portfolios, net realized capital gains, if any, will be distributed at least annually, and may be declared and paid more frequently. If a dividend check mailed to a shareholder who elected to receive dividends and/or capital gain distributions in cash is returned as undeliverable by the postal or other delivery service, such shareholder's distribution option automatically will be converted to all dividends and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

                                    TAXATION


                  Management believes that each Portfolio (except for International Equity Select, International Small Cap and Strategic Yield Portfolios, which have not commenced operations as of the date of this Statement of Additional Information) has qualified for the most recent fiscal year as a "regulated investment company" under Subchapter M of the Code. It is intended that each such Portfolio will continue to so qualify as a regulated investment company if such qualification is in the best interests of its shareholders. Each Portfolio will be treated as a separate entity for tax purposes and thus the provisions of the Code applicable to regulated investment companies generally will be applied to each Portfolio separately, rather than to the Fund as a whole. As a regulated investment company, a Portfolio will pay no federal income tax on net investment income and net realized securities gains to the extent that such income and gains are distributed to shareholders in accordance with applicable provisions of the Code. To qualify as a regulated investment company, the Portfolio must distribute at least 90% of its net income (consisting of net investment income and net short-term capital gain) to its shareholders and meet certain asset diversification and other requirements. If the Portfolio did not qualify as a regulated investment company, it would be treated, for tax purposes, as an ordinary corporation subject to federal income tax. The term "regulated investment company" does not imply the supervision of management of investment practices or policies by any government agency.


                  Each Portfolio intends to comply with the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. These requirements place certain limitations on the proportion of each Portfolio's assets that may be represented by any single investment (which includes all securities of the same issuer). For purposes of section 817(h), all securities of the same issuer, all interests in the same real property project, and all interest in the same commodity are treated as a single investment. In addition, each U.S. Government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered securities issued by the same issuer.

                  Generally, a regulated investment company must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax. However, the excise tax does not apply to a fund whose only shareholders are certain tax exempt trusts or segregated asset accounts of life insurance companies held in connection with variable contracts. In order to avoid this excise tax, each Portfolio intends to qualify for this exemption or to make its distributions in accordance with the calendar year.

                  Investment by a Portfolio in securities issued or acquired at a discount, or providing for deferred interest or for payment of interest in the form of additional obligations, could under special tax rules affect the amount, timing and character of distributions to shareholders by causing the Portfolio to recognize income prior to the receipt of cash payments. For example, the Portfolio could be required each year to accrue a portion of the discount (or deemed discount) at which the securities were issued and to distribute such income in order to maintain its qualification as a regulated investment company. In such case, the Portfolio may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy the distribution requirements.


                  If a Portfolio fails to qualify as a regulated investment company, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, distributions to its shareholders will be taxed as ordinary dividend income to the extent of such Portfolio's available earnings and profits, and Policy owners could lose the benefit of tax deferral on distributions made to the separate accounts of Participating Insurance Companies. Similarly, if a Portfolio failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, Policy owners could be subject to current tax on distributions made to the separate accounts of Participating Insurance Companies.

                  Income received by a Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance, since the amount of each Portfolio's assets to be invested in various countries is not known.

                  Certain Portfolios may invest in an entity that is classified as a "passive foreign investment company" ("PFIC") for federal income tax purposes, the operation of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes on the Portfolios. In addition, gain realized from the sale or other disposition of PFIC securities may be treated as ordinary income.

                  The foregoing is only a general summary of some of the important federal income tax considerations generally affecting the Portfolios and their shareholders. No attempt is made to present a complete explanation of the federal tax treatment of the Portfolios' activities or to discuss state and local tax matters affecting the Portfolios. Policy owners are urged to consult their own tax advisers for more detailed information concerning tax implications of investments in the Portfolios. For more information concerning the federal income tax consequences, Policy owners should refer to the prospectus for their Policies.


                             PERFORMANCE INFORMATION

                  Average annual total return is calculated by determining the ending redeemable value of an investment purchased with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and distributions), dividing by the amount of the initial investment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result.


                  The average annual total return for the indicated Portfolios and periods ended December 31, 2002 was as follows:

                                                                 AVERAGE ANNUAL TOTAL RETURNS
                                                                      FOR PERIODS ENDED
                                                                      DECEMBER 31, 2002
                                                        --------------------------------------------------
PORTFOLIO                                                 1-YEAR                           SINCE INCEPTION
------------------------------                           --------                          ---------------
Equity Portfolio                                         (16.25)%                             (1.53)%(1)
Small Cap Portfolio                                      (17.68)                               3.35(2)
International Equity Portfolio                           (10.71)                              (4.06)(3)
Emerging Markets Portfolio                                (1.50)                              (5.37)(2)


------------
Inception dates:
(1) March 18, 1998.
(2) November 4, 1997.
(3) September 1, 1998.

                  Total return is calculated by subtracting the amount of the relevant Portfolio's net asset value per share at the beginning of a stated period from the net asset value per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period), and dividing the result by the net asset value per share at the beginning of the period.


                  Total return (not annualized) for the indicated Portfolios from inception through December 31, 2002 was as follows:

                                                           TOTAL RETURNS THROUGH
PORTFOLIO                                                    DECEMBER 31, 2002
---------------                                            ---------------------
Equity Portfolio                                                   (7.14)%(1)
Small Cap Portfolio                                                18.55(2)
International Equity Portfolio                                    (16.44)(3)
Emerging Markets Portfolio                                        (24.80)(2)


------------
Inception dates:
(1) March 18, 1998.
(2) November 4, 1997.
(3) September 1, 1998.


                  Current yield is computed pursuant to a formula which operates as follows: The amount of Strategic Yield Portfolio's expenses accrued for the 30-day period (net of reimbursements) is subtracted from the amount of the dividends and interest earned (computed in accordance with the regulatory requirements) by the Portfolio during the period. That result is then divided by the product of: (a) the average daily number of the Portfolio's shares outstanding during the period that were entitled to receive dividends, and (b) the net asset value per share on the last day of the period less any undistributed earned income per share reasonably expected to be declared as a dividend shortly thereafter. The quotient is then added to 1, and that sum is raised to the 6th power, after which 1 is subtracted. The current yield is then arrived at by multiplying the result by 2.

                  A Portfolio's yield and total return are not fixed and will fluctuate in response to prevailing market conditions or as a function of the type and quality of the securities held by such Portfolio, its average portfolio maturity and its expenses. Yield and total return information is useful in reviewing a Portfolio's performance and such information may provide a basis for comparison with other investments but such information may not provide a basis for comparison with certificates of deposit, which pay a fixed rate of return, or money market funds, which seek a stable net asset value. Investment return and principal value of an investment in a Portfolio will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                  No performance data is provided for International Equity Select, International Small Cap and Strategic Yield Portfolio, which had not commenced operations as of the date of this Statement of Additional Information.


                  The effective yield and total return for a Portfolio should be distinguished from the rate of return of a corresponding sub-account or investment division of a separate account of a Participating Insurance Company, which rate will reflect the deduction of additional charges, including mortality and expense risk charges, and will therefore be lower. Policy owners should consult the prospectus for their Policy.


                  Calculations of the Portfolios' performance information may reflect absorbed expenses pursuant to any undertaking that may be in effect. Comparative performance information may be used from time to time in advertising or marketing a Portfolio's shares, including data from Lipper Analytical Services, Inc., Money Magazine, Morningstar, Inc., Value Line Mutual Fund Survey and other industry publications and indices. From time to time, advertising materials for a Portfolio may refer to or discuss then-current or past economic or financial conditions, developments and/or events. From time to time, advertising materials for a Portfolio also may refer to Morningstar or Lipper ratings and related analyses supporting a rating, and may refer to, or include, biographical information relating to and commentary by the Portfolio's portfolio managers relating to their investment strategy, asset growth of the Portfolio, current or past business, political, economic or financial conditions and other matters of general interest to shareholders.


                    INFORMATION ABOUT THE FUND AND PORTFOLIOS


                  As of April 7, 2003, the following shareholders owned 5% or more of the indicated Portfolio's outstanding shares:


                                                             PERCENTAGE OF TOTAL
NAME AND ADDRESS                                              SHARES OUTSTANDING
----------------                                             -------------------


EQUITY PORTFOLIO
Conseco Variable Insurance Co.                                       47%
Attn: Separate Accts.
11825 N. Pennsylvania Street
Carmel, IN  46032

                                                             PERCENTAGE OF TOTAL
NAME AND ADDRESS                                              SHARES OUTSTANDING
----------------                                             -------------------
CNA Insurance/Valley Forge Life                                      39%
Attn: Investment Products
100 CNA Drive
Nashville, TN  37214

Lazard Freres & Co. LLC                                               5%
Attn: Matt Davis
30 Rockefeller Plaza
New York, NY  10112

SMALL CAP PORTFOLIO

The Ohio National Life Insurance Co.                                 54%
Ohio National Financial Services
P.O. Box 237 Cincinnati, OH 45201

Conseco Variable Insurance Co.                                       30%
Attn: Separate Accts.
11825 N. Pennsylvania Street
Carmel, IN  46032

CNA Insurance/Valley Forge Life                                      10%
Attn:  Investment Products
100 CNA Drive
Nashville, TN  37214

INTERNATIONAL EQUITY PORTFOLIO

IDS Life Insurance Co.                                               39%
1IP
229 AXP Financial Center
Unit 229
Minneapolis, MN  55474

IDS Life Insurance Co.                                               37%
229 AXP Financial Center
Unit 229
Minneapolis,  MN 55474

IDS Life Insurance Co.                                               13%
AC FIP
229 AXP Financial Center
Unit 229
Minneapolis, MN  55474

EMERGING MARKETS PORTFOLIO


The Ohio National Life Insurance Co.                                 83%
Ohio National Financial Services
P.O. Box 237 Cincinnati, OH 45201

Lincoln Benefit Life                                                 13%
Nebraska Service Center
P.O. Box 80469 Lincoln, NE 68501

                  A shareholder who beneficially owns, directly or indirectly, more than 25% of the Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund. The Fund does not believe that the shareholders listed above are the beneficial owners of such shares.


                  Generally, all shares have equal voting rights and will be voted in the aggregate. As used in this Statement of Additional Information, the vote of a majority of the outstanding voting securities means, with respect to the Fund or a Portfolio, the vote of the lesser of (i) 67% of the shares represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund or Portfolio, as the case may be, are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund or Portfolio, as the case may be. Shareholders are entitled to one vote for each full share held, and fractional votes for fractional shares held.

                  Shareholders are not entitled to any preemptive, subscription or conversion rights and are freely transferable. All shares, when issued and paid for in accordance with the terms of the offering, will be fully paid and non-assessable by the Fund. Each share of a Portfolio is entitled to such dividends and distributions out of the income earned on the assets belonging to that Portfolio as are declared in the discretion of the Fund's Board of Directors. In the event of the liquidation of a Portfolio, shares of the Portfolio are entitled to receive the assets of that Portfolio that are available for distribution.


                  Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Directors or the appointment of independent auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Director from office. Shareholders may remove a Director by the affirmative vote of two-thirds of the Fund's outstanding voting shares. In addition, the Board of Directors will call a meeting of shareholders for the purpose of electing Directors if, at any time, less than a majority of the Directors then holding office have been elected by shareholders.


                  The Fund is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. For certain matters shareholders vote together as a group; as to others they vote separately by portfolio.

                  To date, the Board of Directors has authorized the creation of seven Portfolios of shares. All consideration received by the Fund for shares of one of the Portfolios, and all assets in which such consideration is invested, will belong to that Portfolio (subject only to the rights of creditors of the Fund) and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, one Portfolio would be treated separately from those of the other Portfolios. The Fund has the ability to create, from time to time, new series without shareholder approval.


                  Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Fund, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by such matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of such portfolio. The Rule exempts the selection of independent auditors and the election of Directors from the separate voting requirements of the rule.


                  Each Portfolio will send annual and semi-annual financial statements to its shareholders.

                        COUNSEL AND INDEPENDENT AUDITORS

                  Legal matters in connection with the issuance of the shares of the Fund offered hereby will be passed upon by Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, NY 10038-4982.

                  Anchin, Block & Anchin LLP, 1375 Broadway, New York, NY 10018, are the independent auditors for the Fund.

                             ADDITIONAL INFORMATION

                  The Fund's Registration Statement, including the Prospectuses, the Statement of Additional Information and the exhibits filed therewith, may be examined at the office of the Commission in Washington, D.C. Statements contained in the Prospectuses or this Statement of Additional Information as to the content of any contract or other document referred to herein or in the Prospectuses are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                    APPENDIX

                                Rating Categories

         Description of certain ratings assigned by S&P and Moody's:

S&P

LONG-TERM

AAA
An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, AND C
Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C
A subordinated debt or preferred stock obligation rated 'C' is currently highly vulnerable to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D
An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

R
The symbol 'r' is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk--such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

N.R.
The designation 'N.R.' indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

Note: The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign designation to show relative standing within the major rating categories.

SHORT-TERM

A-1
A short-term obligation rated 'A-1' is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are given a plus sign (+) designation. This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated 'B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet is financial commitment on the obligation.

C
A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D
A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

MOODY'S

LONG-TERM

AAA
Bonds rated 'Aaa' are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA
Bonds rated 'Aa' are judged to be of high quality by all standards. Together with the 'Aaa' group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in 'Aaa' securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the 'Aaa' securities.

A
Bonds rated 'A' possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA
Bonds rated 'Baa' are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA
Bonds rated 'Ba' are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B
Bonds rated 'B' generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA
Bonds rated 'Caa' are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA
Bonds rated 'Ca' represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C
Bonds rated 'C' are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from 'Aa' through 'Caa'. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

PRIME RATING SYSTEM (SHORT-TERM)

Issuers rated PRIME-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                  Leading market positions in well-established industries.

                  High rates of return on funds employed.

                  Conservative capitalization structure with moderate reliance on debt and ample asset protection.

                  Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

                  Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated PRIME-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated PRIME-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

                         LAZARD RETIREMENT SERIES, INC.
                            PART C. OTHER INFORMATION

Item 23    Exhibits

           (a)(1)     Articles of Incorporation(1)

           (a)(2)     Articles of Amendment(1)

           (a)(3)     Articles Supplementary(2)

           (b)        By-Laws, as amended(1)

           (d)        Investment Management Agreement, as revised

           (e)        Distribution Agreement, as revised(2)

           (g)        Custodian Contract

           (h)(1)     Administration Agreement(1)

           (h)(2)     Form of Fund Participation Agreement, as revised(3)

           (h)(3)     Transfer Agency Agreement

           (h)(4)     Amendment to Revised Transfer Agent and Services Agreement

           (i)        Opinion and Consent of Counsel(1)

           (j)        Consent of Independent Auditors

           (m)(1)     Distribution and Servicing Plan, as revised(2)

           (m)(2)     Form of Distribution and Servicing Plan Agreement(3)

           (p)        Code of Ethics(4)

                      Other Exhibits:


                      Power of Attorney of Board Members dated April 9, 2003


----------

1. Incorporated by reference from Registrant's Pre-Effective Amendment No. 1 filed with the Securities and Exchange Commission (the "SEC") on May 19, 1997.

2. Incorporated by reference from Registrant's Post-Effective Amendment No. 9 filed with the SEC on April 30, 2001.

3. Incorporated by reference from Registrant's Post-Effective Amendment No. 10 filed with the SEC on April 30, 2002.

4. Incorporated by reference from Registrant's Post-Effective Amendment No. 5 filed with the SEC on August 15, 2000.


Item 24.   Persons Controlled by or under Common Control with Registrant.

           None.

Item 25.   Indemnification.

         Reference is made to Article NINTH of Registrant's Articles of Incorporation filed as Exhibit (a) and to Section 2-418 of the Maryland General Corporation Law. The application of these provisions is limited by Article VIII of Registrant's By-Laws filed as Exhibit (b) and by the following undertaking set forth in the rules promulgated by the SEC:

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

         Reference also is made to the Investment Management Agreement and the Distribution Agreement filed as Exhibits (d) and (e), respectively.

Item 26.   Business and Other Connections of Investment Advisers.

         The description of the Investment Manager under the Captions "Fund Management" in the Prospectus and "Management" in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement is incorporated by reference herein. Registrant is fulfilling the requirement of this Item 26 to provide a list of the officers and directors of Lazard Asset Management LLC, Registrant's investment adviser ("LAM LLC"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by LAM LLC or those of its officers and members during the past two years, by incorporating by reference the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940, as amended (the "Advisers Act") by LAM LLC (SEC File No. 801-61701).

Item 27.   Principal Underwriters.


(a) Lazard Freres & Co. LLC currently serves as distributor of The Lazard Funds, Inc.

(b) Registrant is fulfilling the requirement of this Item 27 by incorporating by reference, the information contained in the Form BD filed with the SEC pursuant to the Securities Exchange Act of 1934, as amended, by Lazard Freres & Co. LLC. (SEC File No. 8-2595).

(c)      Not applicable.

Item 28.   Location of Accounts and Records.

         The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended and the rules thereunder are maintained as follows: journals, ledgers, securities records and other original records are maintained primarily at the offices of Registrant's custodian, State Street Bank and Trust Company. All other records so required to be maintained are maintained at the offices of Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112.

Item 29.   Management Services.

           Not applicable.

Item 30.   Undertakings.

           None.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement under Rule 485(b) of the Securities Act of 1933 and has duly caused this Amendment No. 11 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 28th day of April, 2003.


                                      LAZARD RETIREMENT SERIES INC.
                                             (Registrant)


                                      By: /s/ Norman Eig
                                          -------------------------------------
                                          Norman Eig, Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this Amendment No. 11 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Herbert W. Gullquist
------------------------       President and Director            April 28, 2003
Herbert W. Gullquist

/s/ Stephen St. Clair
------------------------       Treasurer and Chief Financial     April 28, 2003
Stephen St. Clair              Officer

/s/ Norman Eig
------------------------       Chairman, Director and Chief      April 28, 2003
Norman Eig                     Executive Officer

/s/ John J. Burke*
------------------------       Director                          April 28, 2003
John J. Burke

/s/ Lester Z. Lieberman*
------------------------       Director                          April 28, 2003
Lester Z. Lieberman

/s/ Richard Reiss, Jr.*
-----------------------        Director                          April 28, 2003
Richard Reiss, Jr.

/s/ John Rutledge*
-----------------------        Director                          April 28, 2003
John Rutledge

/s/ Kenneth S. Davidson*
-----------------------        Director                          April 28, 2003
Kenneth S. Davidson

/s/ William Katz*
-----------------------        Director                          April 28, 2003
William Katz


*By: /s/ Nathan A. Paul
     ------------------------
     Nathan A. Paul
     Attorney-in-fact




                                INDEX TO EXHIBITS

Exhibit Number
--------------

(d)               Investment Management Agreement

(g)               Custodian Contract

(h)(3)            Transfer Agency Agreement

(h)(4)            Amendment to Revised Transfer Agent and Services Agreement

(j)               Consent of Independent Auditors

Other Exhibits
--------------


Power of Attorney of Board Members dated April 9, 2003